                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5450
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                      GLOBAL GOVERNMENTS VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                    Date of reporting period: June 30, 2005
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
ITEM 1. REPORTS TO STOCKHOLDERS.

                                            COMPASS [logo]

                                             PROFESSIONALLY MANAGED COMBINATION
                                                       FIXED/VARIABLE ANNUITIES
                                                   FOR PERSONAL INVESTMENTS AND
                                                     QUALIFIED RETIREMENT PLANS

SEMIANNUAL REPORT o JUNE 30, 2005

Capital Appreciation Variable Account
Global Governments Variable Account
Government Securities Variable Account
High Yield Variable Account
Managed Sectors Variable Account
Money Market Variable Account
Total Return Variable Account

                                                                     Issued by
                                  Sun Life Assurance Company of Canada (U.S.),
                                                  A Wholly Owned Subsidiary of
                                      Sun Life of Canada (U.S.) Holdings, Inc.

TABLE OF CONTENTS

Letter from the CEO of MFS ...........................................       1
Key Risk Considerations ..............................................       1
Performance Summary ..................................................       3
Portfolio Composition ................................................       4
Portfolio of Investments .............................................      11
Financial Statements .................................................      29
Notes to Financial Statements ........................................      49
Investment Advisor ................................................ Back Cover
Custodian and Dividend Disbursing Agent ........................... Back Cover
Proxy Voting Policies and Information ............................. Back Cover
Quarterly Portfolio Disclosure .................................... Back Cover

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THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

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NOT FDIC INSURED       MAY LOSE VALUE         NO BANK OR CREDIT UNION GUARANTEE
 NOT A DEPOSIT      NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
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

LETTER FROM THE CEO OF MFS

DEAR CONTRACT OWNERS,

As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

August 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

KEY RISK CONSIDERATIONS

CAPITAL APPRECIATION VARIABLE ACCOUNT

The value of the portfolio's domestic investments will fluctuate in response to many factors including the performance and valuation of the issuer and general market conditions. Stock markets are volatile and can decline due to adverse issuer, political, regulatory, or economic conditions. Foreign investments can be more volatile than U.S investments.

GLOBAL GOVERNMENTS VARIABLE ACCOUNT

The portfolio's yield and unit price change daily and are based on changes in interest rates and market conditions, and in response to other economic, political, or financial developments. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities and are more affected by interest rate changes than short-term issues.

Stock markets are volatile and can decline due to adverse issuer, political, regulatory, or economic conditions. Foreign investments can be more volatile than U.S investments. The portfolio may invest in lower-quality debt securities which generally offer higher yields, and carry more risk. Lower-quality debt securities involve greater risk of default on interest and principal payments or price changes due to changes in credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. Because the portfolio is considered non-diversified, MFS may invest a significant percentage of the portfolios' assets in a single issuer. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainty and can be extremely volatile. The portfolio may invest a substantial amount of its assets in issuers located in a single country or limited number of countries and therefore is susceptible to market, economic, political, or regulatory conditions and developments affecting those countries. The portfolio's performance could be more volatile than the performance of more geographically diversified portfolios. Mortgage-backed securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.

GOVERNMENT SECURITIES VARIABLE ACCOUNT

The portfolio's yield and unit price change daily and are based on changes in interest rates and market conditions, and in response to other economic, political, or financial developments. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities and are more affected by interest rate changes than short-term issues. Mortgage-backed securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.

HIGH YIELD VARIABLE ACCOUNT

The portfolio's yield and unit price change daily and are based on changes in interest rates and market conditions, and in response to other economic, political, or financial developments. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities and are more affected by interest rate changes than short-term issues. Stock markets are volatile and can decline due to adverse issuer, political, regulatory, or economic conditions. Foreign investments can be more volatile than U.S investments. The portfolio may invest in lower-quality debt securities which generally offer higher yields, and carry more risk. Lower- quality debt securities involve greater risk of default on interest and principal payments or price changes due to changes in credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. Because the portfolio is considered non-diversified, MFS may invest a significant percentage of the portfolio's assets in a single issuer.

MANAGED SECTORS VARIABLE ACCOUNT

The value of the portfolio's domestic investments will fluctuate in response to many factors including the performance and valuation of the issuer and general market conditions. Stock markets are volatile and can decline due to adverse issuer, political, regulatory, or economic conditions. Foreign investments can be more volatile than U.S. investments.

MONEY MARKET VARIABLE ACCOUNT

The portfolio's yield and unit price change daily and are based on changes in interest rates and market conditions, and in response to other economic, political, or financial developments. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Certain types of securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities and are more affected by interest rate changes than short-term issues. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Interest rate increases can cause the price of a debt security to decrease. Unfavorable political or economic conditions within the State can affect the credit quality of issuers located in that state. The value of the portfolio's domestic investments will fluctuate in response to many factors including the performance and valuation of the issuer and general market conditions. Stock markets are volatile and can decline due to adverse issuer, political, regulatory, or economic conditions. Foreign investments can be more volatile than U.S. investments.

TOTAL RETURN VARIABLE ACCOUNT

The value of the portfolio's domestic investments will fluctuate in response to many factors including the performance and valuation of the issuer and general market conditions. Stock markets are volatile and can decline due to adverse issuer, political, regulatory, or economic conditions. Foreign investments can be more volatile than U.S. investments. Value companies can continue to be undervalued for long periods of time and not realize their full value. The portfolio's yield and unit price change daily and are based on changes in interest rates and market conditions and in response to other economic, political, or financial developments. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities and are more affected by interest rate changes than short-term issues.

When you sell your units, they will be worth more or less than the amount you paid for them. Please see the prospectus for further information regarding these and other risks considerations.

PERFORMANCE SUMMARY

THESE PERFORMANCE RESULTS REFLECT ANY APPLICABLE CONTRACT OR SURRENDER
CHARGES.

SIX MONTH PERFORMANCE THROUGH JUNE 30, 2005

                                Compass 2       Compass 3       Compass 3 -
                                 (U.S.)           (U.S.)      Level 2 (U.S.)

Capital Appreciation             (2.98)%         (3.03)%          (2.96)%
  Variable Account+

Global Governments Variable      (4.83)%         (4.90)%          (4.83)%
  Account

Government Securities             1.69%           1.64%            1.72%
  Variable Account

High Yield Variable Account      (0.40)%         (0.45)%          (0.38)%

Managed Sectors Variable         (3.09)%         (3.16)%          (3.09)%
  Account+

Money Market                      0.32%           0.27%            0.34%
  Variable Account

Total Return                      0.13%           0.05%            0.13%
  Variable Account

VISIT SUNLIFE-USA.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED.

+ The performance shown reflects a non-recurring accrual made to the variable accounts on July 28, 2004 relating to MFS' revenue sharing settlement with the Securities and Exchange Commission without which the performance would have been lower. The proceeds were paid to the variable accounts on February 16, 2005.

From time to time the variable accounts may receive proceeds from litigation settlements, without which performance would be lower.

                      See notes to financial statements.

PORTFOLIO COMPOSITION -- CAPITAL APPRECIATION VARIABLE ACCOUNT

              PORTFOLIO STRUCTURE

              Stocks                                     96.4%
              Cash & Other Net Assets                     3.6%

              TOP TEN HOLDINGS

              Cisco Systems, Inc.                         4.0%
              ------------------------------------------------
              Johnson & Johnson                           3.7%
              ------------------------------------------------
              Microsoft Corp.                             3.2%
              ------------------------------------------------
              Amgen, Inc.                                 3.1%
              ------------------------------------------------
              Wyeth                                       3.0%
              ------------------------------------------------
              Dell, Inc.                                  2.8%
              ------------------------------------------------
              PepsiCo, Inc.                               2.7%
              ------------------------------------------------
              Wal-Mart Stores, Inc.                       2.5%
              ------------------------------------------------
              Oracle Corp.                                2.4%
              ------------------------------------------------
              Abbott Laboratories                         2.0%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Health Care                                25.7%
              ------------------------------------------------
              Technology                                 24.5%
              ------------------------------------------------
              Retailing                                  10.8%
              ------------------------------------------------
              Industrial Goods & Services                 6.8%
              ------------------------------------------------
              Leisure                                     6.3%
              ------------------------------------------------
              Special Products & Services                 4.6%
              ------------------------------------------------
              Financial Services                          4.3%
              ------------------------------------------------
              Consumer Staples                            3.8%
              ------------------------------------------------
              Energy                                      3.4%
              ------------------------------------------------
              Basic Materials                             2.0%
              ------------------------------------------------
              Autos & Housing                             1.7%
              ------------------------------------------------
              Transportation                              1.4%
              ------------------------------------------------
              Utilities & Communications                  1.1%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- GLOBAL GOVERNMENTS VARIABLE ACCOUNT

              PORTFOLIO STRUCTURE*

              Bonds                                      96.8%
              Cash & Other Net Assets                     3.2%

              MARKET SECTORS*

              International Bonds                        78.9%
              ------------------------------------------------
              U.S. Treasury Securities                    4.7%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       4.1%
              ------------------------------------------------
              Cash & Other Net Assets                     3.2%
              ------------------------------------------------
              U.S. Government Agencies                    3.0%
              ------------------------------------------------
              Emerging Market Bonds                       2.1%
              ------------------------------------------------
              Municipal Bonds                             2.0%
              ------------------------------------------------
              Mortgage-Backed Securities                  2.0%
              ------------------------------------------------

              CREDIT QUALITY**

              AAA                                        86.6%
              ------------------------------------------------
              AA                                          8.6%
              ------------------------------------------------
              A                                           3.3%
              ------------------------------------------------
              BBB                                         0.9%
              ------------------------------------------------
              BB                                          0.6%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             5.5
              ------------------------------------------------
              Average Life                            8.0 yrs.
              ------------------------------------------------
              Average Maturity***                     9.4 yrs.
              ------------------------------------------------
              Average Quality****                          AAA
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                              21.4%
              ------------------------------------------------
              Germany                                    13.7%
              ------------------------------------------------
              Spain                                       7.9%
              ------------------------------------------------
              France                                      7.6%
              ------------------------------------------------
              Great Britain                               7.4%
              ------------------------------------------------
              Ireland                                     5.6%
              ------------------------------------------------
              New Zealand                                 5.1%
              ------------------------------------------------
              Finland                                     5.0%
              ------------------------------------------------
              Canada                                      5.0%
              ------------------------------------------------
              Other                                      21.3%
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest on bonds and the equivalent exposure from any derivative holdings, if applicable.

  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 6/30/05.

 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 6/30/05, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- GOVERNMENT SECURITIES VARIABLE ACCOUNT

              PORTFOLIO STRUCTURE*

              BONDS                                       91.0%
              Cash & Other Net Assets                      9.0%

              MARKET SECTORS*

              Mortgage-Backed Securities                  55.4%
              -------------------------------------------------
              U.S. Government Agencies                    32.2%
              -------------------------------------------------
              Cash & Other Net Assets                      9.0%
              -------------------------------------------------
              U.S. Treasury Securities                     3.3%
              -------------------------------------------------
              Residential Mortgage-Backed Securities       0.1%
              -------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                              3.7
              -------------------------------------------------
              Average Life                             6.5 yrs.
              -------------------------------------------------
              Average Maturity**                      16.1 yrs.
              -------------------------------------------------
              Average Quality***                            AAA
              -------------------------------------------------
              Average Short Term Quality                    A-1
              -------------------------------------------------

  * For purposes of this graphical presentation, the bond component includes both accrued interest on bonds and the equivalent exposure from any derivative holdings, if applicable.

 ** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

*** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 6/30/05, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- HIGH YIELD VARIABLE ACCOUNT

              PORTFOLIO STRUCTURE*

              Bonds                                       93.3%
              Cash & Other Net Assets                      5.0%
              Stocks                                       1.2%
              Convertible Preferred Stock                  0.3%
              Preferred Stock                              0.2%

              TOP FIVE BOND INDUSTRIES*

              Utilities - Electric Power                   8.2%
              -------------------------------------------------
              Gaming & Lodging                             6.2%
              -------------------------------------------------
              Telecommunication - Wireline                 6.0%
              -------------------------------------------------
              Medical & Health Technology & Services       5.2%
              -------------------------------------------------
              Chemicals                                    4.8%
              -------------------------------------------------

              CREDIT QUALITY OF BONDS**

              BBB                                          4.8%
              -------------------------------------------------
              BB                                          37.6%
              -------------------------------------------------
              B                                           40.2%
              -------------------------------------------------
              CCC                                         14.7%
              -------------------------------------------------
              CC                                           1.2%
              -------------------------------------------------
              D                                            0.2%
              -------------------------------------------------
              Not Rated                                    1.3%
              -------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                              4.7
              -------------------------------------------------
              Average Life                             8.1 yrs.
              -------------------------------------------------
              Average Maturity***                      8.5 yrs.
              -------------------------------------------------
              Average Quality****                            B+
              -------------------------------------------------
              Average Short Term Quality                    A-1
              -------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest on bonds and the equivalent exposure from any derivative holdings, if applicable.

  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 6/30/05.

 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 6/30/05, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- MANAGED SECTORS VARIABLE ACCOUNT

              PORTFOLIO STRUCTURE

              Stocks                                      96.7%
              Cash & Other Net Assets                      3.3%

              TOP TEN HOLDINGS

              Johnson & Johnson                            5.1%
              -------------------------------------------------
              Microsoft Corp.                              4.7%
              -------------------------------------------------
              Cisco Systems, Inc.                          4.1%
              -------------------------------------------------
              Dell, Inc.                                   4.0%
              -------------------------------------------------
              Wyeth                                        3.9%
              -------------------------------------------------
              Abbott Laboratories                          3.2%
              -------------------------------------------------
              Oracle Corp.                                 2.7%
              -------------------------------------------------
              Medtronic, Inc.                              2.5%
              -------------------------------------------------
              Genzyme Corp.                                2.5%
              -------------------------------------------------
              CVS Corp.                                    2.2%
              -------------------------------------------------

              SECTOR WEIGHTINGS

              Health Care                                 30.7%
              -------------------------------------------------
              Technology                                  30.4%
              -------------------------------------------------
              Retailing                                   10.0%
              -------------------------------------------------
              Financial Services                           8.0%
              -------------------------------------------------
              Leisure                                      7.3%
              -------------------------------------------------
              Consumer Staples                             2.9%
              -------------------------------------------------
              Transportation                               2.3%
              -------------------------------------------------
              Industrial Goods & Services                  2.3%
              -------------------------------------------------
              Special Products & Services                  2.1%
              -------------------------------------------------
              Utilities & Communications                   0.7%
              -------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- MONEY MARKET VARIABLE ACCOUNT

              PORTFOLIO STRUCTURE*

              Commercial Paper                            97.2%
              Repurchase Agreements                        3.0%
              Other Non Short-Term Assets                 -0.2%

              MATURITY BREAKDOWN*

              0 to 29 Days                                59.3%
              -------------------------------------------------
              30 to 59 Days                               21.8%
              -------------------------------------------------
              60 to 89 Days                               19.1%
              -------------------------------------------------
              Other non short-term assets                 -0.2%
              -------------------------------------------------

              SHORT TERM CREDIT QUALITY**

              Average Short Term Quality                    A-1
              -------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                               71.5%
              -------------------------------------------------
              Great Britain                                6.5%
              -------------------------------------------------
              France                                       6.3%
              -------------------------------------------------
              Germany                                      3.3%
              -------------------------------------------------
              Netherlands                                  3.3%
              -------------------------------------------------
              Switzerland                                  3.2%
              -------------------------------------------------
              Belgium                                      3.1%
              -------------------------------------------------
              Sweden                                       2.8%
              -------------------------------------------------

 * For purposes of this graphical presentation, the fixed income portion includes both accrued interest on bonds and the equivalent exposure from any derivative holdings, if applicable, are included in this graphical presentation.

** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

From time to time, "Other non short-term assets" may be negative due to timing of cash receipts.

Percentages are based on net assets as of 6/30/05, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- TOTAL RETURN VARIABLE ACCOUNT

PORTFOLIO STRUCTURE*

              Stocks                                      59.5%
              Bonds                                       38.8%
              Cash & Other Net Assets                      1.7%

              TOP TEN HOLDINGS*

              Agency - FNMA, 30 yr, 5.5%                   3.7%
              -------------------------------------------------
              U.S. Treasury Note - 5.625%, 5/15/08         2.2%
              -------------------------------------------------
              Spring Corp. (FON GRP)                       2.2%
              -------------------------------------------------
              Bank of America Corp.                        2.0%
              -------------------------------------------------
              U.S. Treasury Bonds - 6.25%, 8/15/23         1.9%
              -------------------------------------------------
              FNMA - 6.625%, 11/15/10                      1.8%
              -------------------------------------------------
              Verizon Communications, Inc.                 1.6%
              -------------------------------------------------
              Citigroup, Inc.                              1.4%
              -------------------------------------------------
              J.P. Morgan Chase & Co.                      1.4%
              -------------------------------------------------
              U.S. Treasury Note - 7.0%, 7/15/06           1.4%
              -------------------------------------------------

              MARKET SECTORS*

              Domestic Equities                           55.7%
              -------------------------------------------------
              Mortgage-Backed Securities                  13.6%
              -------------------------------------------------
              High Grade Corporates                        9.1%
              -------------------------------------------------
              U.S. Treasury Securities                     8.6%
              -------------------------------------------------
              U.S. Government Agencies                     4.4%
              -------------------------------------------------
              International Equities                       3.8%
              -------------------------------------------------
              Cash & Other Net Assets                      1.7%
              -------------------------------------------------
              Commercial Mortgage-Backed Securities        1.6%
              -------------------------------------------------
              Asset-Backed Securities                      0.8%
              -------------------------------------------------
              High Yield Corporates                        0.3%
              -------------------------------------------------
              Emerging Market Bonds                        0.2%
              -------------------------------------------------
              International Bonds                          0.2%
              -------------------------------------------------

              EQUITY SECTOR WEIGHTINGS

              Financial Services                          24.5%
              -------------------------------------------------
              Energy                                      11.6%
              -------------------------------------------------
              Utilities & Communications                  11.4%
              -------------------------------------------------
              Health Care                                  8.3%
              -------------------------------------------------
              Industrial Goods & Services                  7.6%
              -------------------------------------------------
              Technology                                   7.3%
              -------------------------------------------------
              Basic Materials                              6.7%
              -------------------------------------------------
              Consumer Staples                             6.4%
              -------------------------------------------------
              Leisure                                      6.4%
              -------------------------------------------------
              Retailing                                    3.8%
              -------------------------------------------------
              Autos & Housing                              2.3%
              -------------------------------------------------
              Special Products & Services                  0.7%
              -------------------------------------------------
              Transportation                               0.4%
              -------------------------------------------------

* For purposes of this graphical presentation, the fixed income portion includes both accrued interest on bonds and the equivalent exposure from any derivative holdings, if applicable, are included in this graphical presentation.

Percentages are based on net assets as of 6/30/05, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Issuer                                          Shares          Value

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005
CAPITAL APPRECIATION VARIABLE ACCOUNT
STOCKS -- 96.4%

Issuer                                               Shares          Value

AEROSPACE -- 1.4%
Lockheed Martin Corp. ..........................     45,900     $   2,977,533
United Technologies Corp. ......................     15,800           811,330
                                                                -------------
                                                                $   3,788,863
                                                                -------------
APPAREL MANUFACTURERS -- 0.4%
Nike, Inc., "B" ................................      5,300     $     458,980
Polo Ralph Lauren Corp., "A" ...................     12,900           556,119
                                                                -------------
                                                                $   1,015,099
                                                                -------------
AUTOMOTIVE -- 1.1%
Harley-Davidson, Inc. ..........................     59,800     $   2,966,080
                                                                -------------
BANKS & CREDIT COMPANIES -- 2.0%
American Express Co. ...........................     12,800     $     681,344
Citigroup, Inc. ................................     58,196         2,690,401
Countrywide Financial Corp. ....................     19,000           733,590
SLM Corp. ......................................     28,800         1,463,040
                                                                -------------
                                                                $   5,568,375
                                                                -------------
BIOTECHNOLOGY -- 4.5%
Amgen, Inc.* ...................................    139,440     $   8,430,542
Genzyme Corp.* .................................     44,500         2,674,005
ImClone Systems, Inc.* .........................     43,200         1,337,904
                                                                -------------
                                                                $  12,442,451
                                                                -------------
BROADCAST & CABLE TV -- 3.3%
Citadel Broadcasting Corp.* ....................    153,000     $   1,751,850
Comcast Corp., "A"* ............................     87,300         2,680,110
EchoStar Communications Corp., "A"* ............     94,785         2,857,768
Univision Communications, Inc., "A"* ...........     54,200         1,493,210
XM Satellite Radio Holdings, Inc., "A"* ........      8,200           276,012
                                                                -------------
                                                                $   9,058,950
                                                                -------------
BROKERAGE & ASSET MANAGERS -- 0.2%
Legg Mason, Inc. ...............................      4,900     $     510,139
                                                                -------------
BUSINESS SERVICES -- 2.8%
Accenture Ltd., "A"* ...........................    211,700     $   4,799,239
Fiserv, Inc.* ..................................     65,100         2,796,045
                                                                -------------
                                                                $   7,595,284
                                                                -------------
CHEMICALS -- 1.2%
3M Co. .........................................     43,900     $   3,173,970
                                                                -------------
COMPUTER SOFTWARE -- 8.7%
Amdocs Ltd.* ...................................    106,300     $   2,809,509
Microsoft Corp. ................................    356,520         8,855,957
NAVTEQ Corp.* ..................................      7,600           282,568
Oracle Corp.* ..................................    505,500         6,672,600
Symantec Corp.* ................................    246,600         5,361,084
                                                                -------------
                                                                $  23,981,718
                                                                -------------
COMPUTER SOFTWARE -- SYSTEMS -- 4.6%
CDW Corp. ......................................     86,300     $   4,926,867
Dell, Inc.* ....................................    193,720         7,653,877
                                                                -------------
                                                                $  12,580,744
                                                                -------------
CONSTRUCTION -- 0.6%
KB Home ........................................     11,600     $     884,268
Pulte Homes, Inc. ..............................      9,400           791,950
                                                                -------------
                                                                $   1,676,218
                                                                -------------
CONSUMER GOODS & SERVICES -- 2.4%
Apollo Group, Inc., "A"* .......................     41,200     $   3,222,664
Avon Products, Inc. ............................     25,900           980,315
Career Education Corp.* ........................     48,300         1,768,263
Fortune Brands, Inc. ...........................      6,500           577,200
                                                                -------------
                                                                $   6,548,442
                                                                -------------
ELECTRICAL EQUIPMENT -- 2.3%
Emerson Electric Co. ...........................     32,400     $   2,029,212
Tyco International Ltd. ........................    143,500         4,190,200
                                                                -------------
                                                                $   6,219,412
                                                                -------------
ELECTRONICS -- 2.7%
Amphenol Corp., "A" ............................     35,700     $   1,434,069
Analog Devices, Inc. ...........................     80,190         2,991,889
Samsung Electronics Co. Ltd., GDR ..............      2,300           550,275
Xilinx, Inc. ...................................    101,000         2,575,500
                                                                -------------
                                                                $   7,551,733
                                                                -------------
ENERGY -- INDEPENDENT -- 0.7%
Arch Coal, Inc. ................................     17,700     $     964,119
Massey Energy Co. ..............................     24,000           905,280
                                                                -------------
                                                                $   1,869,399
                                                                -------------
FOOD & DRUG STORES -- 1.0%
CVS Corp. ......................................     95,520     $   2,776,766
                                                                -------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 3.2%
PepsiCo, Inc. ..................................    136,420     $   7,357,131
SYSCO Corp. ....................................     38,400         1,389,696
                                                                -------------
                                                                $   8,746,827
                                                                -------------
GAMING & LODGING -- 0.8%
Carnival Corp. .................................     41,400     $   2,258,370
                                                                -------------
GENERAL MERCHANDISE -- 5.6%
Family Dollar Stores, Inc. .....................    107,700     $   2,810,970
Kohl's Corp.* ..................................     49,190         2,750,213
Target Corp. ...................................     51,460         2,799,939
Wal-Mart Stores, Inc. ..........................    142,700         6,878,140
                                                                -------------
                                                                $  15,239,262
                                                                -------------
HEALTH MAINTENANCE ORGANIZATIONS -- 0.3%
UnitedHealth Group, Inc. .......................     13,600     $     709,104
                                                                -------------
INSURANCE -- 2.1%
American International Group, Inc. .............     46,700     $   2,713,270
St. Paul Travelers Cos., Inc. ..................     79,900         3,158,447
                                                                -------------
                                                                $   5,871,717
                                                                -------------
INTERNET -- 2.5%
Amazon.com, Inc.* ..............................     37,500     $   1,240,500
eBay, Inc.* ....................................     20,700           683,307
IAC/InterActiveCorp* ...........................    144,200         3,468,010
Yahoo!, Inc.* ..................................     43,900         1,521,135
                                                                -------------
                                                                $   6,912,952
                                                                -------------
LEISURE & TOYS -- 1.4%
Electronic Arts, Inc.* .........................     69,700     $   3,945,717
                                                                -------------
MACHINERY & TOOLS -- 3.1%
Caterpillar, Inc. ..............................     46,200     $   4,403,322
Illinois Tool Works, Inc. ......................     50,200         3,999,936
                                                                -------------
                                                                $   8,403,258
                                                                -------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 3.5%
Caremark Rx, Inc.* .............................     70,400     $   3,134,208
Community Health Systems, Inc.* ................     81,700         3,087,443
HCA, Inc. ......................................     61,600         3,490,872
                                                                -------------
                                                                $   9,712,523
                                                                -------------
MEDICAL EQUIPMENT -- 3.9%
Boston Scientific Corp.* .......................     44,400     $   1,198,800
Medtronic, Inc. ................................    104,700         5,422,413
St. Jude Medical, Inc.* ........................      6,900           300,909
Waters Corp.* ..................................     32,700         1,215,459
Zimmer Holdings, Inc.* .........................     32,900         2,505,993
                                                                -------------
                                                                $  10,643,574
                                                                -------------
METALS & MINING -- 0.7%
BHP Billiton Ltd., ADR .........................     21,200     $     578,760
Companhia Vale do Rio Doce, ADR ................     48,300         1,414,224
                                                                -------------
                                                                $   1,992,984
                                                                -------------
OIL SERVICES -- 2.7%
BJ Services Co. ................................     29,200     $   1,532,416
GlobalSantaFe Corp. ............................     41,200         1,680,960
Noble Corp. ....................................     27,400         1,685,374
Smith International, Inc. ......................     24,600         1,567,020
Tenaris S.A., ADR ..............................     12,100           947,067
                                                                -------------
                                                                $   7,412,837
                                                                -------------
PERSONAL COMPUTERS & PERIPHERALS -- 1.5%
Lexmark International, Inc., "A"* ..............     61,700     $   4,000,011
                                                                -------------
PHARMACEUTICALS -- 13.5%
Abbott Laboratories ............................    113,700     $   5,572,437
Allergan, Inc. .................................     40,100         3,418,124
Eli Lilly & Co. ................................     93,800         5,225,598
Johnson & Johnson ..............................    156,000        10,140,000
Roche Holding AG ...............................     33,700         4,244,093
Wyeth ..........................................    187,600         8,348,200
                                                                -------------
                                                                $  36,948,452
                                                                -------------
RESTAURANTS -- 0.8%
Outback Steakhouse, Inc. .......................     48,600     $   2,198,664
                                                                -------------
SPECIALTY CHEMICALS -- 0.1%
Praxair, Inc. ..................................      5,800     $     270,280
                                                                -------------
SPECIALTY STORES -- 3.8%
Best Buy Co., Inc. .............................     40,100     $   2,748,855
CarMax, Inc.* ..................................     67,200         1,790,880
Lowe's Cos., Inc. ..............................     64,600         3,761,012
PETsMART, Inc. .................................     65,900         2,000,065
                                                                -------------
                                                                $  10,300,812
                                                                -------------
TELECOMMUNICATIONS -- WIRELINE -- 4.5%
Cisco Systems, Inc.* ...........................    573,000     $  10,950,030
NeuStar, Inc., "A"* ............................      1,170            29,952
QUALCOMM, Inc. .................................     41,300         1,363,313
                                                                -------------
                                                                $  12,343,295
                                                                -------------
TELEPHONE SERVICES -- 1.1%
Sprint Corp. ...................................    119,650     $   3,002,019
                                                                -------------
TRUCKING -- 1.4%
FedEx Corp. ....................................     47,200     $   3,823,671
                                                                -------------
    Total Stocks (Identified Cost, $240,468,935)                $ 264,059,972
                                                                -------------
SHORT-TERM OBLIGATION -- 3.7%

Issuer                                          Par Amount          Value
General Electric Capital Corp.,
  3.4%, due 7/01/05, at Amortized Cost< ........$10,237,000     $  10,237,000
                                                                -------------
    Total Investments
      (Identified Cost, $250,705,935)(+) .......                $ 274,296,972
                                                                -------------
OTHER ASSETS,
  LESS LIABILITIES -- (0.1)% ...................                     (314,858)
                                                                -------------
    Net Assets -- 100.0% .......................                $ 273,982,114
                                                                =============

         See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005
GLOBAL GOVERNMENTS VARIABLE ACCOUNT
BONDS -- 96.5%

Issuer                                            Par Amount      Value
FOREIGN BONDS -- 77.0%
AUSTRALIA -- 1.4%
Commonwealth of Australia, 6%, 2017 .......... AUD      203,000   $     165,803
                                                                  -------------
AUSTRIA -- 2.5%
Republic of Austria, 5%, 2012 ................ EUR      214,000   $     293,769
                                                                  -------------
BELGIUM -- 3.1%
Kingdom of Belgium, 3.75%, 2009 .............. EUR      164,000   $     208,286
Kingdom of Belgium, 5%, 2012 ................. EUR      111,000         152,793
                                                                  -------------
                                                                  $     361,079
                                                                  -------------
CANADA -- 4.9%
Canada Housing Trust, 4.65%, 2009 ............ CAD      135,000   $     115,788
Government of Canada, 5.25%, 2012 ............ CAD       75,000          67,142
Government of Canada, 4.5%, 2015 ............. CAD      113,000          96,837
Quebec Province, 1.6%, 2013 .................. JPY   31,000,000         293,690
                                                                  -------------
                                                                  $     573,457
                                                                  -------------
DENMARK -- 1.1%
Kingdom of Denmark, 4%, 2015 ................. DKK      701,000   $     122,664
                                                                  -------------
FINLAND -- 4.9%
Republic of Finland, 3%, 2008 ................ EUR      416,000   $     514,864
Republic of Finland, 5.375%, 2013 ............ EUR       36,000          51,107
                                                                  -------------
                                                                  $     565,971
                                                                  -------------
FRANCE -- 7.3%
Republic of France, 4.75%, 2007 .............. EUR      379,000   $     482,544
Republic of France, 4.75%, 2012 .............. EUR      131,000         178,029
Republic of France, 6%, 2025 ................. EUR      113,000         184,035
                                                                  -------------
                                                                  $     844,608
                                                                  -------------
GERMANY -- 13.4%
Federal Republic of Germany,
  3.5%, 2008 ................................. EUR      427,000   $     536,961
Federal Republic of Germany,
  3.75%, 2015 ................................ EUR       80,000         101,910
Federal Republic of Germany,
  6.25%, 2024 ................................ EUR      289,000         477,043
Federal Republic of Germany,
  6.25%, 2030 ................................ EUR      253,000         434,352
                                                                  -------------
                                                                  $   1,550,266
                                                                  -------------
IRELAND -- 5.5%
Republic of Ireland, 4.25%, 2007 ............. EUR      454,000   $     575,360
Republic of Ireland, 4.6%, 2016 .............. EUR       45,000          61,514
                                                                  -------------
                                                                  $     636,874
                                                                  -------------
JAPAN -- 4.0%
Development Bank of Japan,
  1.4%, 2012 ................................. JPY   39,000,000   $     368,190
Development Bank of Japan,
  1.6%, 2014 ................................. JPY   10,000,000          94,792
                                                                  -------------
                                                                  $     462,982
                                                                  -------------
MEXICO -- 0.5%
United Mexican States, 8.125%, 2019 ..........  $        51,000   $      62,603
                                                                  -------------
NETHERLANDS -- 3.8%
Kingdom of Netherlands, 5.75%, 2007 .......... EUR      323,000   $     413,688
Kingdom of Netherlands, 5%, 2012 ............. EUR       19,697          27,071
                                                                  -------------
                                                                  $     440,759
                                                                  -------------
NEW ZEALAND -- 5.0%
Government of New Zealand,
  6.5%, 2013 ................................. NZD      664,000   $     483,800
Government of New Zealand,
  6%, 2015 ................................... NZD      133,000          94,419
                                                                  -------------
                                                                  $     578,219
                                                                  -------------
NORWAY -- 1.0%
Kingdom of Norway, 6.5%, 2013 ................ NOK      591,000   $     109,989
                                                                  -------------
QATAR -- 0.7%
State of Qatar, 9.75%, 2030 ..................  $        50,000   $      77,625
                                                                  -------------
RUSSIA -- 0.9%
Russian Federation, 3%, 2008 .................  $        66,000   $      62,271
Russian Federation, 5% to 2007,
  7.5% to 2030 ...............................           38,000          42,423
                                                                  -------------
                                                                  $     104,694
                                                                  -------------
SPAIN -- 7.7%
Kingdom of Spain, 6%, 2008 ................... EUR      401,000   $     531,154
Kingdom of Spain, 5.35%, 2011 ................ EUR      262,000         364,674
                                                                  -------------
                                                                  $     895,828
                                                                  -------------
SWEDEN -- 1.9%
Kingdom of Sweden, 5.25%, 2011 ............... SEK      780,000   $     114,248
Kingdom of Sweden, 4%, 2020 .................. SEK      651,597         111,046
                                                                  -------------
                                                                  $     225,294
                                                                  -------------
UNITED KINGDOM -- 7.4%
United Kingdom Treasury, 5.75%, 2009 ......... GBP       65,000   $     124,413
United Kingdom Treasury, 8%, 2015 ............ GBP      307,000         728,203
                                                                  -------------
                                                                  $     852,616
                                                                  =============
    Total Foreign Bonds ......................                    $   8,925,100
                                                                  -------------
U.S. BONDS -- 19.5%
ASSET BACKED & SECURITIZED -- 4.1%
Commercial Mortgage Asset Trust, FRN,
  1.0939%, 2032## ............................  $     1,560,930   $      72,050
Commercial Mortgage Pass-Through
  Certificate, 3.41%, 2017## .................           59,000          58,987
Deutsche Mortgage & Asset Receiving
  Corp., 6.538%, 2031 ........................           49,476          51,865
First Union National Bank Commercial
  Mortgage Trust, FRN, 1.206%, 2043##^^  .....        1,731,260          76,687
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., 3.42%, 2046 ..............           52,080          52,120
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., FRN,
  5.3839%, 2041 ..............................           55,952          58,754
Wachovia Bank Commercial Mortgage Trust,
  3.51%, 2015## ..............................           22,101          22,114
Wachovia Bank Commerical Mortgage Trust,
  3.46%, 2015## ..............................           83,496          83,613
                                                                  -------------
                                                                  $     476,190
                                                                  -------------
MORTGAGE BACKED -- 2.0%
Fannie Mae, 5.5%, 2034 .......................    $     227,002   $     230,315
                                                                  -------------
MUNICIPALS -- 2.0%
Honolulu, HI, City & County Rev., "A",
  5%, 2015 ...................................    $      85,000   $      95,135
Massachusetts State Water Resources
  Authority, "A", 5.25%, 2015 ................           80,000          91,282
New York, NY, City Municipal Water
  Finance Authority, Water & Sewer
  Systems Rev., "D", 5%, 2037 ................           40,000          42,544
                                                                  -------------
                                                                  $     228,961
                                                                  -------------
SUPRANATIONAL -- 2.4%
Inter-American Development Bank,
  1.9%, 2009 ................................. JPY   29,000,000   $     279,650
                                                                  -------------
U.S. GOVERNMENT AGENCIES -- 3.0%
Fannie Mae, 4.25%, 2007 ......................  $       346,000   $     347,118
                                                                  -------------
U.S. TREASURY OBLIGATIONS -- 6.0%
U.S. Treasury Bonds, 6.25%, 2030 .............  $       181,000   $     235,759
U.S. Treasury Notes, 4.25%, 2013 .............           40,000          41,061
U.S. Treasury Notes, 2%, 2014 ................          268,500         276,565
U.S. Treasury Notes, 4%, 2015 ................          137,000         137,487
                                                                  -------------
                                                                  $     690,872
                                                                  -------------
    Total U.S. Bonds .........................                    $   2,253,106
                                                                  -------------
    Total Bonds (Identified Cost, $11,083,944)                    $  11,178,206
                                                                  -------------
CALL OPTIONS PURCHASED -- 0%

                                                       Number
                                                    of Contacts
Issue/Strike Price/Expiration                       (000 Omitted)    Value
USD Call /KRW Put/August 1025
  Call/8/10/2005
  (Premiums Paid, $1,392) ....................          236,775   $       3,315
                                                                  -------------
PUT OPTIONS PURCHASED -- 0%
U.S. Treasury 10yr Note Future/September
  112 Put/8/26/2005 ..........................                2   $         781
U.S. Treasury 10yr Note Future/September
  113 Put/8/26/2005 ..........................                2           1,406
                                                                  -------------
    Total Put Options Purchased
      (Premiums Paid, $4,710) ................                    $       2,187
                                                                  -------------
REPURCHASE AGREEMENTS -- 5.5%

Issuer                                             Par Amount        Value
Goldman Sachs, 3.25%, dated 6/30/05, due
  7/01/05, total to be received $523,047
  (secured by various U.S. Treasury and
  Federal Agency obligations in a jointly
  traded account) ............................      $   523,000   $     523,000
Morgan Stanley, 3.35%, dated 6/30/05, due
  7/01/05, total to be received $113,011
  (secured by various U.S. Treasury and
  Federal Agency obligations in a jointly
  traded account) ............................          113,000         113,000
                                                                  -------------
    Total Repurchase Agreement, at Cost ......                    $     636,000
                                                                  -------------
    Total Investments (Identified Cost, $11,726,046)              $  11,819,708
                                                                  -------------
OTHER ASSETS,
  LESS LIABILITIES -- (2.0)% .................                         (231,493)
                                                                  -------------
    Net Assets -- 100.0% .....................                    $  11,588,215
                                                                  =============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005
GOVERNMENT SECURITIES VARIABLE ACCOUNT
BONDS -- 99.1%

Issuer                                          Par Amount          Value

AGENCY -- OTHER -- 4.4%
Financing Corp., 10.35%, 2018 ..................$ 1,150,000     $   1,810,731
Resolution Funding Corp., 8.875%, 2020 .........  1,700,000         2,520,337
                                                                -------------
                                                                $   4,331,068
                                                                -------------
ASSET BACKED & SECURITIZED -- 0.1%
Freddie Mac, 3.108%, 2035 ......................$   132,727     $     131,945
                                                                -------------
MORTGAGE BACKED - 55.2%
Fannie Mae, 8.5%, 2007 .........................$     4,532     $       4,943
Fannie Mae, 6.8%, 2011 .........................     99,865           110,438
Fannie Mae, 4.79%, 2012 ........................    934,169           930,749
Fannie Mae, 4.73%, 2012 ........................     96,544            98,319
Fannie Mae, 5%, 2013 - 2019 .................... 11,000,749        11,137,625
Fannie Mae, 4.8%, 2013 .........................     91,728            93,788
Fannie Mae, 4.845%, 2013 .......................    266,651           273,697
Fannie Mae, 5.06%, 2013 ........................    107,427           111,336
Fannie Mae, 4.65%, 2013 ........................    253,261           254,828
Fannie Mae, 4.45%, 2014 ........................    327,061           327,373
Fannie Mae, 4.771%, 2014 .......................    653,393           669,035
Fannie Mae, 4.6%, 2014 .........................    127,852           129,182
Fannie Mae, 4.667%, 2014 .......................    856,692           871,370
Fannie Mae, 4.846%, 2014 .......................    928,008           954,842
Fannie Mae, 5.1%, 2014 .........................    139,738           145,728
Fannie Mae, 4.62%, 2015 ........................    183,507           185,570
Fannie Mae, 4.82%, 2015 ........................    249,673           255,953
Fannie Mae, 4.69%, 2015 ........................     90,579            92,032
Fannie Mae, 4.85%, 2015 ........................     90,562            93,022
Fannie Mae, 4.56%, 2015 ........................    164,686           165,812
Fannie Mae, 4.665%, 2015 .......................    111,064           112,641
Fannie Mae, 4.7%, 2015 .........................    127,595           129,712
Fannie Mae, 4.89%, 2015 ........................     89,727            92,421
Fannie Mae, 4.74%, 2015 ........................    100,000           101,941
Fannie Mae, 4.925%, 2015 .......................    354,101           365,997
Fannie Mae, 6%, 2016 - 2034 ....................  6,717,997         6,919,138
Fannie Mae, 6.5%, 2016 - 2032 ..................  2,361,153         2,451,250
Fannie Mae, 5.5%, 2017 - 2034 .................. 16,017,929        16,286,844
Fannie Mae, 10%, 2018 ..........................    299,582           336,323
Fannie Mae, 4.5%, 2019 .........................  2,491,856         2,482,463
Fannie Mae, 4.88%, 2020 ........................     98,900           101,649
Fannie Mae, 5.9958%, 2020 ......................      5,977             5,962
Fannie Mae, 7.5%, 2022 - 2031 ..................    320,990           343,227
Freddie Mac, 4.375%, 2015 ......................    782,009           782,450
Freddie Mac, 5.5%, 2025 - 2034 .................  2,090,159         2,124,305
Freddie Mac, 7.5%, 2027 ........................    142,595           153,066
Freddie Mac, 6.5%, 2032 ........................  1,115,261         1,156,279
Freddie Mac, 6%, 2034 ..........................  1,824,463         1,872,020
Ginnie Mae, 5.5%, 2033 .........................  2,193,107         2,242,136
                                                                -------------
                                                                $  54,965,466
                                                                -------------
U.S. GOVERNMENT AGENCIES -- 27.4%
Aid to Israel, 6.6%, 2008 ......................$   762,191     $     780,417
Aid to Israel, 5.5%, 2023 ......................  1,097,000         1,229,026
Aid to Israel, 0%, 2024 ........................  1,442,000           596,565
Aid to Peru, 9.98%, 2008 .......................    636,918           690,712
Empresa Energetica Cornito Ltd.,
  6.07%, 2010 ..................................  2,325,000         2,417,814
Fannie Mae, 3.41%, 2007 ........................  1,060,000         1,048,151
Fannie Mae, 4.25%, 2009 ........................  1,073,000         1,084,606
Fannie Mae, 4.625%, 2014 .......................    761,000           780,462
Freddie Mac, 5.625%, 2011 ......................  3,664,000         3,956,032
Freddie Mac, 5.05%, 2015 .......................    956,000           967,692
Overseas Private Investment Corp.,
  0%, 2007 .....................................    163,996           164,928
Small Business Administration,
  8.4%, 2007 ...................................      6,418             6,541
Small Business Administration,
  10.05%, 2009 .................................     16,402            17,379
Small Business Administration,
  8.7%, 2009 ...................................     81,124            85,592
Small Business Administration,
  6.34%, 2021 ..................................    727,521           780,199
Small Business Administration,
  6.44%, 2021 ..................................    692,672           745,828
Small Business Administration,
  6.625%, 2021 .................................    756,202           823,186
Small Business Administration,
  6.07%, 2022 ..................................    550,140           585,629
Small Business Administration,
  4.98%, 2023 ..................................    268,148           274,472
Small Business Administration,
  4.89%, 2023 ..................................    700,263           713,780
Small Business Administration,
  4.72%, 2024 ..................................    715,549           723,592
Small Business Administration,
  4.34%, 2024 ..................................    388,554           385,097
Small Business Administration,
  4.77%, 2024 ..................................    665,134           673,950
Small Business Administration,
  5.52%, 2024 ..................................    363,831           381,683
Small Business Administration,
  4.99%, 2024 ..................................    447,067           457,605
Small Business Administration,
  4.86%, 2024 ..................................    343,619           349,448
Small Business Administration,
  4.88%, 2024 ..................................    313,318           318,909
Small Business Administration,
  4.87%, 2024 ..................................    409,602           416,652
Small Business Administration,
  5.11%, 2025 ..................................    356,000           366,335
Tennessee Valley Authority,
  4.375%, 2015 .................................    991,000           998,215
Tennessee Valley Authority STRIPS,
  0%, 2042^^  ..................................  2,250,000         1,766,543
U.S. Department of Housing & Urban
  Development, 6.36%, 2016 .....................    500,000           556,248
U.S. Department of Housing & Urban
  Development, 6.59%, 2016 .....................  2,045,000         2,186,508
                                                                -------------
                                                                $  27,329,796
                                                                -------------
U.S. TREASURY OBLIGATIONS -- 12.0%
U.S. Treasury Bonds, 12%, 2013 .................$    19,000     $      23,591
U.S. Treasury Bonds, 6%, 2026 ..................    123,000           151,549
U.S. Treasury Bonds, 5.25%, 2028 ...............    346,000           395,183
U.S. Treasury Bonds, 5.375%, 2031 ..............    956,000         1,128,080
U.S. Treasury Notes, 3.375%, 2007 ..............  2,102,319         2,169,084
U.S. Treasury Notes, 3.625%, 2008### ...........  1,981,041         2,096,266
U.S. Treasury Notes, 5.5%, 2008 ................  2,755,000         2,882,526
U.S. Treasury Notes, 6.5%, 2010 ................    248,000           276,762
U.S. Treasury Notes, 2%, 2014 ..................  2,044,809         2,106,234
U.S. Treasury Notes, 4%, 2014 ..................     84,000            84,505
U.S. Treasury STRIPS, 0%, 2016^^  ..............  1,030,000           659,007
                                                                -------------
                                                                $  11,972,787
                                                                -------------
    Total Bonds (Identified Cost, $96,332,224) ............     $  98,731,062
                                                                -------------
REPURCHASE AGREEMENT - 1.4%
Morgan Stanley, 3.35%, dated 6/30/05, due
  7/01/05, total to be received $1,404,131
  (secured by various U.S. Treasury and
  Federal Agency obligations in a jointly
  traded account), at Cost .....................$ 1,404,000     $   1,404,000
                                                                -------------
    Total Investments (Identified Cost, $97,736,224)            $ 100,135,062
                                                                -------------
OTHER ASSETS,
  LESS LIABILITIES - (0.5)% ..............................           (455,931)
                                                                -------------
    Net Assets - 100.0% ..................................      $  99,679,131
                                                                =============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005
HIGH YIELD VARIABLE ACCOUNT

BONDS -- 91.8%

Issuer                                         Par Amount        Value

ADVERTISING & BROADCASTING -- 4.1%
Allbritton Communications Co.,
  7.75%, 2012 ..................................$   275,000     $     270,875
DIRECTV Holdings LLC, 8.375%, 2013 .............    120,000           132,900
DIRECTV Holdings LLC,
  6.375%, 2015## ...............................    145,000           144,275
Echostar DBS Corp., 6.375%, 2011 ...............    465,000           460,931
Emmis Operating Co., 6.875%, 2012 ..............    135,000           133,650
Granite Broadcasting Corp., 9.75%, 2010 ........    260,000           241,800
Innova S. de R.L., 9.375%, 2013 ................    200,000           225,500
Intelsat Ltd., 8.625%, 2015## ..................    205,000           216,275
Intelsat Ltd., 0% to 2010, 9.25% to 2015## .....    280,000           186,900
Lamar Media Corp., 7.25%, 2013 .................    135,000           142,425
Panamsat Holding Corp., 0% to 2005, 10.375%
  to 2014 ......................................    315,000           216,563
Paxson Communications Corp.,
  0% to 2006, 12.25% to 2009 ...................    495,000           462,825
                                                                -------------
                                                                $   2,834,919
                                                                -------------
AEROSPACE -- 0.7%
Argo-Tech Corp., 9.25%, 2011 ...................$   130,000     $     141,050
BE Aerospace, Inc., 8.875%, 2011 ...............    125,000           130,625
TransDigm Holding Co., 8.375%, 2011 ............    170,000           180,200
                                                                -------------
                                                                $     451,875
                                                                -------------
AIRLINES -- 0.6%
Continental Airlines, Inc., 6.9%, 2017 .........$    73,411     $      59,790
Continental Airlines, Inc., 6.748%, 2017 .......     74,147            60,872
Continental Airlines, Inc., 6.795%, 2018 .......    121,955           101,820
Continental Airlines, Inc., 7.566%, 2020 .......    244,890           201,688
                                                                -------------
                                                                $     424,170
                                                                -------------
APPAREL MANUFACTURERS -- 0.5%
Levi Strauss & Co., 12.25%, 2012 ...............$   150,000     $     163,875
Levi Strauss & Co., 9.75%, 2015 ................    180,000           178,650
                                                                -------------
                                                                $     342,525
                                                                -------------
ASSET BACKED & SECURITIZED -- 2.2%
Airplane Pass-Through Trust,
  10.875%, 2019** ..............................$   740,775     $       2,222
ARCap, Inc., 6.1%, 2045## ......................    165,567           155,633
Asset Securitization Corp.,
  8.7809%, 2029## ..............................    200,000           188,203
Asset Securitization Corp., FRN,
  8.2909%, 2029 ................................    150,000           156,487
Crest Ltd., 7%, 2040## .........................    154,000           149,786
First Union National Bank Commercial
  Mortgage Corp., 6.75%, 2032 ..................    165,000           171,479
GMAC Commercial Mortgage Securities, Inc.,
  FRN, 7.9079%, 2034## .........................    192,000           213,107
Mortgage Capital Funding, Inc.,
  7.214%, 2027 .................................    500,000           525,402
                                                                -------------
                                                                $   1,562,319
                                                                -------------
AUTOMOTIVE -- 4.0%
Affinia Group, Inc., 9%, 2014## ................$   200,000     $     168,000
Ford Motor Credit Co., 6.625%, 2008 ............    208,000           205,431
Ford Motor Credit Co., 5.625%, 2008 ............    140,000           133,417
General Motors Acceptance Corp., 6.125%,
  2008 .........................................    110,000           106,482
General Motors Acceptance Corp.,
  5.85%, 2009 ..................................    200,000           187,482
General Motors Acceptance Corp.,
  6.75%, 2014 ..................................    429,000           383,815
General Motors Corp., 8.375%, 2033 .............    304,000           253,840
INTERMET Corp., 9.75%, 2009** ..................    160,000            69,200
Lear Corp., 8.11%, 2009 ........................    195,000           201,638
Metaldyne Corp., 11%, 2012 .....................     49,000            31,728
Metaldyne Corp., 10%, 2013## ...................    260,000           213,200
AUTOMOTIVE -- continued
Navistar International Corp., 7.5%, 2011 .......$   395,000     $     402,900
TRW Automotive, Inc., 9.375%, 2013 .............    185,000           204,888
TRW Automotive, Inc., 11%, 2013 ................    199,000           228,850
                                                                -------------
                                                                $   2,790,871
                                                                -------------
BASIC INDUSTRY -- 0.1%
Trimas Corp., 9.875%, 2012 .....................$   115,000     $      96,600
                                                                -------------
BROADCAST & CABLE TV -- 3.3%
Cablevision Systems Corp., 8%, 2012 ............$   155,000     $     151,900
CCO Holdings LLC, 8.75%, 2013 ..................    150,000           147,750
Charter Communications, Inc.,
  8.625%, 2009 .................................    510,000           378,675
Charter Communications, Inc.,
  9.92%, 2011 ..................................    495,000           361,350
Charter Communications, Inc.,
  8.375%, 2014## ...............................    120,000           119,400
CSC Holdings, Inc., 8.125%, 2009 ...............    125,000           126,562
CSC Holdings, Inc., 6.75%, 2012## ..............    215,000           202,100
FrontierVision Holdings LP,
  11.875%, 2007** ..............................     50,000            68,750
FrontierVision Holdings LP, "B",
  11.875%, 2007** ..............................     80,000           110,000
Frontiervision Operating Partners LP,
  11%, 2006** ..................................    195,000           262,275
Mediacom Broadband LLC, 9.5%, 2013 .............    210,000           209,475
Rogers Cable, Inc., 8.75%, 2032 ................    140,000           158,900
                                                                -------------
                                                                $   2,297,137
                                                                -------------
BROKERAGE & ASSET MANAGERS -- 0.2%
Refco Finance Holdings LLC, 9%, 2012 ...........$   135,000     $     143,100
                                                                -------------
BUILDING -- 0.8%
Interface, Inc., 10.375%, 2010 .................$   167,000     $     183,700
Nortek Holdings, Inc., 8.5%, 2014 ..............    210,000           195,300
Nortek Holdings, Inc., 0% to 2009,
  10.75% to 2014## .............................    238,000           111,860
Texas Industries, Inc., 7.25%, 2013## ..........     35,000            35,875
                                                                -------------
                                                                $     526,735
                                                                -------------
BUSINESS SERVICES -- 1.9%
Iron Mountain, Inc., 8.625%, 2013 ..............$   240,000     $     248,400
Iron Mountain, Inc., 7.75%, 2015 ...............      5,000             5,025
Iron Mountain, Inc., 6.625%, 2016 ..............    105,000            97,125
Lucent Technologies, Inc., 5.5%, 2008 ..........    135,000           133,988
Lucent Technologies, Inc., 6.45%, 2029 .........    160,000           143,200
Northern Telecom Corp., 6.875%, 2023 ...........    115,000           107,525
Northern Telecom Corp., 7.875%, 2026 ...........     70,000            70,000
Xerox Corp., 7.625%, 2013 ......................    485,000           521,981
                                                                -------------
                                                                $   1,327,244
                                                                -------------
CHEMICALS -- 4.7%
ARCO Chemical Co., 9.8%, 2020 ..................$   155,000     $     173,600
BCP Crystal Holdings Corp., 9.625%, 2014 .......    121,000           135,520
Crystal U.S. Holdings LLC, 0% to 2009, 10%
  to 2014 ......................................     62,000            43,710
Crystal U.S. Holdings LLC, 0% to 2009, 10.5%
  to 2014 ......................................    337,000           234,215
Equistar Chemicals LP, 10.625%, 2011 ...........    115,000           126,931
Hercules, Inc., 6.75%, 2029 ....................    205,000           198,850
Huntsman International LLC,
  10.125%, 2009 ................................    197,000           202,664
Huntsman International LLC,
  7.375%, 2015## ...............................    215,000           212,312
IMC Global, Inc., 10.875%, 2013 ................    110,000           128,975
KI Holdings, Inc., 0% to 2009,
  9.875% to 2014## .............................    233,000           135,140
Kronos International, Inc., 8.875%, 2009 .......EUR  15,000            19,222
Lyondell Chemical Co., 9.5%, 2008 ..............$   130,000           138,288
Lyondell Chemical Co., 11.125%, 2012 ...........    130,000           147,550
Nalco Co., 7.75%, 2011 .........................    110,000           117,150
Nalco Co., 8.875%, 2013 ........................    135,000           144,788
Nova Chemicals Corp., 6.5%, 2012 ...............    340,000           329,800
Resolution Performance Products LLC,
  13.5%, 2010 ..................................    130,000           139,750
Rhodia S.A., 8.875%, 2011 ......................    430,000           413,875
Rockwood Specialties Group, Inc.,
  10.625%, 2011 ................................    180,000           198,450
Rockwood Specialties Group, Inc.,
  7.5%, 2014## .................................     50,000            49,625
                                                                -------------
                                                                $   3,290,415
                                                                -------------
CONSTRUCTION -- 1.5%
Beazer Homes USA, Inc.,
  6.875%, 2015## ...............................$   225,000     $     222,750
D.R. Horton, Inc., 8%, 2009 ....................    250,000           273,851
Technical Olympic USA, Inc., 9%, 2010 ..........     75,000            77,156
Technical Olympic USA, Inc., 7.5%, 2011 ........     50,000            46,500
Technical Olympic USA, Inc., 7.5%, 2015 ........    150,000           135,000
WCI Communities, Inc., 7.875%, 2013 ............    210,000           210,000
WCI Communities, Inc., 6.625%, 2015 ............    105,000            96,075
                                                                -------------
                                                                $   1,061,332
                                                                -------------
CONSUMER GOODS & SERVICES -- 2.3%
Bombardier Recreational Products, Inc.,
  8.375%, 2013 .................................$   150,000     $     159,750
Church & Dwight, Inc., 6%, 2012 ................    135,000           136,350
Integrated Electrical Services, Inc.,
  9.375%, 2009 .................................    185,000           138,287
K2, Inc., 7.375%, 2014 .........................     65,000            68,412
Revlon Consumer Products Corp.,
  9.5%, 2011 ...................................    220,000           207,900
Safilo Capital International S.A.,
  9.625%, 2013## ...............................EUR 320,000           416,829
Samsonite Corp., 8.875%, 2011 ..................$   210,000           223,125
Service Corp. International, 7%, 2017## ........    215,000           220,913
                                                                -------------
                                                                $   1,571,566
                                                                -------------
CONTAINERS -- 1.6%
Crown European Holdings S.A.,
  9.5%, 2011 ...................................$   170,000     $     187,850
Greif, Inc., 8.875%, 2012 ......................    210,000           225,750
Huntsman Packaging Corp., 13%, 2010 ............    180,000           145,800
Owens-Brockway Glass Container, Inc., 8.25%,
  2013 .........................................    195,000           211,819
Owens-Illinois, Inc., 7.8%, 2018 ...............    150,000           157,500
Plastipak Holdings, Inc., 10.75%, 2011 .........    145,000           159,863
Pliant Corp., 13%, 2010 ........................     40,000            32,400
                                                                -------------
                                                                $   1,120,982
                                                                -------------
DEFENSE ELECTRONICS -- 0.5%
L-3 Communications Holdings, Inc.,
  6.125%, 2014 .................................$   230,000     $     230,000
L-3 Communications Holdings, Inc.,
  5.875%, 2015 .................................    130,000           126,100
                                                                -------------
                                                                $     356,100
                                                                -------------
ELECTRONICS -- 0.5%
Flextronics International Ltd., 6.5%, 2013 .....$   285,000     $     294,975
Magnachip Semiconductor S.A.,
  8%, 2014## ...................................     30,000            28,800
                                                                -------------
                                                                $     323,775
                                                                -------------
EMERGING MARKET QUASI-SOVEREIGN -- 0.6%
Gazprom OAO, 9.625%, 2013## ....................$   120,000     $     147,000
Gazprom OAO, 8.625%, 2034## ....................    220,000           275,825
                                                                -------------
                                                                $     422,825
                                                                -------------
EMERGING MARKET SOVEREIGN -- 0.8%
Federal Republic of Brazil, 8%, 2014 ...........$    18,999     $      19,450
Federal Republic of Brazil, 8.875%, 2019 .......    203,000           215,180
Republic of Panama, 9.375%, 2023 ...............    123,000           151,905
Republic of Panama, 9.375%, 2029 ...............     36,000            44,550
Russian Ministry of Finance,
  12.75%, 2028## ...............................     84,000           151,922
                                                                -------------
                                                                $     583,007
                                                                -------------
ENERGY -- INDEPENDENT -- 2.4%
Belden & Blake Corp., 8.75%, 2012 ..............$   160,000     $     156,800
Chesapeake Energy Corp., 7%, 2014 ..............    254,000           269,240
Chesapeake Energy Corp.,
  6.375%, 2015## ...............................    120,000           123,000
Chesapeake Energy Corp.,
  6.875%, 2016 .................................    205,000           213,712
Encore Acquisition Co., 8.375%, 2012 ...........    135,000           146,475
Encore Acquisition Co., 6.25%, 2014 ............     35,000            35,437
Encore Acquisition Co., 6%, 2015 ...............    110,000           107,976
Kerr-McGee Corp., 6.95%, 2024 ..................    280,000           289,316
Newfield Exploration Co., 6.625%, 2014 .........    140,000           146,650
Plains Exploration & Production Co., 7.125%,
  2014 .........................................    200,000           214,000
                                                                -------------
                                                                $   1,702,606
                                                                -------------
ENERGY -- INTEGRATED -- 0.3%
Amerada Hess Corp., 7.3%, 2031 .................$   195,000     $     235,281
                                                                -------------
ENTERTAINMENT -- 1.3%
AMC Entertainment, Inc., 9.5%, 2011 ............$   140,000     $     137,375
AMC Entertainment, Inc., 8.625%, 2012 ..........    260,000           266,500
Intrawest Corp., 7.5%, 2013 ....................     65,000            66,706
Loews Cineplex Entertainment Corp.,
  9%, 2014## ...................................    215,000           208,013
Six Flags, Inc., 9.75%, 2013## .................    225,000           212,344
                                                                -------------
                                                                $     890,938
                                                                -------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 1.2%
Burns, Philp & Co. Ltd., 9.75%, 2012 ...........$   235,000     $     252,625
Merisant Co., 9.5%, 2013## .....................     60,000            42,600
Michael Foods, Inc., 8%, 2013 ..................    225,000           228,938
Smithfield Foods, Inc., 7%, 2011 ...............    220,000           231,550
United Biscuits Finance PLC,
  10.625%, 2011 ................................EUR  80,000           102,031
                                                                -------------
                                                                $     857,744
                                                                -------------
FOREST & PAPER PRODUCTS -- 4.5%
Abitibi-Consolidated, Inc., 8.55%, 2010 ........$   390,000     $     406,575
Abitibi-Consolidated, Inc., 7.75%, 2011 ........     95,000            95,475
Buckeye Technologies, Inc., 8.5%, 2013 .........    180,000           183,600
Corporacion Durango S.A. de C.V.,
  7.5%, 2012 ...................................    151,000           119,290
Georgia-Pacific Corp., 9.375%, 2013 ............    505,000           571,281
Georgia-Pacific Corp., 7.75%, 2029 .............    200,000           224,750
Graphic Packaging International, Inc.,
  9.5%, 2013 ...................................    230,000           231,725
Jefferson Smurfit Corp., 8.25%, 2012 ...........    205,000           206,025
JSG Funding LLC, 11.5%, 2015## .................EUR 293,702           281,169
MDP Acquisitions PLC, 9.625%, 2012 .............$   205,000           205,000
Newark Group, Inc., 9.75%, 2014 ................    145,000           133,400
NewPage Corp., 12%, 2013## .....................     25,000            24,750
Norske Skog Canada Ltd., 8.625%, 2011 ..........    195,000           201,094
Norske Skog Canada Ltd., 7.375%, 2014 ..........    125,000           122,500
Stone Container Corp., 7.375%, 2014 ............    140,000           131,600
                                                                -------------
                                                                $   3,138,234
                                                                -------------
GAMING & LODGING -- 6.1%
Aztar Corp., 7.875%, 2014 ......................$   165,000     $     174,487
Boyd Gaming Corp., 6.75%, 2014 .................    290,000           297,250
Caesars Entertainment, Inc., 8.875%, 2008 ......     80,000            89,300
Caesars Entertainment, Inc., 8.125%, 2011 ......    375,000           431,250
Host Marriott LP, 7.125%, 2013 .................    250,000           260,625
Host Marriott LP, 6.375%, 2015## ...............    140,000           138,600
Mandalay Resort Group, 9.375%, 2010 ............    175,000           195,563
MGM Mirage, Inc., 8.5%, 2010 ...................    140,000           155,400
MGM Mirage, Inc., 8.375%, 2011 .................    410,000           446,900
MGM Mirage, Inc., 5.875%, 2014 .................    195,000           189,394
Penn National Gaming, Inc.,
  6.75%, 2015## ................................    150,000           148,875
Pinnacle Entertainment, Inc.,
  8.25%, 2012 ..................................    200,000           208,000
Pinnacle Entertainment, Inc.,
  8.75%, 2013 ..................................    120,000           127,200
Royal Caribbean Cruises Ltd.,
  6.875%, 2013 .................................    420,000           447,300
Scientific Games Corp., 6.25%, 2012## ..........    130,000           131,300
Starwood Hotels & Resorts Worldwide, Inc.,
  7.875%, 2012 .................................    465,000           524,288
Station Casinos, Inc., 6.5%, 2014 ..............    140,000           142,800
Wynn Las Vegas LLC, 6.625%, 2014## .............    155,000           150,738
                                                                -------------
                                                                $   4,259,270
                                                                -------------
INDUSTRIAL -- 2.8%
Amsted Industries, Inc., 10.25%, 2011## ........$   325,000     $     351,000
Da Lite Screen Co., Inc., 9.5%, 2011 ...........    210,000           223,650
JohnsonDiversey Holdings, Inc., "B",
  9.625%, 2012 .................................    255,000           258,825
JohnsonDiversey Holdings, Inc.,
  0% to 2007, 10.67% to 2013 ...................    485,000           344,956
Knowledge Learning Corp., 7.75%, 2015## ........    125,000           119,375
Milacron Escrow Corp., 11.5%, 2011 .............    280,000           294,000
Valmont Industries, Inc., 6.875%, 2014 .........    215,000           215,000
Williams Scotsman, Inc., 9.875%, 2007 ..........     65,000            65,325
Williams Scotsman, Inc., 10%, 2008 .............     50,000            55,257
                                                                -------------
                                                                $   1,927,388
                                                                -------------
INSURANCE -- PROPERTY & CASUALTY -- 0.2%
AXIS Capital Holdings Ltd., 5.75%, 2014 ........$   140,000     $     144,987
                                                                -------------
MACHINERY & TOOLS -- 2.3%
Case Corp., 7.25%, 2016 ........................$    75,000     $      71,437
Case New Holland, Inc., 9.25%, 2011 ............    250,000           262,500
JLG Industries, Inc., 8.25%, 2008 ..............    210,000           219,975
Manitowoc Co., Inc., 10.375%, 2011 .............EUR 115,000           153,621
Terex Corp., 10.375%, 2011 .....................$   340,000           368,900
United Rentals, Inc., 6.5%, 2012 ...............    165,000           162,319
United Rentals, Inc., 7.75%, 2013 ..............    175,000           171,938
United Rentals, Inc., 7%, 2014 .................    170,000           161,925
                                                                -------------
                                                                $   1,572,615
                                                                -------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 5.1%
AmerisourceBergen Corp., 7.25%, 2012 ...........$   165,000     $     181,706
CDRV Investors, Inc., 0% to 2010,
  9.625% to 2015## .............................    350,000           171,500
DaVita, Inc., 6.625%, 2013## ...................    125,000           129,062
DaVita, Inc., 7.25%, 2015## ....................    145,000           148,987
Extendicare Health Services, Inc.,
  6.875%, 2014 .................................    215,000           213,387
Fisher Scientific International, Inc.,
  6.75%, 2014 ..................................     45,000            47,025
Fisher Scientific International, Inc.,
  6.125%, 2015## ...............................    135,000           135,169
HCA, Inc., 7.875%, 2011 ........................    410,000           451,118
HCA, Inc., 6.375%, 2015 ........................    685,000           710,761
HealthSouth Corp., 7.625%, 2012 ................    180,000           174,600
InSight Health Services Corp.,
  9.875%, 2011 .................................    125,000            97,500
Psychiatric Solutions, Inc.,
  7.75%, 2015## ................................     70,000            70,000
Select Medical Corp., 7.625%, 2015## ...........    135,000           133,650
Tenet Healthcare Corp., 6.5%, 2012 .............    115,000           109,250
Tenet Healthcare Corp., 9.875%, 2014 ...........    195,000           209,138
Tenet Healthcare Corp., 9.25%, 2015## ..........    155,000           160,813
Triad Hospitals, Inc., 7%, 2013 ................    195,000           200,363
U.S. Oncology, Inc., 10.75%, 2014 ..............    180,000           196,200
                                                                -------------
                                                                $   3,540,229
                                                                -------------
MEDICAL EQUIPMENT -- 0.4%
Warner Chilcott Corp., 8.75%, 2015## ...........$   250,000     $     243,125
                                                                -------------
METALS & MINING -- 1.3%
Century Aluminum Co., 7.5%, 2014 ...............$   240,000     $     237,000
Doe Run Resources Corp., 11.75%, 2008# .........    252,800           202,240
Foundation PA Coal Co., 7.25%, 2014 ............    140,000           147,000
Peabody Energy Corp., 5.875%, 2016 .............    140,000           140,000
Russel Metals, Inc., 6.375%, 2014 ..............    220,000           205,700
                                                                -------------
                                                                $     931,940
                                                                -------------
NATURAL GAS -- DISTRIBUTION -- 0.2%
AmeriGas Partners LP, 7.25%, 2015## ............$   150,000     $     156,000
                                                                -------------
NATURAL GAS -- PIPELINE -- 3.5%
ANR Pipeline Co., 9.625%, 2021 .................$   220,000     $     278,909
Colorado Interstate Gas Co.,
  5.95%, 2015## ................................     80,000            78,500
El Paso Energy Corp., 7.625%, 2010 .............    190,000           200,583
El Paso Energy Corp., 7%, 2011 .................    405,000           403,987
El Paso Energy Corp., 7.75%, 2013 ..............    390,000           416,325
Enterprise Products Operating LP,
  6.375%, 2013 .................................    115,000           124,611
Enterprise Products Partners LP,
  5.6%, 2014 ...................................    310,000           319,006
Markwest Energy Partners LP,
  6.875%, 2014## ...............................    210,000           208,950
Transcontinental Gas Pipe Line Corp.,
  7%, 2011 .....................................    135,000           145,463
Williams Cos., Inc., 7.125%, 2011 ..............    187,000           201,960
Williams Cos., Inc., 7.75%, 2031 ...............     70,000            77,175
                                                                -------------
                                                                $   2,455,469
                                                                -------------
OIL SERVICES -- 0.9%
Gulfmark Offshore, Inc., 7.75%, 2014 ...........$   180,000     $     189,450
Hanover Compressor Co., 9%, 2014 ...............    190,000           202,350
Petroleum Geo-Services A.S.A.,
  10%, 2010 ....................................    200,000           224,000
                                                                -------------
                                                                $     615,800
                                                                -------------
OILS -- 0.7%
CITGO Petroleum Corp., 6%, 2011 ................$   275,000     $     274,312
Premcor Refining Group, Inc.,
  7.75%, 2012 ..................................    120,000           131,100
Premcor Refining Group, Inc.,
  7.5%, 2015 ...................................     85,000            93,075
                                                                -------------
                                                                $     498,487
                                                                -------------
POLLUTION CONTROL -- 0.5%
Allied Waste North America, Inc.,
  6.5%, 2010 ...................................$   170,000     $     167,450
Allied Waste North America, Inc.,
  7.875%, 2013 .................................    170,000           173,825
                                                                -------------
                                                                $     341,275
                                                                -------------
PRECIOUS METALS & MINERALS -- 0.4%
Freeport-McMoRan Copper & Gold, Inc.,
  6.875%, 2014 .................................$   251,000     $     244,725
                                                                -------------
PRINTING & PUBLISHING -- 2.8%
Cenveo Corp., 9.625%, 2012 .....................$    60,000     $      64,800
Cenveo Corp., 7.875%, 2013 .....................    100,000            95,000
Dex Media East LLC, 12.125%, 2012 ..............    146,000           174,835
Dex Media, Inc., 0% to 2008,
  9% to 2013 ...................................    635,000           511,175
Hollinger, Inc., 12.875%, 2011## ...............     99,000           108,281
Lighthouse International Co. S.A.,
  8%, 2014## ...................................EUR 170,000           212,192
MediaNews Group, Inc., 6.875%, 2013 ............$   205,000           203,206
PRIMEDIA, Inc., 8.875%, 2011 ...................    330,000           345,675
WDAC Subsidiary Corp.,
  8.375%, 2014## ...............................    230,000           219,650
                                                                -------------
                                                                $   1,934,814
                                                                -------------
RAILROAD & SHIPPING -- 0.8%
Kansas City Southern Railway Co.,
  7.5%, 2009 ...................................$   360,000     $     371,700
TFM S.A. de C.V., 9.375%, 2012## ...............    102,000           106,080
TFM S.A. de C.V., 12.5%, 2012 ..................     51,000            59,670
                                                                -------------
                                                                $     537,450
                                                                -------------
RESTAURANTS -- 0.3%
Carrols Holdings Corp., 9%, 2013## .............$   200,000     $     202,500
                                                                -------------
RETAILERS -- 2.3%
Buhrmann U.S., Inc., 7.875%, 2015## ............$   205,000     $     199,875
Couche-Tard, Inc., 7.5%, 2013 ..................    320,000           336,000
Dollar General Corp., 8.625%, 2010 .............    230,000           262,200
Eye Care Centers of America, Inc.,
  10.75%, 2015## ...............................    110,000            98,450
Finlay Fine Jewelry Corp., 8.375%, 2012 ........    305,000           274,881
J.C. Penney Corp., Inc., 8%, 2010 ..............    180,000           198,000
Rite Aid Corp., 9.25%, 2013 ....................    120,000           117,600
Rite Aid Corp., 6.875%, 2013 ...................    155,000           134,075
                                                                -------------
                                                                $   1,621,081
                                                                -------------
SPECIALTY STORES -- 0.3%
Payless ShoeSource, Inc., 8.25%, 2013 ..........$   195,000     $     205,725
                                                                -------------
STEEL -- 0.5%
AK Steel Holding Corp., 7.75%, 2012 ............$   285,000     $     240,825
Chaparral Steel Co., 10%, 2013## ...............     95,000            95,712
                                                                -------------
                                                                $     336,537
                                                                -------------
SUPERMARKETS -- 0.5%
Roundy's, Inc., 8.875%, 2012 ...................$   310,000     $     319,300
                                                                -------------
TELECOMMUNICATIONS -- WIRELESS -- 3.9%
Alamosa Holdings, Inc., 0% to 2005,
  12% to 2009 ..................................$   170,000     $     187,425
American Tower Corp., 9.375%, 2009 .............     18,000            18,877
American Tower Corp., 7.125%, 2012 .............    150,000           158,625
American Towers, Inc., 7.25%, 2011 .............    130,000           137,150
Centennial Communications Corp.,
  10.125%, 2013 ................................    120,000           135,600
Dobson Cellular Systems, Inc.,
  9.875%, 2012 .................................     55,000            57,887
Dolphin Telecom PLC, 11.5%, 2008** .............  1,500,000                 0
Dolphin Telecom PLC, 14%, 2009** ...............    530,000                 0
IWO Escrow Co., FRN,
  6.8906%, 2012## ..............................     30,000            29,775
Nextel Communications, Inc.,
  5.95%, 2014 ..................................    960,000           997,200
Rogers Wireless, Inc., 6.375%, 2014 ............    250,000           254,375
Rogers Wireless, Inc., 7.5%, 2015 ..............    185,000           201,188
Rural Cellular Corp., 9.75%, 2010 ..............    145,000           134,850
Rural Cellular Corp., 9.875%, 2010 .............    200,000           206,500
U.S. Unwired, Inc., 10%, 2012 ..................    160,000           178,000
                                                                -------------
                                                                $   2,697,452
                                                                -------------
TELECOMMUNICATIONS -- WIRELINE -- 5.9%
AT&T Corp., 7.3%, 2011 .........................$   231,000     $     266,227
AT&T Corp., 9.75%, 2031 ........................    115,000           149,644
Cincinnati Bell, Inc., 8.375%, 2014 ............    200,000           205,000
Cincinnati Bell, Inc.,
  8.375%, 2014## ...............................     35,000            35,875
Citizens Communications Co.,
  9.25%, 2011 ..................................    395,000           440,919
Citizens Communications Co.,
  6.25%, 2013 ..................................    170,000           164,475
Citizens Communications Co., 9%, 2031 ..........     65,000            66,625
Eircom Funding PLC, 8.25%, 2013 ................    130,000           141,050
GCI, Inc., 7.25%, 2014 .........................    215,000           206,400
Hawaiian Telecom Communications, Inc.,
  9.75%, 2013## ................................     50,000            53,000
Hawaiian Telecom Communications, Inc.,
  12.5%, 2015## ................................     30,000            31,950
MCI, Inc., 6.908%, 2007 ........................    168,000           170,310
MCI, Inc., 7.688%, 2009 ........................    143,000           148,899
Qwest Capital Funding, Inc.,
  7.25%, 2011 ..................................    240,000           229,800
Qwest Corp., 7.875%, 2011## ....................    230,000           239,775
Qwest Corp., 8.875%, 2012## ....................    405,000           440,438
Qwest Services Corp., 13.5%, 2010 ..............    695,000           802,725
Time Warner Telecom Holdings, Inc., 9.25%,
  2014 .........................................    100,000            96,500
Time Warner Telecom Holdings, Inc., 9.25%,
  2014## .......................................    190,000           183,350
                                                                -------------
                                                                $   4,072,962
                                                                -------------
TIRE & RUBBER -- 0.4%
Cooper Standard Automotive, Inc.,
  8.375%, 2014 .................................$   170,000     $     134,300
Goodyear Tire & Rubber Co.,
  9%, 2015## ...................................    135,000           132,637
                                                                -------------
                                                                $     266,937
                                                                -------------
TOBACCO -- 0.5%
R. J. Reynolds Tobacco Holdings, Inc.,
  7.25%, 2012 ..................................$   185,000     $     188,238
R. J. Reynolds Tobacco Holdings, Inc., 7.3%,
  2015## .......................................    155,000           155,000
                                                                -------------
                                                                $     343,238
                                                                -------------
TRANSPORTATION -- SERVICES -- 0.6%
CHC Helicopter Corp., 7.375%, 2014 .............$   155,000     $     154,612
Stena AB, 9.625%, 2012 .........................     80,000            87,200
Stena AB, 7%, 2016 .............................    171,000           158,603
Westinghouse Air Brake Technologies Corp.,
  6.875%, 2013 .................................     35,000            35,875
                                                                -------------
                                                                $     436,290
                                                                -------------
UTILITIES -- ELECTRIC POWER -- 8.0%
AES Corp., 8.75%, 2013## .......................$   345,000     $     385,537
AES Corp., 9%, 2015## ..........................    115,000           129,087
Allegheny Energy Supply Co. LLC,
  8.25%, 2012## ................................    225,000           252,000
Calpine Corp., 8.5%, 2008 ......................    170,000           122,400
Calpine Corp., 9.625%, 2014## ..................     75,000            75,000
CenterPoint Energy, Inc., 7.25%, 2010 ..........    134,000           148,677
CMS Energy Corp., 8.5%, 2011 ...................    260,000           289,900
DPL, Inc., 6.875%, 2011 ........................    125,000           135,000
Dynegy Holdings, Inc., 9.875%, 2010## ..........     80,000            88,400
Dynegy Holdings, Inc., 6.875%, 2011 ............     15,000            14,812
Dynegy Holdings, Inc.,
  10.125%, 2013## ..............................    105,000           118,650
Empresa Nacional de Electricidad S.A.,
  8.35%, 2013 ..................................    250,000           290,359
FirstEnergy Corp., 6.45%, 2011 .................    242,000           264,415
FirstEnergy Corp., 7.375%, 2031 ................     71,000            86,789
Midwest Generation LLC, 8.75%, 2034 ............    345,000           386,400
Nevada Power Co., 6.5%, 2012 ...................     50,000            52,250
Nevada Power Co., 5.875%, 2015## ...............    120,000           120,600
NorthWestern Corp., 5.875%, 2014## .............    220,000           225,500
NRG Energy, Inc., 8%, 2013## ...................    370,000           390,350
PSEG Energy Holdings LLC,
  8.625%, 2008 .................................    315,000           334,688
Reliant Energy, Inc., 6.75%, 2014 ..............     95,000            92,863
Reliant Resources, Inc., 9.25%, 2010 ...........     80,000            87,200
Reliant Resources, Inc., 9.5%, 2013 ............     95,000           105,450
Sierra Pacific Power Co., 6.25%, 2012 ..........    105,000           107,888
Sierra Pacific Resources, 8.625%, 2014 .........    145,000           160,225
Teco Energy, Inc., 7%, 2012 ....................    190,000           205,200
Tenaska Alabama Partners LP,
  7%, 2021## ...................................    100,000           101,250
Texas Genco LLC, 6.875%, 2014## ................    205,000           215,763
TXU Corp., 5.55%, 2014## .......................    610,000           591,612
                                                                -------------
                                                                $   5,578,265
                                                                -------------
    Total Bonds (Identified Cost, $64,045,832) ............     $  63,836,161
                                                                -------------
STOCKS -- 1.2%

Issuer                                               Shares          Value

AUTOMOTIVE -- 0.3%
Magna International, Inc., "A" .................      3,000     $     211,020
Oxford Automotive* .............................         53                 0
                                                                -------------
                                                                $     211,020
                                                                -------------
BROADCAST & CABLE TV -- 0.6%
NTL, Inc.* .....................................      2,203     $     150,729
Telewest Global, Inc.* .........................     10,166           231,581
                                                                -------------
                                                                $     382,310
                                                                -------------
FOREST & PAPER PRODUCTS -- 0%
Corporacion Durango S.A. de C.V.+* .............     12,137     $       9,429
                                                                -------------
PHARMACEUTICALS -- 0.2%
Merck & Co., Inc. ..............................      4,500     $     138,600
                                                                -------------
PRINTING & PUBLISHING -- 0%
Golden Books Family Entertainment, Inc.* .......     21,250     $           0
                                                                -------------
SPECIALTY CHEMICALS -- 0%
Sterling Chemicals, Inc.* ......................         31     $       1,085
                                                                -------------
TELECOMMUNICATIONS -- WIRELESS -- 0.1%
Vodafone Group PLC, ADR ........................      2,574     $      62,600
                                                                -------------
TELEPHONE SERVICES -- 0%
VersaTel Telecom International N.V.* ...........      7,740     $      17,213
                                                                -------------
    Total Stocks (Identified Cost, $984,450) ..............     $     822,257
                                                                -------------
CONVERTIBLE PREFERRED STOCK -- 0.3%
AUTOMOTIVE -- 0.3%
General Motors Corp., 5.25%
  (Identified Cost, $236,236) ..................     13,178     $     244,584
                                                                -------------
PREFERRED STOCKS -- 0.2%

Issuer                                             Shares          Value

BROADCAST & CABLE TV -- 0.1%
Paxson Communications Corp.,
  14.25%#* .....................................         10     $      64,500
                                                                -------------
CONSUMER GOODS & SERVICES -- 0%
Renaissance Cosmetics, Inc., 14%* ..............        975     $           0
                                                                -------------
PRINTING & PUBLISHING -- 0.1%
PRIMEDIA, Inc., 8.625% .........................        500     $      49,125
                                                                -------------
REAL ESTATE -- 0%
HRPT Properties Trust, "B", 8.75% ..............        200     $       5,416
                                                                -------------
TELEPHONE SERVICES -- 0%
PTV, Inc., "A", 10% * ..........................         10     $          20
                                                                -------------
    Total Preferred Stocks (Identified Cost, $12$   119,061
                                                                -------------
WARRANTS -- 0%
GT Group Telecom, Inc., $0.0, 8/01/00
  (Telephone Services)* ........................      1,050     $           0
Knology, Inc., $0.1, 11/22/97
  (Telecommunications - Wireline)##* ...........        500                 0
Loral Space & Communications Ltd., $0.14,
  1/28/97 (Business Services)* .................      1,000                 9
Loral Space & Communications Ltd., $0.14,
  1/28/97 (Business Services)* .................      1,100                 8
Ono Finance, $0.023, 5/31/09 (Broadcast &
  Cable TV)* ...................................      1,225                 0
Renaissance Cosmetics, Inc.,
  $0.01, 8/08/96 (Consumer Goods &
  Services)* ...................................        788                 0
Sterling Chemicals, Inc., $52.00, 12/31/02
  (Specialty Chemicals)* .......................         51                61
Thermadyne Holdings Corp., $20.78,
  5/29/03 (Machinery & Tools)* .................      2,705               541
XM Satellite Radio, Inc., $45.24, 9/16/00
  (Broadcast & Cable TV)* ......................        425            25,500
XO Communications, Inc., "A", $6.25,
  5/27/03 (Telephone Services)* ................        397               139
XO Communications, Inc., "B", $7.50,
  5/27/03 (Telephone Services)* ................        298                77
XO Communications, Inc., "C",$10.00,
  5/27/03 (Telephone Services)* ................        298                63
                                                                -------------
    Total Warrants (Identified Cost, $203,646) ............     $      26,398
                                                                -------------
SHORT-TERM OBLIGATION -- 4.0%

Issuer                                         Par Amount        Value
General Electric Capital Corp.,
  3.4%, due 7/01/05,
  at Amortized Cost< ...........................$ 2,775,000     $   2,775,000
                                                                -------------
REPURCHASE AGREEMENT -- 1.2%
Morgan Stanley, 3.35%, dated 6/30/05, due 7/
  01/05, total to be received $861,080
  (secured by various U.S. Treasury and
  Federal Agency obligations in a jointly
  traded account), at Cost .....................$   861,000     $     861,000
                                                                -------------
    Total Investments (Identified Cost, $69,235,906).......     $  68,684,461
                                                                -------------
OTHER ASSETS,
  LESS LIABILITIES -- 1.3% ................................           872,099
                                                                -------------
    Net Assets -- 100.0% ..................................     $  69,556,560
                                                                =============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005
MANAGED SECTORS VARIABLE ACCOUNT
STOCKS -- 96.7%

Issuer                                             Shares        Value

AEROSPACE -- 0.7%
Northrop Grumman Corp. .........................      5,250     $     290,062
                                                                -------------
APPAREL MANUFACTURERS -- 1.3%
Nike, Inc., "B" ................................      1,590     $     137,694
Reebok International Ltd. ......................     10,290           430,431
                                                                -------------
                                                                $     568,125
                                                                -------------
BANKS & CREDIT COMPANIES -- 5.7%
American Express Co. ...........................     11,910     $     633,969
Citigroup, Inc. ................................     20,660           955,112
Countrywide Financial Corp. ....................     24,160           932,818
                                                                -------------
                                                                $   2,521,899
                                                                -------------
BIOTECHNOLOGY -- 6.3%
Amgen, Inc.* ...................................     13,650     $     825,279
Genentech, Inc.* ...............................      3,280           263,318
Genzyme Corp.* .................................     18,420         1,106,858
Gilead Sciences, Inc.* .........................     13,130           577,589
                                                                -------------
                                                                $   2,773,044
                                                                -------------
BROADCAST & CABLE TV -- 5.1%
Comcast Corp., "A"* ............................     15,060     $     462,342
Time Warner, Inc.* .............................     41,610           695,303
Univision Communications, Inc., "A"* ...........     11,560           318,478
Viacom, Inc., "B" ..............................      6,990           223,820
Walt Disney Co. ................................     22,980           578,636
                                                                -------------
                                                                $   2,278,579
                                                                -------------
BROKERAGE & ASSET MANAGERS -- 2.3%
Goldman Sachs Group, Inc. ......................      7,160     $     730,463
Merrill Lynch & Co., Inc. ......................      4,960           272,850
                                                                -------------
                                                                $   1,003,313
                                                                -------------
BUSINESS SERVICES -- 2.1%
Accenture Ltd., "A"* ...........................     16,970     $     384,710
Fiserv, Inc.* ..................................     12,340           530,003
                                                                -------------
                                                                $     914,713
                                                                -------------
COMPUTER SOFTWARE -- 12.6%
Amdocs Ltd.* ...................................     18,980     $     501,641
Mercury Interactive Corp.* .....................      9,230           354,063
Microsoft Corp. ................................     84,730         2,104,693
Oracle Corp.* ..................................     89,990         1,187,868
Symantec Corp.* ................................     28,950           629,373
VERITAS Software Corp.* ........................     33,190           809,836
                                                                -------------
                                                                $   5,587,474
                                                                -------------
COMPUTER SOFTWARE -- SYSTEMS -- 4.0%
Dell, Inc.* ....................................     45,390     $   1,793,359
                                                                -------------
CONSUMER GOODS & SERVICES -- 2.9%
Avon Products, Inc. ............................      8,300     $     314,155
Procter & Gamble Co. ...........................     18,310           965,853
                                                                -------------
                                                                $   1,280,008
                                                                -------------
ELECTRICAL EQUIPMENT -- 0.4%
Tyco International Ltd. ........................      6,810     $     198,852
                                                                -------------
ELECTRONICS -- 5.2%
Amphenol Corp., "A" ............................     11,370     $     456,733
Analog Devices, Inc. ...........................     17,070           636,882
KLA-Tencor Corp. ...............................      6,840           298,908
Maxim Integrated Products, Inc. ................      6,020           230,024
Texas Instruments, Inc. ........................     24,390           684,627
                                                                -------------
                                                                $   2,307,174
                                                                -------------
FOOD & DRUG STORES -- 2.2%
CVS Corp. ......................................     34,040     $     989,543
                                                                -------------
GAMING & LODGING -- 2.2%
Carnival Corp. .................................     13,850     $     755,518
Harrah's Entertainment, Inc. ...................      3,230           232,786
                                                                -------------
                                                                $     988,304
                                                                -------------
GENERAL MERCHANDISE -- 1.8%
Target Corp. ...................................     14,250     $     775,342
                                                                -------------
HEALTH MAINTENANCE ORGANIZATIONS -- 1.7%
WellPoint, Inc.* ...............................     11,010     $     766,736
                                                                -------------
INTERNET -- 1.7%
eBay, Inc.* ....................................     15,940     $     526,179
Yahoo!, Inc.* ..................................      7,130           247,055
                                                                -------------
                                                                $     773,234
                                                                -------------
MACHINERY & TOOLS -- 1.2%
Caterpillar, Inc. ..............................      5,370     $     511,815
                                                                -------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 3.1%
Community Health Systems, Inc.* ................     11,800     $     445,922
HCA, Inc. ......................................     16,180           916,921
                                                                -------------
                                                                $   1,362,843
                                                                -------------
MEDICAL EQUIPMENT -- 5.6%
Fisher Scientific International, Inc.* .........     12,230     $     793,727
Medtronic, Inc. ................................     22,000         1,139,380
Waters Corp.* ..................................     14,910           554,205
                                                                -------------
                                                                $   2,487,312
                                                                -------------
PERSONAL COMPUTERS & PERIPHERALS -- 2.2%
EMC Corp.* .....................................     38,540     $     528,383
Network Appliance, Inc.* .......................     15,050           425,463
                                                                -------------
                                                                $     953,846
                                                                -------------
PHARMACEUTICALS -- 14.0%
Abbott Laboratories ............................     29,650     $   1,453,147
Eli Lilly & Co. ................................     12,290           684,676
Johnson & Johnson ..............................     35,390         2,300,350
Wyeth ..........................................     39,420         1,754,190
                                                                -------------
                                                                $   6,192,363
                                                                -------------
SPECIALTY STORES -- 4.7%
Abercrombie & Fitch Co., "A" ...................      3,940     $     270,678
Best Buy Co., Inc. .............................      7,050           483,278
Lowe's Cos., Inc. ..............................      6,810           396,478
PETsMART, Inc. .................................     10,210           309,873
Staples, Inc. ..................................     28,940           617,001
                                                                -------------
                                                                $   2,077,308
                                                                -------------
TELECOMMUNICATIONS -- WIRELINE -- 4.7%
Cisco Systems, Inc.* ...........................     95,330     $   1,821,756
Corning, Inc.* .................................     15,170           252,125
                                                                -------------
                                                                $   2,073,881
                                                                -------------
TELEPHONE SERVICES -- 0.7%
Sprint Corp. ...................................     13,200     $     331,188
                                                                -------------
TRUCKING -- 2.3%
FedEx Corp. ....................................      7,220     $     584,892
United Parcel Service, Inc., "B" ...............      6,450           446,082
                                                                -------------
                                                                $   1,030,974
                                                                -------------
    Total Investments (Identified Cost, $36,504,905).......     $  42,831,291
                                                                -------------
OTHER ASSETS,
  LESS LIABILITIES -- 3.3% ................................         1,452,768
                                                                -------------
    Net Assets -- 100.0% ..................................     $  44,284,059
                                                                =============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005
MONEY MARKET VARIABLE ACCOUNT
COMMERCIAL PAPER< -- 97.1%

Issuer                                          Par Amount       Value

Abbey National North America LLC,
  3%, due 7/08/05 ..............................$ 1,550,000     $   1,549,095
American Express Credit Corp.,
  2.98%, due 7/05/05 ...........................    235,000           234,922
American Express Credit Corp.,
  3.15%, due 8/09/05 ...........................  1,265,000         1,260,683
American General Finance Corp.,
  3.13%, due 7/28/05 ...........................  1,435,000         1,431,631
Barton Capital LLC, 3.15%, due 7/14/05@ ........    460,000           459,477
Blue Ridge Asset Funding,
  3.24%, due 8/05/05@ ..........................  1,433,000         1,428,486
CAFCO LLC, 3.03%, due 7/05/05@ .................  1,500,000         1,499,495
Ciesco LLC, 3.32%, due 9/13/05@ ................  1,440,000         1,430,173
Citibank Credit Card Issuance Trust,
  3.15%, due 7/26/05@ ..........................  1,435,000         1,431,861
Citigroup Funding, Inc.,
  3.43%, due 7/01/05 ...........................  1,362,000         1,362,000
Coca-Cola Enterprises, Inc.,
  3.1%, due 7/25/05@ ...........................  1,190,000         1,187,541
Depfa Bank PLC, 3.16%, due 8/08/05@ ............    440,000           438,532
Depfa Bank PLC, 3.035%, due 7/07/05@ ...........  1,061,000         1,060,463
Dexia Delaware LLC, 3.31%, due 8/24/05 .........  1,434,000         1,426,880
Edison Asset Securitization LLC,
  3.02%, due 7/07/05@ ..........................    388,000           387,805
Edison Asset Securitization LLC,
  3.1%, due 7/22/05@ ...........................    660,000           658,807
Edison Asset Securitization LLC,
  3.33%, due 8/26/05@ ..........................    312,000           310,384
Falcon Asset Securitization Corp.,
  3.16%, due 7/14/05@ ..........................  1,425,000         1,423,374
General Electric Capital Corp.,
  3.12%, due 7/25/05 ...........................    725,000           723,492
General Electric Capital Corp.,
  3.37%, due 9/21/05 ...........................    710,000           704,550
Govco, Inc., 3.04%, due 7/12/05@ ...............    375,000           374,652
HBOS Treasury Services PLC,
  3.37%, due 9/07/05 ...........................  1,440,000         1,430,834
HSBC USA, Inc., 3.39%, due 9/27/05 .............  1,052,000         1,043,282
ING America Insurance Holdings, Inc.,
  3.03%, due 7/06/05 ...........................    495,000           494,792
ING America Insurance Holdings, Inc.,
  3.05%, due 7/08/05@ ..........................  1,000,000           999,407
Jupiter Securitization Corp.,
  3.2%, due 7/22/05 ............................  1,432,000         1,429,327
Mcgraw-Hill Cos., Inc. (The),
  3.03%, due 7/07/05 ...........................     40,000            39,980
MetLife Funding, Inc., 3.32%, due 8/23/05 ......  1,000,000           995,112
MetLife Funding, Inc., 3.38%, due 9/20/05 ......    370,000           367,186
Morgan Stanley, Inc., 3%, due 7/07/05 ..........  1,545,000         1,544,228
Natexis Banques Populaires,
  3.115%, due 7/26/05 ..........................  1,455,000         1,451,853
New Center Asset Trust,
  3.4%, due 7/01/05 ............................  1,362,000         1,362,000
Preferred Receivables Funding Corp.,
  3.37%, due 9/20/05@ ..........................  1,438,000         1,427,096
Procter & Gamble Co., 3.04%,
  due 7/20/05@ .................................  1,500,000         1,497,593
SBC Communications, Inc.,
  3.26%, due 8/01/05@ ..........................  1,365,000         1,361,168
Societe Generale N.A. Inc.,
  3.17%, due 8/05/05 ...........................  1,425,000         1,420,608
Svenska Handelsbanken, Inc.,
  3.2%, due 8/03/05 ............................      2,000         1,258,298
Thunder Bay Funding, LLC,
  3.33%, due 9/14/05@ ..........................    946,000           939,437
Toyota Motor Credit Corp.,
  3%, due 7/06/05 ..............................  1,530,000         1,529,363
UBS Finance Delaware LLC,
  3.08%, due 7/13/05 ...........................  1,450,000         1,448,511
Verizon Network Funding Co.,
  3.36%, due 8/30/05 ...........................  1,365,000         1,357,356
                                                                -------------
    Total Commercial Paper, at Amortized Cost
      and Value ................................                $  44,181,734
                                                                -------------
REPURCHASE AGREEMENT - 3.1%
Morgan Stanley, 3.35%, dated 6/30/05, due 7/
  01/05, total to be received $1,383,129
  (secured by various U.S. Treasury and
  Federal Agency obligations in a jointly
  traded account), at Cost .....................$ 1,383,000     $   1,383,000
                                                                -------------
    Total Investments, at Amortized Cost and Value ........     $  45,564,734
                                                                -------------
OTHER ASSETS,
  LESS LIABILITIES - (0.2)% ...............................           (37,097)
                                                                -------------
    Net Assets - 100.0% ...................................     $  45,527,637
                                                                =============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005
TOTAL RETURN VARIABLE ACCOUNT
STOCKS -- 59.5%

Issuer                                           Shares         Value

AEROSPACE -- 1.7%
ITT Industries, Inc. ...........................      2,200     $     214,786
Lockheed Martin Corp. ..........................     33,130         2,149,143
Northrop Grumman Corp. .........................     11,280           623,220
United Technologies Corp. ......................      9,120           468,312
                                                                -------------
                                                                $   3,455,461
                                                                -------------
ALCOHOLIC BEVERAGES -- 0.3%
Diageo PLC .....................................     36,990     $     543,483
                                                                -------------
AUTOMOTIVE -- 0.4%
SPX Corp. ......................................     11,450     $     526,471
Toyota Motor Corp. .............................      6,100           218,129
                                                                -------------
                                                                $     744,600
                                                                -------------
BANKS & CREDIT COMPANIES -- 8.6%
American Express Co. ...........................     13,440     $     715,411
Bank of America Corp. ..........................     87,922         4,010,122
Citigroup, Inc. ................................     62,786         2,902,597
Countrywide Financial Corp. ....................      9,100           351,351
Fannie Mae .....................................     12,200           712,480
Freddie Mac ....................................     10,520           686,220
J.P. Morgan Chase & Co. ........................     82,068         2,898,642
MBNA Corp. .....................................      7,450           194,892
PNC Financial Services Group, Inc. .............     49,590         2,700,671
SunTrust Banks, Inc. ...........................     18,380         1,327,771
Wells Fargo & Co. ..............................     12,510           770,366
                                                                -------------
                                                                $  17,270,523
                                                                -------------
BIOTECHNOLOGY -- 0.5%
Amgen, Inc.* ...................................      3,000     $     181,380
MedImmune, Inc.* ...............................     27,550           736,136
                                                                -------------
                                                                $     917,516
                                                                -------------
BROADCAST & CABLE TV -- 2.8%
Interpublic Group of Cos., Inc.* ...............     88,630     $   1,079,513
Time Warner, Inc.* .............................     33,820           565,132
Viacom, Inc., "B" ..............................     79,788         2,554,812
Walt Disney Co. ................................     55,470         1,396,735
                                                                -------------
                                                                $   5,596,192
                                                                -------------
BROKERAGE & ASSET MANAGERS -- 3.1%
Franklin Resources, Inc. .......................      6,210     $     478,046
Goldman Sachs Group, Inc. ......................      9,750           994,695
Lehman Brothers Holdings, Inc. .................      4,170           413,998
Mellon Financial Corp. .........................     78,280         2,245,853
Merrill Lynch & Co., Inc. ......................     30,730         1,690,457
Morgan Stanley .................................      9,720           510,008
                                                                -------------
                                                                $   6,333,057
                                                                -------------
BUSINESS SERVICES -- 0.4%
Accenture Ltd., "A"* ...........................     39,110     $     886,624
                                                                -------------
CHEMICALS -- 1.6%
3M Co. .........................................      4,000     $     289,200
Dow Chemical Co. ...............................     17,950           799,314
E.I. du Pont de Nemours & Co. ..................      9,890           425,369
Nalco Holding Co.* .............................     22,220           436,179
PPG Industries, Inc. ...........................     13,810           866,716
Syngenta AG ....................................      3,010           307,883
                                                                -------------
                                                                $   3,124,661
                                                                -------------
COMPUTER SOFTWARE -- 1.9%
Compuware Corp.* ...............................     77,720     $     558,807
Microsoft Corp. ................................     28,590           710,176
Oracle Corp.* ..................................     33,250           438,900
Symantec Corp.* ................................     99,600         2,165,304
                                                                -------------
                                                                $   3,873,187
                                                                -------------
COMPUTER SOFTWARE -- SYSTEMS -- 0.7%
Hewlett-Packard Co. ............................      5,660     $     133,067
International Business Machines Corp. ..........        760            56,392
Sun Microsystems, Inc.* ........................    317,920         1,185,842
                                                                -------------
                                                                $   1,375,301
                                                                -------------
CONSTRUCTION -- 1.0%
Masco Corp. ....................................     64,850     $   2,059,636
                                                                -------------
CONSUMER GOODS & SERVICES -- 1.0%
Colgate-Palmolive Co. ..........................      7,400     $     369,334
Gillette Co. ...................................     18,340           928,554
Kimberly-Clark Corp. ...........................     12,560           786,130
                                                                -------------
                                                                $   2,084,018
                                                                -------------
CONTAINERS -- 1.0%
Owens-Illinois, Inc.* ..........................     75,790     $   1,898,540
Smurfit-Stone Container Corp.* .................     14,890           151,431
                                                                -------------
                                                                $   2,049,971
                                                                -------------
ELECTRICAL EQUIPMENT -- 2.0%
Cooper Industries Ltd., "A" ....................      3,500     $     223,650
Emerson Electric Co. ...........................      4,910           307,513
General Electric Co. ...........................     40,310         1,396,742
Hubbell, Inc., "B" .............................      3,950           174,195
Tyco International Ltd. ........................     59,980         1,751,416
W.W. Grainger, Inc. ............................      2,000           109,580
                                                                -------------
                                                                $   3,963,096
                                                                -------------
ELECTRONICS -- 0.2%
Analog Devices, Inc. ...........................     12,200     $     455,182
                                                                -------------
ENERGY -- INDEPENDENT -- 1.9%
Apache Corp. ...................................      3,730     $     240,958
Devon Energy Corp. .............................     38,330         1,942,564
EnCana Corp. ...................................     10,800           427,572
EOG Resources, Inc. ............................      8,760           497,568
Unocal Corp. ...................................     10,080           655,704
                                                                -------------
                                                                $   3,764,366
                                                                -------------
ENERGY -- INTEGRATED -- 3.0%
Amerada Hess Corp. .............................      1,900     $     202,369
BP PLC, ADR ....................................     13,340           832,149
ConocoPhillips .................................     28,160         1,618,918
Exxon Mobil Corp. ..............................     33,152         1,905,245
TOTAL S.A., ADR ................................     13,180         1,540,083
                                                                -------------
                                                                $   6,098,764
                                                                -------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 1.5%
Archer Daniels Midland Co. .....................     17,980     $     384,412
General Mills, Inc. ............................      9,150           428,129
H.J. Heinz Co. .................................     18,190           644,290
Kellogg Co. ....................................     12,520           556,389
Nestle S.A .....................................        694           177,118
PepsiCo, Inc. ..................................     11,700           630,981
Sara Lee Corp. .................................     14,060           278,529
                                                                -------------
                                                                $   3,099,848
                                                                -------------
FOREST & PAPER PRODUCTS -- 0.8%
Bowater, Inc. ..................................     27,010     $     874,314
International Paper Co. ........................     18,180           549,218
MeadWestvaco Corp. .............................      9,800           274,792
                                                                -------------
                                                                $   1,698,324
                                                                -------------
GAMING & LODGING -- 0.3%
Cendant Corp. ..................................     24,290     $     543,367
                                                                -------------
GENERAL MERCHANDISE -- 0.6%
Family Dollar Stores, Inc. .....................      8,420     $     219,762
Wal-Mart Stores, Inc. ..........................     19,450           937,490
                                                                -------------
                                                                $   1,157,252
                                                                -------------
INSURANCE -- 3.2%
AFLAC, Inc. ....................................      5,480     $     237,174
Allstate Corp. .................................     42,390         2,532,803
Chubb Corp. ....................................      2,360           202,040
Conseco, Inc.* .................................     48,520         1,058,706
Genworth Financial, Inc., "A" ..................     10,600           320,438
Hartford Financial Services Group, Inc. ........     15,620         1,168,064
MetLife, Inc. ..................................     21,720           976,097
                                                                -------------
                                                                $   6,495,322
                                                                -------------
LEISURE & TOYS -- 0.4%
Hasbro, Inc. ...................................      7,240     $     150,520
Mattel, Inc. ...................................     32,460           594,018
                                                                -------------
                                                                $     744,538
                                                                -------------
MACHINERY & TOOLS -- 1.0%
Deere & Co. ....................................     10,280     $     673,237
Finning International, Inc.##* .................        460            13,549
Illinois Tool Works, Inc. ......................      8,270           658,954
Ingersoll-Rand Co. Ltd., "A" ...................      2,480           176,948
Precision Castparts Corp. ......................      4,280           333,412
Sandvik AB .....................................      2,740           101,354
                                                                -------------
                                                                $   1,957,454
                                                                -------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 0.6%
Tenet Healthcare Corp.* ........................     90,040     $   1,102,090
                                                                -------------
MEDICAL EQUIPMENT -- 0.2%
Baxter International, Inc. .....................      5,360     $     198,856
Boston Scientific Corp.* .......................      5,700           153,900
                                                                -------------
                                                                $     352,756
                                                                -------------
METALS & MINING -- 0.2%
BHP Billiton PLC ...............................     36,350     $     466,186
                                                                -------------
NATURAL GAS -- DISTRIBUTION -- 0.3%
AGL Resources, Inc. ............................      8,290     $     320,409
Sempra Energy ..................................      7,500           309,825
                                                                -------------
                                                                $     630,234
                                                                -------------
OIL SERVICES -- 2.2%
BJ Services Co. ................................      9,600     $     503,808
Cooper Cameron Corp.* ..........................     14,470           897,864
GlobalSantaFe Corp. ............................     35,500         1,448,400
Noble Corp. ....................................     24,375         1,499,306
                                                                -------------
                                                                $   4,349,378
                                                                -------------
PHARMACEUTICALS -- 3.9%
Abbott Laboratories ............................     34,790     $   1,705,058
Eli Lilly & Co. ................................      1,600            89,136
Johnson & Johnson ..............................     13,880           902,200
Merck & Co., Inc. ..............................     66,090         2,035,572
Novartis AG ....................................      2,390           113,363
Pfizer, Inc. ...................................      4,810           132,660
Roche Holding AG ...............................      1,170           147,347
Wyeth ..........................................     60,160         2,677,120
                                                                -------------
                                                                $   7,802,456
                                                                -------------
PRINTING & PUBLISHING -- 0.4%
Reed Elsevier PLC ..............................     61,660     $     588,626
Tribune Co. ....................................      6,730           236,761
                                                                -------------
                                                                $     825,387
                                                                -------------
RAILROAD & SHIPPING -- 0.2%
Burlington Northern Santa Fe Corp. .............      8,090     $     380,877
                                                                -------------
RESTAURANTS -- 0.1%
McDonald's Corp. ...............................      7,440     $     206,460
                                                                -------------
SPECIALTY CHEMICALS -- 0.5%
Air Liquide S.A ................................        500     $      84,909
Air Products & Chemicals, Inc. .................     12,150           732,645
Praxair, Inc. ..................................      2,480           115,568
                                                                -------------
                                                                $     933,122
                                                                -------------
SPECIALTY STORES -- 1.7%
Circuit City Stores, Inc. ......................     24,920     $     430,867
Gap, Inc. ......................................     78,030         1,541,093
Lowe's Cos., Inc. ..............................      4,010           233,462
OfficeMax, Inc. ................................     22,960           683,519
TJX Cos., Inc. .................................     24,850           605,098
                                                                -------------
                                                                $   3,494,039
                                                                -------------
TELECOMMUNICATIONS -- WIRELESS -- 0.5%
Vodafone Group PLC, ADR ........................     41,422     $   1,007,383
                                                                -------------
TELECOMMUNICATIONS -- WIRELINE -- 1.7%
Cisco Systems, Inc.* ...........................      8,960     $     171,226
Nokia Corp., ADR ...............................     86,260         1,435,366
Nortel Networks Corp.* .........................    654,570         1,708,428
                                                                -------------
                                                                $   3,315,020
                                                                -------------
TELEPHONE SERVICES -- 4.0%
SBC Communications, Inc. .......................     22,344     $     530,670
Sprint Corp. ...................................    176,690         4,433,152
Verizon Communications, Inc. ...................     90,666         3,132,510
                                                                -------------
                                                                $   8,096,332
                                                                -------------
TOBACCO -- 1.0%
Altria Group, Inc. .............................     32,170     $   2,080,112
                                                                -------------
TRUCKING -- 0%
CNF, Inc. ......................................      1,660     $      74,534
                                                                -------------
UTILITIES -- ELECTRIC POWER -- 2.1%
Calpine Corp.* .................................    257,580     $     875,772
Dominion Resources, Inc. .......................     15,190         1,114,794
Entergy Corp. ..................................     11,140           841,627
Exelon Corp. ...................................      9,360           480,449
FPL Group, Inc. ................................      1,570            66,034
PPL Corp. ......................................      9,410           558,766
Public Service Enterprise Group, Inc. ..........      2,800           170,296
TXU Corp. ......................................      2,550           211,880
                                                                -------------
                                                                $   4,319,618
                                                                -------------
    Total Stocks (Identified Cost, $106,139,901) ..........     $ 119,727,727
                                                                -------------
BONDS -- 38.5%

Issuer                                           Par Amount        Value

ADVERTISING & BROADCASTING -- 0.1%
News America Holdings, 8.5%, 2025 ..............$    99,000     $     125,620
News America, Inc., 6.2%, 2034 .................     92,000            96,553
                                                                -------------
                                                                $     222,173
                                                                -------------
AEROSPACE -- 0.4%
Boeing Capital Corp., 6.5%, 2012 ...............$   373,000     $     417,236
Northrop Grumman Corp., 7.75%, 2031 ............    226,000           305,700
                                                                -------------
                                                                $     722,936
                                                                -------------
AIRLINES -- 0.1%
Continental Airlines, Inc., 6.648%, 2017 .......$   179,852     $     177,473
                                                                -------------
ALCOHOLIC BEVERAGES -- 0.2%
Foster's Financial Corp., 5.875%, 2035## .......$   150,000     $     150,753
Miller Brewing Co., 5.5%, 2013## ...............    276,000           286,022
                                                                -------------
                                                                $     436,775
                                                                -------------
ASSET BACKED & SECURITIZED -- 2.4%
AmeriCredit Automobile Receivables Trust,
  2.18%, 2008 ..................................$   236,000     $     234,022
Bear Stearns Commercial Mortgage Securities,
  Inc., 6.8%, 2008 .............................    179,042           183,773
Bear Stearns Commercial Mortgage Securities,
  Inc., FRN, 5.116%, 2041 ......................     82,288            85,761
Blackrock Capital Finance LP,
  7.75%, 2026## ................................     58,829            59,565
Chase Commercial Mortgage Securities Corp.,
  7.543%, 2009 .................................     94,203            99,667
Chase Commercial Mortgage Securities Corp.,
  6.39%, 2030 ..................................    369,000           392,671
Citibank Credit Card Issuance Trust,
  6.65%, 2008 ..................................    623,000           637,142
Countrywide Asset-Backed Certificates,
  4.823%, 2035 .................................     75,000            75,754
Credit Suisse First Boston Mortgage
  Securities Corp., 6.38%, 2035 ................     35,000            38,161
CRIIMI MAE CMBS Corp., 6.7%, 2008## ............    190,000           195,227
CRIIMI MAE Commercial Mortgage Trust, 7%,
  2011## .......................................    320,000           332,800
Deutsche Mortgage & Asset Receiving Corp.,
  FRN, 6.538%, 2031 ............................    188,680           197,790
Falcon Franchise Loan LLC,
  7.382%, 2010##^^  ............................     52,908            55,993
First Union-Lehman Brothers Bank of America,
  6.56%, 2035 ..................................    100,451           105,803
First Union-Lehman Brothers Commercial
  Mortgage Trust, 7.38%, 2029 ..................     49,571            51,412
First Union-Lehman Brothers Commercial
  Mortgage Trust, 6.65%, 2029 ..................     27,473            28,725
Goldman Sachs Mortgage Securities Corp.,
  6.06%, 2030 ..................................     48,006            48,098
Greenwich Capital Commercial Funding Corp.,
  FRN, 5.317%, 2036 ............................     60,728            64,036
Greenwich Capital Commercial Funding Corp.,
  FRN, 4.305%, 2042 ............................    107,385           107,353
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.3839%, 2041 .........     39,903            41,901
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.038%, 2046 ..........    197,476           204,493
J.P. Morgan Commercial Mortgage Finance
  Corp., 6.613%, 2030 ..........................    175,000           183,457
Merrill Lynch Mortgage Investors, Inc.,
  6.39%, 2030 ..................................     64,475            67,319
Morgan Stanley Capital I, 5.168%, 2042 .........     48,533            50,609
Morgan Stanley Capital I, Inc., FRN,
  0.7546%, 2030##^^  ...........................  8,516,305           176,692
Mortgage Capital Funding, Inc.,
  6.337%, 2031 .................................    314,214           329,547
Multi-Family Capital Access One, Inc.,
  6.65%, 2024 ..................................     53,722            56,758
Residential Asset Mortgage Products, Inc.,
  3.8%, 2030 ...................................    100,827           100,471
Residential Asset Mortgage Products, Inc.,
  4.109%, 2035 .................................    112,691           111,911
ASSET BACKED & SECURITIZED -- continued
Residential Asset Mortgage Products, Inc.,
  FRN, 4.9708%, 2034 ...........................$    92,000     $      91,703
Structured Asset Securities Corp., FRN,
  4.67%, 2035 ..................................    298,098           296,804
Wachovia Bank Commercial Mortgage Trust,
  FRN, 4.847%, 2041 ............................     50,000            50,992
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.083%, 2042 ............................     75,000            77,914
                                                                -------------
                                                                $   4,834,324
                                                                -------------
AUTOMOTIVE -- 0.3%
Ford Motor Co., 7.45%, 2031 ....................$    74,000     $      61,776
Ford Motor Credit Co., 7.75%, 2007 .............     80,000            81,556
Ford Motor Credit Co., 5.7%, 2010 ..............    193,000           178,012
General Motors Acceptance Corp.,
  5.85%, 2009 ..................................     93,000            87,179
General Motors Acceptance Corp.,
  7.25%, 2011 ..................................     82,000            76,889
General Motors Corp., 8.375%, 2033 .............    202,000           168,670
                                                                -------------
                                                                $     654,082
                                                                -------------
BANKS & CREDIT COMPANIES -- 1.8%
Abbey National Capital Trust I,
  8.963% to 2030, FRN to 2049 ..................$   179,000     $     261,069
Bank of America Corp., 7.4%, 2011 ..............    299,000           342,199
Bank of America Corp., 5.375%, 2014 ............    110,000           116,880
Citigroup, Inc., 5%, 2014 ......................    250,000           255,737
Credit Suisse First Boston (USA), Inc.,
  4.625%, 2008 .................................     92,000            92,994
Credit Suisse First Boston (USA), Inc.,
  4.125%, 2010 .................................    215,000           213,481
DBS Capital Funding Corp.,
  7.657% to 2011, FRN to 2049## ................    170,000           194,835
HBOS Capital Funding LP, 6.071% to 2014, FRN
  to 2049## ....................................    100,000           107,944
J.P. Morgan Chase & Co., 5.125%, 2014 ..........    150,000           153,443
Mizuho Financial Group, Inc.,
  5.79%, 2014## ................................    103,000           108,340
Nordea Bank AB, 5.424% to 2015,
  FRN to 2049## ................................    100,000           102,989
Popular North America, Inc., 4.25%, 2008 .......    211,000           211,018
RBS Capital Trust II, 6.425% to 2034,
  FRN to 2049 ..................................    161,000           178,591
Socgen Real Estate LLC, 7.64% to 2007, FRN
  to 2049## ....................................    361,000           386,301
UFJ Finance Aruba AEC, 6.75%, 2013 .............     45,000            50,184
UniCredito Italiano Capital Trust II,
  9.2% to 2010, FRN to 2049## ..................    208,000           249,747
Wachovia Corp., 5.25%, 2014 ....................    175,000           182,680
Wells Fargo National Bank, 4.75%, 2015 .........    315,000           318,792
                                                                -------------
                                                                $   3,527,224
                                                                -------------
BROADCAST & CABLE TV -- 0.4%
Cox Communications, Inc., 4.625%, 2013 .........$   159,000     $     154,343
TCI Communications Financing III,
  9.65%, 2027 ..................................    425,000           481,585
Time Warner Entertainment Co. LP,
  10.15%, 2012 .................................      1,000             1,293
Time Warner Entertainment Co. LP,
  8.375%, 2033 .................................     75,000            99,540
                                                                -------------
                                                                $     736,761
                                                                -------------
BROKERAGE & ASSET MANAGERS -- 0.5%
Goldman Sachs Group, Inc., 5.7%, 2012 ..........$   247,000     $     262,813
Lehman Brothers Holdings, Inc.,
  8.25%, 2007 ..................................    334,000           359,749
Merrill Lynch & Co., Inc., 5.45%, 2014 .........    127,000           134,126
Morgan Stanley Group, Inc., 6.75%, 2011 ........    156,000           172,729
Morgan Stanley Group, Inc., 4.75%, 2014 ........     78,000            76,843
                                                                -------------
                                                                $   1,006,260
                                                                -------------
BUILDING -- 0.1%
CRH North America, Inc., 6.95%, 2012 ...........$   208,000     $     234,771
                                                                -------------
CHEMICALS -- 0.1%
Dow Chemical Co., 5.75%, 2008 ..................$   162,000     $     169,892
Dow Chemical Co., 6%, 2012 .....................     15,000            16,438
                                                                -------------
                                                                $     186,330
                                                                -------------
CONGLOMERATES -- 0.1%
Kennametal, Inc., 7.2%, 2012 ...................$   211,000     $     236,047
Tyco International Group S.A.,
  6.75%, 2011 ..................................     40,000            44,404
                                                                -------------
                                                                $     280,451
                                                                -------------
CONSUMER GOODS & SERVICES -- 0.1%
Cendant Corp., 6.875%, 2006 ....................$   147,000     $     151,126
                                                                -------------
DEFENSE ELECTRONICS -- 0.2%
BAE Systems Holdings, Inc.,
  6.4%, 2011## .................................$   223,000     $     242,910
Raytheon Co., 6.15%, 2008 ......................    114,000           120,291
                                                                -------------
                                                                $     363,201
                                                                -------------
EMERGING MARKET QUASI-SOVEREIGN -- 0%
Pemex Project Funding Master Trust, 8.625%,
  2022 .........................................$    39,000     $      48,068
                                                                -------------
EMERGING MARKET SOVEREIGN -- 0.2%
State of Israel, 4.625%, 2013 ..................$   112,000     $     110,832
United Mexican States, 6.625%, 2015 ............    213,000           234,407
                                                                -------------
                                                                $     345,239
                                                                -------------
ENERGY -- INDEPENDENT -- 0.2%
Devon Financing Corp. U.L.C.,
  6.875%, 2011 .................................$   142,000     $     158,893
EnCana Holdings Finance Corp.,
  5.8%, 2014 ...................................     98,000           105,033
Kerr-McGee Corp., 6.95%, 2024 ..................     18,000            18,599
Pioneer Natural Resource Co.,
  5.875%, 2016 .................................     75,000            75,634
                                                                -------------
                                                                $     358,159
                                                                -------------
ENERGY -- INTEGRATED -- 0%
Amerada Hess Corp., 7.3%, 2031 .................$    62,000     $      74,807
                                                                -------------
ENTERTAINMENT -- 0.1%
Walt Disney Co., 6.75%, 2006 ...................$    69,000     $      70,368
Walt Disney Co., 6.375%, 2012 ..................     98,000           108,377
                                                                -------------
                                                                $     178,745
                                                                -------------
FINANCIAL INSTITUTIONS -- 0.1%
General Electric Capital Corp.,
  8.75%, 2007 ..................................$   130,000     $     140,812
SLM Corp., 4%, 2009 ............................    115,000           114,080
                                                                -------------
                                                                $     254,892
                                                                -------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 0.2%
Cadbury Schweppes PLC,
  5.125%, 2013## ...............................$   270,000     $     275,892
Kraft Foods, Inc., 6.25%, 2012 .................    142,000           156,102
                                                                -------------
                                                                $     431,994
                                                                -------------
FOREST & PAPER PRODUCTS -- 0.2%
MeadWestvaco Corp., 6.8%, 2032 .................$    69,000     $      81,938
Weyerhaeuser Co., 6.75%, 2012 ..................    254,000           279,461
                                                                -------------
                                                                $     361,399
                                                                -------------
INSURANCE -- 0.4%
AIG SunAmerica Institutional Funding II,
  5.75%, 2009 ..................................$   441,000     $     462,342
Genworth Financial, Inc., 5.75%, 2014 ..........     40,000            42,898
MetLife, Inc., 6.5%, 2032 ......................     48,000            55,102
Prudential Financial, Inc., 5.1%, 2014 .........     80,000            82,343
Prudential Funding Corp., 6.6%, 2008## .........    179,000           190,844
                                                                -------------
                                                                $     833,529
                                                                -------------
INSURANCE -- PROPERTY & CASUALTY -- 0.2%
Allstate Corp., 6.125%, 2032 ...................$   185,000     $     208,569
Fund American Cos., Inc., 5.875%, 2013 .........    117,000           121,862
Travelers Property Casualty Corp.,
  6.375%, 2033 .................................     84,000            91,620
                                                                -------------
                                                                $     422,051
                                                                -------------
INTERNATIONAL MARKET QUASI-SOVEREIGN -- 0.1%
Hydro-Quebec, 6.3%, 2011 .......................$   262,000     $     289,503
                                                                -------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 0.1%
HCA, Inc., 8.75%, 2010 .........................$    40,000     $      45,460
HCA, Inc., 6.95%, 2012 .........................    139,000           147,690
                                                                -------------
                                                                $     193,150
                                                                -------------
METALS & MINING -- 0%
Alcan, Inc., 5.75%, 2035 .......................$    83,000     $      84,428
                                                                -------------
MORTGAGE BACKED -- 13.6%
Fannie Mae, 5.722%, 2009 .......................$   830,000     $     863,196
Fannie Mae, 4.01%, 2013 ........................     19,511            19,030
Fannie Mae, 4.63%, 2014 ........................     48,190            48,812
Fannie Mae, 4.518%, 2014 .......................    177,955           179,275
Fannie Mae, 4.846%, 2014 .......................     74,282            76,430
Fannie Mae, 4.925%, 2015 .......................    270,929           280,031
Fannie Mae, 6%, 2016 - 2034 ....................  3,289,675         3,382,864
Fannie Mae, 5.5%, 2016 - 2035 ..................  8,621,873         8,763,858
Fannie Mae, 5%, 2018 - 2034 ....................  1,784,781         1,804,639
Fannie Mae, 4.5%, 2018 - 2035 ..................    964,102           959,080
Fannie Mae, 6.5%, 2028 - 2034 ..................  1,623,694         1,684,707
Fannie Mae, 7.5%, 2031 .........................     52,904            56,530
Fannie Mae TBA, 5.5%, 2035 .....................     82,000            83,102
Freddie Mac, 6%, 2016 - 2034 ...................  1,881,306         1,933,827
Freddie Mac, 5%, 2017 - 2033 ...................  1,460,641         1,467,778
Freddie Mac, 4.5%, 2018 - 2035 .................  1,178,770         1,172,962
Freddie Mac, 5.5%, 2019 - 2034 .................  1,611,720         1,637,557
Freddie Mac, 6.5%, 2034 ........................    351,902           364,374
Ginnie Mae, 7.5%, 2023 - 2024 ..................     77,875            83,872
Ginnie Mae, 6.5%, 2028 .........................    245,792           257,115
Ginnie Mae, 6%, 2033 - 2034 ....................    750,577           774,776
Ginnie Mae, 4.5%, 2033 - 2034 ..................    202,029           199,550
Ginnie Mae, 5.5%, 2033 .........................  1,130,783         1,156,063
Ginnie Mae, 5%, 2034 ...........................    166,830           168,325
                                                                -------------
                                                                $  27,417,753
                                                                -------------
NATURAL GAS -- PIPELINE -- 0.3%
CenterPoint Energy Resources Corp.,
  7.875%,  2013 ................................$    82,000     $      97,402
Kinder Morgan Energy Partners LP,
  6.75%, 2011 ..................................    315,000           346,428
Kinder Morgan Energy Partners LP,
  7.75%, 2032 ..................................    117,000           148,528
                                                                -------------
                                                                $     592,358
                                                                -------------
OIL SERVICES -- 0%
Halliburton Co., 5.25%, 2010 ...................$    50,000     $      52,437
                                                                -------------
PHARMACEUTICALS -- 0.1%
Wyeth, 5.5%, 2013 ..............................$   123,000     $     129,451
                                                                -------------
POLLUTION CONTROL -- 0.1%
Waste Management, Inc., 7.375%, 2010 ...........$   134,000     $     149,846
                                                                -------------
RAILROAD & SHIPPING -- 0.1%
CSX Corp., 6.75%, 2011 .........................$    35,000     $      38,639
Union Pacific Corp., 6.125%, 2012 ..............     50,000            53,966
Union Pacific Corp., 5.375%, 2014 ..............    110,000           114,713
                                                                -------------
                                                                $     207,318
                                                                -------------
REAL ESTATE -- 0.4%
Boston Properties, Inc., 5%, 2015 ..............$    42,000     $      41,989
EOP Operating LP, 6.8%, 2009 ...................     29,000            31,081
HRPT Properties Trust, 6.25%, 2016 .............    115,000           124,513
Simon Property Group LP, 5.1%, 2015## ..........    193,000           192,897
Vornado Realty Trust, 5.625%, 2007 .............    383,000           390,378
                                                                -------------
                                                                $     780,858
                                                                -------------
RESTAURANTS -- 0%
YUM! Brands, Inc., 8.875%, 2011 ................$    35,000     $      42,407
                                                                -------------
SUPERMARKETS -- 0.1%
Kroger Co., 6.75%, 2012 ........................$   102,000     $     112,946
                                                                -------------
TELECOMMUNICATIONS -- WIRELESS -- 0.2%
AT&T Wireless Services, Inc.,
  7.35%, 2006 ..................................$   107,000     $     109,338
AT&T Wireless Services, Inc.,
  8.75%, 2031 ..................................     78,000           109,328
Cingular Wireless LLC, 6.5%, 2011 ..............     35,000            38,664
Sprint Capital Corp., 6.875%, 2028 .............    106,000           121,675
                                                                -------------
                                                                $     379,005
                                                                -------------
TELECOMMUNICATIONS -- WIRELINE -- 0.9%
BellSouth Corp., 6.55%, 2034 ...................$   146,000     $     166,235
Deutsche Telekom International Finance B.V.,
  8.75%, 2030 ..................................    161,000           217,991
France Telecom S.A., 7.75%, 2011 ...............     85,000            98,640
PCCW-HKTC Capital II Ltd., 6%, 2013## ..........    150,000           159,264
SBC Communications, Inc., 5.1%, 2014 ...........    126,000           128,830
SBC Communications, Inc., 6.15%, 2034 ..........     35,000            37,913
Telecom Italia Capital, 5.25%, 2013 ............     60,000            60,912
Telecom Italia Capital, 6%, 2034## .............     97,000            99,030
Telecomunicaciones de Puerto Rico, Inc.,
  6.65%, 2006 ..................................    270,000           275,474
Verizon New York, Inc., 6.875%, 2012 ...........    486,000           537,114
                                                                -------------
                                                                $   1,781,403
                                                                -------------
U.S. GOVERNMENT AGENCIES -- 4.3%
Fannie Mae, 3.25%, 2006 ........................$   100,000     $      99,437
Fannie Mae, 3%, 2007 ...........................    244,000           240,812
Fannie Mae, 5.25%, 2007 ........................    397,000           406,732
Fannie Mae, 6.625%, 2009 - 2010 ................  3,428,000         3,844,788
Fannie Mae, 6%, 2011 ...........................    165,000           181,466
Fannie Mae, 4.625%, 2014 .......................    250,000           256,394
Federal Home Loan Bank, 3.25%, 2006 ............    315,000           313,268
Federal Home Loan Bank, 3.75%, 2006 ............    940,000           937,921
Federal Home Loan Bank, 3.9%, 2008 .............     40,000            39,978
Freddie Mac, 3.75%, 2006 .......................  1,405,000         1,404,076
Freddie Mac, 4.125%, 2009 ......................     50,000            49,973
Small Business Administration,
  4.35%, 2023 ..................................     48,414            48,135
Small Business Administration,
  4.77%, 2024 ..................................    117,377           118,932
Small Business Administration,
  5.18%, 2024 ..................................    191,002           197,295
Small Business Administration,
  5.52%, 2024 ..................................    268,836           282,027
Small Business Administration,
  4.99%, 2024 ..................................    153,280           156,893
Small Business Administration,
  4.95%, 2025 ..................................    116,000           118,424
                                                                -------------
                                                                $   8,696,551
                                                                -------------
U.S. TREASURY OBLIGATIONS -- 8.5%
U.S. Treasury Bonds, 10.375%, 2012 .............$   140,000     $     161,027
U.S. Treasury Bonds, 9.875%, 2015 ..............    175,000           261,557
U.S. Treasury Bonds, 8%, 2021 ..................     37,000            53,313
U.S. Treasury Bonds, 6.25%, 2023 ...............  3,050,000         3,800,944
U.S. Treasury Bonds, 5.375%, 2031 ..............    672,000           792,960
U.S. Treasury Notes, 5.75%, 2005 ...............    665,000           670,897
U.S. Treasury Notes, 5.875%, 2005 ..............    186,000           187,729
U.S. Treasury Notes, 7%, 2006 ..................  2,545,000         2,633,179
U.S. Treasury Notes, 4.375%, 2007 ..............    146,000           147,945
U.S. Treasury Notes, 5.625%, 2008 ..............  4,210,000         4,432,010
U.S. Treasury Notes, 4.75%, 2008 ...............    942,000           973,204
U.S. Treasury Notes, 4%, 2009 ..................     23,000            23,248
U.S. Treasury Notes, 4.25%, 2010 ...............    773,625           870,569
U.S. Treasury Notes, 3%, 2012 ..................  1,207,590         1,326,367
U.S. Treasury Notes, 3.875%, 2013 ..............    199,000           199,241
U.S. Treasury Notes, 4.75%, 2014 ...............    150,000           159,164
U.S. Treasury Notes, 4.125%, 2015 ..............    400,000           405,844
                                                                -------------
                                                                $  17,099,198
                                                                -------------
UTILITIES -- ELECTRIC POWER -- 1.3%
DTE Energy Co., 7.05%, 2011 ....................$   238,000     $     266,473
Duke Capital Corp., 8%, 2019 ...................    113,000           139,854
Exelon Generation Co. LLC, 6.95%, 2011 .........     77,000            86,379
FirstEnergy Corp., 6.45%, 2011 .................    147,000           160,616
MidAmerican Energy Holdings Co.,
  3.5%, 2008 ...................................    118,000           114,993
MidAmerican Energy Holdings Co.,
  5.875%, 2012 .................................     61,000            64,795
MidAmerican Funding LLC, 6.927%, 2029 ..........    454,000           540,685
Niagara Mohawk Power Corp., 7.75%, 2006 ........      1,000             1,032
Northeast Utilities, 8.58%, 2006 ...............    105,897           107,896
Oncor Electric Delivery Co., 7%, 2022## ........    202,000           236,116
Pacific Gas & Electric Co., 4.8%, 2014 .........    125,000           125,309
PSEG Power LLC, 6.95%, 2012 ....................     71,000            79,813
PSEG Power LLC, 8.625%, 2031 ...................     91,000           125,636
System Energy Resources, Inc.,
  5.129%, 2014## ...............................    104,272           103,851
TXU Energy Co., 7%, 2013 .......................     37,000            41,264
W3A Funding Corp., 8.09%, 2017 .................    337,724           375,927
                                                                -------------
                                                                $   2,570,639
                                                                -------------
    Total Bonds (Identified Cost, $75,546,171) ............     $  77,422,021
                                                                -------------
SHORT-TERM OBLIGATION -- 2.0%

Citigroup Funding, Inc.,
  3.43%, due 7/01/05, at Amortized Cost< .......$ 4,000,000     $   4,000,000
                                                                -------------
    Total Investments
      (Identified Cost, $185,686,072)(+) ..................     $ 201,149,748
                                                                -------------
OTHER ASSETS,
  LESS LIABILITIES ........................................            81,887
                                                                -------------
    Net Assets -- 100.0% ..................................     $ 201,231,635
                                                                =============
PORTFOLIO FOOTNOTES:
       *  Non-income producing security.
      **  Non-income producing security - in default.
       +  Restricted security.
       #  Payment-in-kind security.
      ##  SEC Rule 144A restriction.
     ### All or a portion of the security has been segregated as collateral for an open futures contract.
       <  The rate shown represents an annualized yield at time of purchase.
       @ Security exempt from registration under Section 4(2) of the Securities Act of 1933.
     ^^ Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
     (+) As of June 30, 2005, the Capital Appreciation Variable Account had one security representing $4,244,093 and 1.5% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
     (+) As of June 30, 2005, the High Yield Variable Account had ten securities representing $17,213 and less than 0.1% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
     (+) As of June 30, 2005 the Total Return Variable Account had ten securities representing $2,748,398 and 1.4% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

Abbreviations:

ADR=           American Depository Receipt.
FRN=           Floating rate note. The interest rate is the rate in effect as of period end.
GDR=           Global Depository Receipt.
STRIPS=        Separate trading of Registered Interest and Principal of
               Securities.
TBA=           To Be Announced.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below.

AUD=         Australian Dollar       JPY=      Japanese Yen
CAD=         Canadian Dollar         KRW=      Korean Won
CHF=         Swiss Franc             NOK=      Norwegian Krone
DKK=         Danish Krone            NZD=      New Zealand Dollar
EUR=         Euro                    SEK=      Swedish Krona
GBP=         British Pound

                      See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) -- June 30, 2005
(000 Omitted)

                                                Capital      Global     Govern-
                                                Appre-       Govern-      ment       High       Managed     Money        Total
                                                ciation       ments     Securities   Yield       Sectors     Market      Return
                                                Variable     Variable    Variable   Variable    Variable    Variable    Variable
                                                Account      Account     Account    Account      Account     Account     Account
                                                --------    --------    --------    --------     --------    --------    --------
Assets:
  Investments --
    Investments, cost .......................   $250,706    $ 11,726    $ 97,736    $ 69,236     $ 36,505    $ 45,565    $185,686
    Unrealized appreciation (depreciation) ..     23,591          94       2,399        (552)       6,326        --        15,464
                                                --------    --------    --------    --------     --------    --------    --------
      Total investments, at value ...........   $274,297    $ 11,820    $100,135    $ 68,684     $ 42,831    $ 45,565    $201,150
  Cash ......................................   $      1    $      3    $      1    $      3          $--    $      0*   $      0*
  Receivable for forward foreign currency
    exchange contracts ......................         --          54          --          16           --          --          --
  Receivable for forward currency
    exchange contracts subject to
    master netting agreements ...............         --           6          --          --           --          --          --
  Receivable for investments sold ...........      1,962          --          --         198        3,065          --         287
  Receivable for units sold .................         56           7          60         129            3           4         251
  Interest and dividends receivable .........        116         196         894       1,144            7           0*        969
  Receivable from sponsor ...................       --             0*       --             7         --             1           2
  Other assets ..............................          4           0*          2           1            1           0*          2
                                                --------    --------    --------    --------     --------    --------    --------
      Total assets ..........................   $276,436    $ 12,086    $101,092    $ 70,182     $ 45,907    $ 45,570    $202,661
                                                ========    ========    ========    ========     ========    ========    ========
Liabilities:
  Payable to custodian ......................   $     --    $     --    $     --    $     --     $  1,074    $     --    $     --
  Payable for forward foreign currency
    exchange contracts.......................         --         186          --           2           --          --          --
  Payable for daily variation margin on
    open futures contracts ..................         --          --             6        --           --          --          --
  Payable for investments purchased .........      2,070         212       1,221         518         --          --         1,029
  Payable for TBA purchase commitments ......         --          --          --          --           --          --          83
  Payable for units surrendered .............        329          78         138          68          512          23         274
  Payable to affiliates --
    Investment Adviser ......................          6           0*          2           1            1           1           4
    Administrative services fee .............          0*          0*          0*          0*           0*          0*          0*
    Sponsor .................................          9          --          13          --           10          --          --
  Accrued expenses and other liabilities ....         40          22          33          36           26          18          39
                                                --------    --------    --------    --------     --------    --------    --------
      Total liabilities .....................   $  2,454    $    498    $  1,413    $    625     $  1,623    $     42    $  1,429
                                                --------    --------    --------    --------     --------    --------    --------
        Net assets ..........................   $273,982    $ 11,588    $ 99,679    $ 69,557     $ 44,284    $ 45,528    $201,232
                                                ========    ========    ========    ========     ========    ========    ========

* Amount less than $500.

                                                          See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) -- June 30, 2005 -- continued
(000 Omitted except for unit values)

                                                                                   Governme
                                                               Capital    Global      nt
                                                              Appreciat  Governme  Securiti    High    Managed    Money     Total
                                                                 ion       nts        es      Yield    Sectors    Market    Return
                                                      Unit    Variable   Variable  Variable  Variable  Variable  Variable  Variable
                                             Unit    Value     Account   Account   Account   Account   Account   Account   Account
                                            ------  --------  ---------  --------  --------  --------  --------  --------  --------
Net assets applicable to contract owners:
Capital Appreciation Variable Account --
  Compass 2 ..............................   3,303   $53.968   $178,246
  Compass 3 ..............................     309    35.568     10,982
  Compass 3 - Level 2 ....................   5,513    14.816     81,681
Global Governments Variable Account --
  Compass 2 ..............................     135   $25.925               $3,505
  Compass 3 ..............................      29    25.260                  741
  Compass 3 - Level 2 ....................     491    14.828                7,279
Government Securities Variable Account --
  Compass 2 ..............................   1,970   $37.969                        $74,807
  Compass 3 ..............................      85    26.510                          2,250
  Compass 3 - Level 2 ....................   1,368    15.536                         21,257
High Yield Variable Account --
  Compass 2 ..............................   1,454   $36.522                                  $53,080
  Compass 3 ..............................      53    26.822                                    1,432
  Compass 3 - Level 2 ....................     975    14.366                                   14,008
Managed Sectors Variable Account --
  Compass 2 ..............................     221   $42.357                                             $9,383
  Compass 3 ..............................     100    41.564                                              4,175
  Compass 3 - Level 2 ....................   2,267    13.480                                             30,566
Money Market Variable Account --
  Compass 2 ..............................     972   $20.136                                                      $19,621
  Compass 3 ..............................      85    16.487                                                        1,406
  Compass 3 - Level 2 ....................   1,938    12.368                                                       23,971
Total Return Variable Account --
  Compass 2 ..............................   1,432   $45.788                                                                $65,560
  Compass 3 ..............................     266    44.616                                                                 11,856
  Compass 3 - Level 2 ....................   5,646    21.587                                                                121,879
                                                              ---------  --------  --------  --------  --------  --------  --------
Net assets applicable to owners of deferred contracts ......    270,909    11,525    98,314    68,520    44,124    44,998   199,295

Reserve for variable annuities --
    Compass 2 Contracts ....................................      2,797        16     1,316       990        66       457     1,228
    Compass 3 Contracts ....................................          1        40        --         1        13         7        83
    Compass 3 - Level 2 Contracts ..........................        275         7        49        46        81        66       626
                                                              ---------  --------  --------  --------  --------  --------  --------
      Net assets ...........................................   $273,982   $11,588   $99,679   $69,557   $44,284   $45,528  $201,232
                                                               ========   =======   =======   =======   =======   =======  ========

                                                      See notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited) -- Six Months Ended June 30, 2005
(000 Omitted)
                                                     Capital     Global    Government    High       Managed     Money       Total
                                                  Appreciation Governments Securities   Yield       Sectors     Market      Return
                                                    Variable    Variable   Variable    Variable     Variable   Variable    Variable
                                                     Account    Account     Account     Account     Account     Account     Account
                                                    --------    -------    --------    --------     --------    --------    -------
Net investment income (loss):
  Income --
    Interest ...................................... $    171    $   209    $  2,544    $  2,669     $      9    $    689    $ 1,982
    Dividends .....................................    1,359       --          --            15          244        --        1,254
                                                    --------    -------    --------    --------     --------    --------    -------
      Total investment income ..................... $  1,530    $   209    $  2,544    $  2,684     $    253    $    689    $ 3,236
                                                    --------    -------    --------    --------     --------    --------    -------
  Expenses --
    Mortality and expense risk charges ............ $  1,774    $    72    $    635    $    432     $    349    $    310    $ 1,215
    Management fee ................................    1,059         44         278         258          212         124        743
    Boards of Managers fees .......................       15          1           5           4            3           3         10
    Distribution fee ..............................        9          1           2           1            4           1          9
    Administrative services fee ...................       22          1           8           5            4           4         15
    Custodian fee .................................       53         12          23          26           11          11         41
    Printing ......................................       17          4           9           9            8           4         11
    Auditing fees .................................       17         21          20          22            2          11         23
    Legal fees ....................................       10          2           3           3           31           4          3
    Miscellaneous .................................       15          2           8           5            6          12          8
                                                    --------    -------    --------    --------     --------    --------    -------
      Total expenses .............................. $  2,991    $   160    $    991    $    765     $    630    $    484    $ 2,078
    Fees paid indirectly ..........................       (4)        (0)*        (3)         (1)          (1)         (0)*       (2)
    Reduction of expenses by investment adviser ...     --          (15)         --          --           --          --         --
                                                    --------    -------    --------    --------     --------    --------    -------
      Net expenses ................................ $  2,987    $   145    $    988    $    764     $    629    $    484    $ 2,076
                                                    --------    -------    --------    --------     --------    --------    -------
Net investment income (loss) ...................... $ (1,457)   $    64    $  1,556    $  1,920     $   (376)   $    205    $ 1,160
                                                    --------    -------    --------    --------     --------    --------    -------

Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) --
    Investment transactions ....................... $  9,750    $   404    $    (54)   $    622     $  1,227         $--    $ 5,304
    Futures contracts .............................     --         --           (28)       --           --          --         --
    Foreign currency transactions .................       (6)        36        --            68         --          --            6
                                                    --------    -------    --------    --------     --------    --------    -------

      Net realized gain (loss) on investments and
        foreign currency transactions ............. $  9,744    $   440    $    (82)   $    690     $  1,227         $--    $ 5,310
                                                    --------    -------    --------    --------     --------    --------    -------
  Change in unrealized appreciation (depreciation)
    -- Investments ................................ $(17,434)   $  (946)   $    186    $ (2,923)    $ (2,800)        $--    $(6,340)
    Futures contracts .............................       --         --          49          --           --          --         --
    Translation of assets and liabilities
      in foreign currency .........................       (4)      (136)         --          84            0*         --        (10)
                                                    --------    -------    --------    --------     --------    --------    -------

      Net unrealized gain (loss) on investments
       and foreign currency translation ........... $(17,438)   $(1,082)   $    235    $ (2,839)    $ (2,800)        $--    $(6,350)
                                                    --------    -------    --------    --------     --------    --------    -------

      Net realized and unrealized gain (loss) on
        investments and foreign currency .......... $ (7,694)   $  (642)   $    153    $ (2,149)    $ (1,573)        $--    $(1,040)
                                                    --------    -------    --------    --------     --------    --------    -------
Change in net assets from operations .............. $ (9,151)   $  (578)   $  1,709    $   (229)    $ (1,949)   $    205    $   120
                                                    ========    =======    ========    ========     ========    ========    =======
* Amount less than $500.
                                                                     See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
(000 Omitted)

                                                        Capital Appreciation      Global Governments         Government Securities
                                                          Variable Account         Variable Account             Variable Account
                                                      ----------------------    -----------------------     ----------------------
                                                     Six Months                Six Months                  Six Months
                                                       Ended      Year Ended     Ended      Year Ended       Ended      Year Ended
                                                      June 30,    December 31,  June 30,    December 31,     June 30,   December 31,
                                                        2005         2004         2005          2004           2005         2004
                                                     (Unaudited)               (Unaudited)                 (Unaudited)
                                                      ---------    ---------    ---------     ---------     ---------    ---------
Change in net assets:
From operations:
    Net investment income (loss) ...................  $  (1,457)   $  (2,078)   $      64     $     113     $   1,556    $   3,252
    Net realized gain (loss) on investments
      and foreign currency transactions ............      9,744       16,588          440         1,023           (82)       1,187
    Net unrealized gain (loss) on investments
      and foreign currency translation .............    (17,438)      12,496       (1,082)         (227)          235       (1,846)
                                                      ---------    ---------    ---------     ---------     ---------    ---------
      Change in net assets from operations .........  $  (9,151)   $  27,006    $    (578)    $     909     $   1,709    $   2,593
                                                      ---------    ---------    ---------     ---------     ---------    ---------
Participant transactions:
  Accumulation activity:
    Purchase payments received .....................  $   3,145    $   7,120    $     186     $     375     $     834    $   1,762
    Net transfers between variable and fixed
      accumulation accounts ........................     (2,681)      (2,841)       1,059          (604)          341       (4,683)
    Withdrawals, surrenders, annuitizations, and
      contract charges .............................    (21,444)     (41,093)      (1,169)       (1,777)       (7,498)     (12,905)
                                                      ---------    ---------    ---------     ---------     ---------    ---------
      Net accumulation activity ....................  $ (20,980)   $ (36,814)   $      76     $  (2,006)    $  (6,323)   $ (15,826)
                                                      ---------    ---------    ---------     ---------     ---------    ---------
Annuitization activity:
  Annuitizations ...................................  $      84    $     261    $       0*    $       0*    $      89    $      (5)
  Annuity payments and contract charges ............       (230)        (513)          (4)           (6)         (155)        (308)
  Net transfers among accounts for annuity reserves        --           --           --            --               5          (87)
  Adjustments to annuity reserves ..................         37          (44)           0*            0*           (5)         (13)
                                                      ---------    ---------    ---------     ---------     ---------    ---------
    Net annuitization activity .....................  $    (109)   $    (296)   $      (4)    $      (6)    $     (66)   $    (413)
                                                      ---------    ---------    ---------     ---------     ---------    ---------
  Change in net assets from participations
    transactions ...................................  $ (21,089)   $ (37,110)   $      72     $  (2,012)    $  (6,389)   $ (16,239)
                                                      ---------    ---------    ---------     ---------     ---------    ---------
    Total change in net assets .....................  $ (30,240)   $ (10,104)   $    (506)    $  (1,103)    $  (4,680)   $ (13,646)
Net assets:
  At beginning of period ...........................    304,222      314,326       12,094        13,197       104,359      118,005
                                                      ---------    ---------    ---------     ---------     ---------    ---------
  At end of period .................................  $ 273,982    $ 304,222    $  11,588     $  12,094     $  99,679    $ 104,359
                                                      =========    =========    =========     =========     =========    =========

* Amount less than $500.

                                                                 See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS  -- continued
(000 Omitted)

                                                                                     High Yield              Managed Sectors
                                                                                   Variable Account          Variable Account
                                                                                 ----------------------    ----------------------
                                                                                 Six Months              Six Months
                                                                                   Ended                     Ended
                                                                                 June 30,    Year Ended    June 30,    Year Ended
                                                                                   2005      December 31,    2005      December 31,
                                                                                (Unaudited)     2004       (Unaudited)    2004
                                                                                 ---------    ---------    ---------    ---------
Change in net assets:
From operations:
    Net investment income (loss) .............................................   $   1,920    $   4,654    $    (376)   $    (542)
    Net realized gain (loss) on investments and foreign currency transactions          690       (1,716)       1,227        4,523
    Net unrealized gain (loss) on investments and foreign currency translation      (2,839)       2,313       (2,800)        (902)
                                                                                 ---------    ---------    ---------    ---------
      Change in net assets from operations ...................................   $    (229)   $   5,251    $  (1,949)   $   3,079
                                                                                 ---------    ---------    ---------    ---------
Participant transactions:
  Accumulation activity:
    Purchase payments received ...............................................   $     591    $     999    $   1,219    $   2,607
    Net transfers between variable and fixed accumulation accounts ...........         365      (22,124)     (11,472)        (653)
    Withdrawals, surrenders, annuitizations, and contract charges ............      (6,697)      (9,829)      (6,818)      (9,735)
                                                                                 ---------    ---------    ---------    ---------
      Net accumulation activity ..............................................   $  (5,741)   $ (30,954)   $ (17,071)   $  (7,781)
                                                                                 ---------    ---------    ---------    ---------
Annuitization activity:
  Annuitizations .............................................................   $     (81)   $     100    $       7    $      (1)
  Annuity payments and contract charges ......................................         (89)        (207)         (20)         (36)
  Adjustments to annuity reserves ............................................         (71)          77           (8)          (2)
                                                                                 ---------    ---------    ---------    ---------
    Net annuitization activity ...............................................   $    (241)   $     (30)   $     (21)   $     (39)
                                                                                 ---------    ---------    ---------    ---------
  Change in net assets from participations transactions ......................   $  (5,982)   $ (30,984)   $ (17,092)   $  (7,820)
                                                                                 ---------    ---------    ---------    ---------
    Total change in net assets ...............................................   $  (6,211)   $ (25,733)   $ (19,041)   $  (4,741)
Net assets:
  At beginning of period .....................................................      75,768      101,501       63,325       68,066
                                                                                 ---------    ---------    ---------    ---------
  At end of period ...........................................................   $  69,557    $  75,768    $  44,284    $  63,325
                                                                                 =========    =========    =========    =========

                                                          See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS  -- continued
(000 Omitted)

                                                                                     Money Market              Total Return
                                                                                   Variable Account          Variable Account
                                                                                 ----------------------    ----------------------
                                                                                 Six Months                Six Months
                                                                                   Ended                     Ended
                                                                                 June 30,    Year Ended     June 30,    Year Ended
                                                                                   2005      December 31,    2005      December 31,
                                                                                (Unaudited)     2004       (Unaudited)    2004
                                                                                 ---------    ---------    ---------    ---------
Change in net assets:
From operations:
    Net investment income (loss) .............................................   $     205    $    (269)   $   1,160    $   2,485
    Net realized gain (loss) on investments and foreign currency transactions         --           --          5,310       13,823
    Net unrealized gain (loss) on investments and foreign currency translation        --           --         (6,350)       2,965
                                                                                 ---------    ---------    ---------    ---------
      Change in net assets from operations ...................................   $     205    $    (269)   $     120    $  19,273
                                                                                 ---------    ---------    ---------    ---------
Participant transactions:
  Accumulation activity:
    Purchase payments received ...............................................   $     716    $   1,576    $   2,967    $   5,581
    Net transfers between variable and fixed accumulation accounts ...........       2,237       22,089        7,846        4,317
    Withdrawals, surrenders, annuitizations, and contract charges ............      (7,754)     (11,007)     (16,484)     (29,151)
                                                                                 ---------    ---------    ---------    ---------
      Net accumulation activity ..............................................   $  (4,801)   $  12,658    $  (5,671)   $ (19,253)
                                                                                 ---------    ---------    ---------    ---------
Annuitization activity:
  Annuitizations .............................................................   $      18    $      96    $      (6)   $     102
  Annuity payments and contract charges ......................................         (78)        (179)        (245)        (432)
  Net transfers among accounts for annuity reserves ..........................         (10)          82            5            4
  Adjustments to annuity reserves ............................................          17          (19)         (49)          49
                                                                                 ---------    ---------    ---------    ---------
    Net annuitization activity ...............................................   $     (53)   $     (20)   $    (295)   $    (277)
                                                                                 ---------    ---------    ---------    ---------
  Change in net assets from participations transactions ......................   $  (4,854)   $  12,638    $  (5,966)   $ (19,530)
                                                                                 ---------    ---------    ---------    ---------
    Total change in net assets ...............................................   $  (4,649)   $  12,369    $  (5,846)   $    (257)
Net assets:
  At beginning of period .....................................................      50,177       37,808      207,078      207,335
                                                                                 ---------    ---------    ---------    ---------
  At end of period ...........................................................   $  45,528    $  50,177    $ 201,232    $ 207,078
                                                                                 =========    =========    =========    =========

                                                        See notes to financial statements.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the variable accounts' financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

                                                                  Capital Appreciation Variable Account
                                               ------------------------------------------------------------------------------------
                                                                                Compass 2
                                               ------------------------------------------------------------------------------------
                                               Six Months
                                                 Ended                       Years Ended December 31,
                                              June 30, 2005    -------------------------------------------------------------------
                                               (Unaudited)        2004            2003        2002           2001          2000
                                               ----------      ----------     ----------    ----------    ----------    ----------
Per unit data:*
  Net asset value -- beginning of period ...   $   55.625      $   50.814     $   39.859    $   59.446    $   80.578    $   92.242
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Investment income ........................   $    0.295      $    0.744     $    0.402    $    0.369    $    0.598    $    0.907
  Expenses .................................       (0.577)         (1.109)        (0.951)       (1.002)       (1.401)       (1.920)
                                               ----------      ----------     ----------    ----------    ----------    ----------
      Net investment loss ..................   $   (0.282)     $   (0.365)    $   (0.549)   $   (0.633)   $   (0.803)   $   (1.013)
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions ...........................       (1.375)          5.176         11.504       (18.954)      (20.329)      (10.651)
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Change in unit value .....................   $   (1.657)     $    4.811     $   10.955    $  (19.587)   $   21.132)   $  (11.664)
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Unit value:
  Net asset value -- end of period .........   $   53.968      $   55.625     $   50.814    $   39.859    $   59.446    $   80.578
                                               ==========      ==========     ==========    ==========    ==========    ==========
  Total Return (%)(+)& .....................        (2.98)++         9.47+       27.48^         (32.95)       (26.22)         --
Ratios (%) (to average net assets):
  Expenses## ...............................         2.16+           2.14           2.12          2.12          0.79#         0.76#
  Net investment loss ......................        (1.04)+         (0.70)         (1.20)        (1.36)        (1.19)#       (1.08)#
Portfolio turnover (%) .....................           37              65            104            80           123           140
Number of units outstanding at end of period
  (000 Omitted) ............................        3,303           3,544          4,040         4,521         5,340         5,818

                                                                  Capital Appreciation Variable Account
                                               ------------------------------------------------------------------------------------
                                                                                Compass 3
                                               ------------------------------------------------------------------------------------
                                               Six Months
                                                 Ended                       Years Ended December 31,
                                              June 30, 2005    -------------------------------------------------------------------
                                               (Unaudited)        2004            2003        2002           2001          2000
                                               ----------      ----------     ----------    ----------    ----------    ----------
Per unit data:*
  Net asset value -- beginning of period ...   $   36.678      $   33.539     $   26.334    $   39.314    $   53.342    $   61.123
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Investment income ........................   $    0.189      $    0.458     $    0.260    $    0.240    $    0.417    $    0.591
  Expenses .................................       (0.391)         (0.753)        (0.648)       (0.688)       (1.025)       (1.317)
                                               ----------      ----------     ----------    ----------    ----------    ----------
      Net investment loss ..................   $   (0.202)     $   (0.295)    $   (0.388)   $   (0.448)   $   (0.608)   $   (0.736)
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions ...........................       (0.908)          3.434          7.593       (12.532)      (13.420)       (7.045)
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Change in unit value .....................   $   (1.110)     $    3.139     $    7.205    $  (12.980)   $  (14.028)   $   (7.781)
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Unit value:
  Net asset value -- end of period .........   $   35.568      $   36.678     $   33.539    $   26.334    $   39.314    $   53.342
                                               ==========      ==========     ==========    ==========    ==========    ==========
  Total Return (%)(+)& .....................        (3.03)++         9.36+       27.36^         (33.02)       (26.30)         --
Ratios (%) (to average net assets):
  Expenses## ...............................         2.26+           2.24           2.22          2.22          0.79#         0.76#
  Net investment loss ......................        (1.16)+         (0.87)         (1.31)        (1.42)        (1.19)#       (1.08)#
Portfolio turnover (%) .....................           37              65            104            80           123           140
Number of units outstanding at end of period
  (000 Omitted) ............................          309             413            621           812           999         1,327

FINANCIAL HIGHLIGHTS  -- continued

                                                                  Capital Appreciation Variable Account
                                               ------------------------------------------------------------------------------------
                                                                                Compass 3 - Level 2
                                               ------------------------------------------------------------------------------------
                                               Six Months
                                                 Ended                       Years Ended December 31,
                                              June 30, 2005    -------------------------------------------------------------------
                                               (Unaudited)        2004            2003        2002           2001          2000
                                               ----------      ----------     ----------    ----------    ----------    ----------
Per unit data:*
  Net asset value -- beginning of period ...   $   15.267      $   13.940     $   10.929    $   16.292    $   22.072    $   25.255
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Investment income ........................   $    0.080      $    0.205     $    0.109    $    0.100    $    0.154    $    0.247
  Expenses .................................       (0.154)         (0.297)        (0.254)       (0.260)       (0.357)       (0.513)
                                               ----------      ----------     ----------    ----------    ----------    ----------
      Net investment loss ..................   $   (0.074)     $   (0.092)    $   (0.145)   $   (0.160)   $   (0.203)   $   (0.266)
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions ...........................       (0.377)          1.419          3.156        (5.203)       (5.577)       (2.917)
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Change in unit value .....................   $   (0.451)     $    1.327     $    3.011    $   (5.363)   $   (5.780)   $   (3.183)
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Unit value:
  Net asset value -- end of period .........   $   14.816      $   15.267     $   13.940    $   10.929    $   16.292    $   22.072
                                               ==========      ==========     ==========    ==========    ==========    ==========
  Total Return (%)(+)& .....................        (2.96)++         9.52+       27.55^         (32.92)       (26.19)         --
Ratios (%) (to average net assets):
  Expenses## ...............................         2.11+           2.09           2.07          2.07         0.79#         0.76#
  Net investment loss ......................        (1.00)+         (0.65)         (1.17)        (1.32)      (1.19)#       (1.08)#
Portfolio turnover (%) .....................           37              65            104            80           123           140
Number of units outstanding at end of period
  (000 Omitted) ............................        5,513           5,798          6,086         6,148         6,705         6,283

  * Per unit data are based on average number of units outstanding during each year.
  + Annualized.
 ++ Not annualized.
  # Excluding mortality and expense risk charges and distribution expense charges.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The accounts' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non- recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions.
    The proceeds resulted in an increase in the net asset value of $0.900, $0.594, and $0.247 per unit for Compass 2, Compass 3, and Compass 3 - Level 2, respectively, based on units outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per unit, the Compass 2, Compass 3, and Compass 3 - Level 2 total return per unit value for the year ended December 31, 2003 would have been lower by approximately 2.24%, 2.24%, and 2.25%, respectively.
  + The accounts' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.039, $0.026, and $0.010 per unit for Compass 2,
    Compass 3, and Compass 3 - Level 2, respectively, based on units outstanding on the day the proceeds were recorded.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  & From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

                                                See notes to financial statements.

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights tables are intended to help you understand the variable accounts' financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

                                                                   Global Governments Variable Account
                                               ------------------------------------------------------------------------------------
                                                                                Compass 2
                                               ------------------------------------------------------------------------------------
                                               Six Months
                                                 Ended                       Years Ended December 31,
                                              June 30, 2005    -------------------------------------------------------------------
                                               (Unaudited)        2004            2003        2002           2001          2000
                                               ----------      ----------     ----------    ----------    ----------    ----------
Per unit data:*
  Net asset value -- beginning of period ...   $   27.240      $   25.169     $   22.125    $   18.653    $   19.378    $   19.459
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Investment income(S) .....................   $    0.475      $    0.872     $    0.877    $    0.861    $    0.946    $    1.144
  Expenses .................................       (0.329)         (0.633)        (0.584)       (0.486)       (0.500)       (0.471)
                                               ----------      ----------     ----------    ----------    ----------    ----------
      Net investment income ................   $    0.146      $    0.239     $    0.293    $    0.375    $    0.446    $    0.673
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions ...........................       (1.461)          1.832          2.751         3.097        (1.171)       (0.754)
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Change in unit value .....................   $   (1.315)     $    2.071     $    3.044    $    3.472    $   (0.725)   $   (0.081)
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Unit value:
  Net asset value -- end of period .........   $   25.925      $   27.240     $   25.169    $   22.125    $   18.653    $   19.378
                                               ==========      ==========     ==========    ==========    ==========    ==========
  Total Return (%)(+) ......................        (4.83)++***      8.23***       13.76         18.61         (3.74)***      --
Ratios (%) (to average net assets):
  Expenses before expense reductions## .....         2.75+           2.67           2.47          2.44         1.39#         1.25#
  Expenses after expense reductions## ......         2.50+           2.50           2.47        2.50^^         1.28#         1.25#
  Net investment income(S) .................         1.10+           0.94           1.23          1.73         2.23#         3.50#
Portfolio turnover (%) .....................           73             128            130           126            72           130
Number of units outstanding at end of period
  (000 Omitted) ............................          135             128            161           160           134           167

                                                                   Global Governments Variable Account
                                               ------------------------------------------------------------------------------------
                                                                                Compass 3
                                               ------------------------------------------------------------------------------------
                                               Six Months
                                                 Ended                       Years Ended December 31,
                                              June 30, 2005    -------------------------------------------------------------------
                                               (Unaudited)        2004            2003        2002           2001          2000
                                               ----------      ----------     ----------    ----------    ----------    ----------
Per unit data:*
  Net asset value -- beginning of period ...   $   26.561      $   24.578     $   21.638    $   18.269    $   19.007    $   19.115
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Investment income(S) .....................   $    0.492      $    0.883     $    0.869    $    0.846    $    1.063    $    1.103
  Expenses .................................       (0.350)         (0.662)        (0.600)       (0.511)       (0.579)       (0.480)
                                               ----------      ----------     ----------    ----------    ----------    ----------
      Net investment income ................   $    0.142      $    0.221     $    0.269    $    0.335    $    0.484    $    0.623
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions ...........................       (1.443)          1.762          2.671         3.034        (1.222)       (0.731)
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Change in unit value .....................   $   (1.301)     $    1.983     $    2.940    $    3.369    $   (0.738)   $   (0.108)
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Unit value:
  Net asset value -- end of period .........   $   25.260      $   26.561     $   24.578    $   21.638    $   18.269    $   19.007
                                               ==========      ==========     ==========    ==========    ==========    ==========
  Total Return (%)(+) ......................        (4.90)++***      8.07***       13.59         18.44         (3.88)***      --
Ratios (%) (to average net assets)(S):
  Expenses before expense reductions## .....         2.90+           2.82           2.62          2.56         1.39#         1.25#
  Expenses after expense reductions## ......         2.65+           2.65           2.62        2.65^^         1.28#         1.25#
  Net investment income(S) .................         1.04+           0.85           1.15          1.77         2.23#         3.50#
Portfolio turnover (%) .....................           73             128            130           126            72           130
Number of units outstanding at end of period
  (000 Omitted) ............................           29              28             41            58            68           108

FINANCIAL HIGHLIGHTS  -- continued

                                                                   Global Governments Variable Account
                                               ------------------------------------------------------------------------------------
                                                                                Compass 3 - Level 2
                                               ------------------------------------------------------------------------------------
                                               Six Months
                                                 Ended                       Years Ended December 31,
                                              June 30, 2005    -------------------------------------------------------------------
                                               (Unaudited)        2004            2003        2002           2001          2000
                                               ----------      ----------     ----------    ----------    ----------    ----------
Per unit data:*
  Net asset value -- beginning of period ...   $   15.580      $   14.396     $   12.655    $   10.669    $   11.083    $   11.130
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Investment income(S) .....................   $    0.271      $    0.497     $    0.494    $    0.499    $    0.520    $    0.654
  Expenses .................................       (0.188)         (0.361)        (0.331)       (0.281)       (0.274)       (0.270)
                                               ----------      ----------     ----------    ----------    ----------    ----------
      Net investment income ................   $    0.083      $    0.136     $    0.163    $    0.218    $    0.246    $    0.384
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions ...........................       (0.835)          1.048          1.578         1.768        (0.660)       (0.431)
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Change in unit value .....................   $   (0.752)     $    1.184     $    1.741    $    1.986    $   (0.414)   $   (0.047)
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Unit value:
  Net asset value -- end of period .........   $   14.828      $   15.580     $   14.396    $   12.655    $   10.669    $   11.083
                                               ==========      ==========     ==========    ==========    ==========    ==========
  Total Return (%)(+) ......................        (4.83)++***      8.23***       13.76         18.61         (3.74)***      --
Ratios (%) (to average net assets):
  Expenses before expense reductions## .....         2.75+           2.67           2.47          2.42         1.40#         1.25#
  Expenses after expense reductions## ......         2.50+           2.50           2.47        2.50^^         1.28#         1.25#
  Net investment income(S) .................         1.10+           0.94           1.21          1.70         2.23#         3.50#
Portfolio turnover (%) .....................           73             128            130           126            72           130
Number of units outstanding at end of period
 (000 Omitted) .............................          491             500            559           568           574           619

(S) Effective January 1, 2001, the variable account adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per unit data and ratios for periods prior to J anuary 1, 2001 have not been restated to reflect this change.
  * Per unit data are based on the average number of units outstanding during each year.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Excluding mortality and expense risk charges and distribution expense charges.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agr eement. (+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

                                                See notes to financial statements.

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights tables are intended to help you understand the variable accounts' financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in  the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

                                                                  Government Securities Variable Account
                                               ------------------------------------------------------------------------------------
                                                                                Compass 2
                                               ------------------------------------------------------------------------------------
                                               Six Months
                                                 Ended                       Years Ended December 31,
                                              June 30, 2005    -------------------------------------------------------------------
                                               (Unaudited)        2004            2003        2002           2001          2000
                                               ----------      ----------     ----------    ----------    ----------    ----------
Per unit data:*
  Net asset value -- beginning of period ...   $   37.338      $   36.470     $   36.124    $   33.448    $   31.520    $   28.523
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Investment income(S) .....................   $    0.957      $    1.834     $    1.482    $    1.862    $    2.183    $    2.169
  Expenses .................................       (0.372)         (0.726)        (0.711)       (0.677)       (0.661)       (0.572)
                                               ----------      ----------     ----------    ----------    ----------    ----------
      Net investment income ................   $    0.585      $    1.108     $    0.771    $    1.185    $    1.522    $    1.597
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions ...........................        0.046          (0.240)        (0.425)        1.491         0.406         1.400
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Change in unit value .....................   $    0.631      $    0.868     $    0.346    $    2.676    $    1.928    $    2.997
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Unit value:
  Net asset value -- end of period .........   $   37.969      $   37.338     $   36.470    $   36.124    $   33.448    $   31,520
                                               ==========      ==========     ==========    ==========    ==========    ==========
  Total Return (%)(+) ......................         1.69++          2.38           0.96          8.00          6.12          --
Ratios (%) (to average net assets):
  Expenses## ...............................         2.00+           1.97           1.95          1.94         0.66#         0.64#
  Net investment income(S) .................         3.09+           2.96           2.08          3.19         4.42#         5.28#
Portfolio turnover (%) .....................           29              89            138           139            89            51
Number of units outstanding at end of period
  (000 Omitted) ............................        1,970           2,125          2,447         2,759         3,043         3,210

                                                                  Government Securities Variable Account
                                               ------------------------------------------------------------------------------------
                                                                                Compass 3
                                               ------------------------------------------------------------------------------------
                                               Six Months
                                                 Ended                       Years Ended December 31,
                                              June 30, 2005    -------------------------------------------------------------------
                                               (Unaudited)        2004            2003        2002           2001          2000
                                               ----------      ----------     ----------    ----------    ----------    ----------
Per unit data:*
  Net asset value -- beginning of period ...   $   26.082      $   25.501     $   25.284    $   23.434    $   22.105    $   20.023
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Investment income(S) .....................   $    0.650      $    1.244     $    1.045    $    1.300    $    1.590    $    1.476
  Expenses .................................       (0.269)         (0.525)        (0.514)       (0.495)       (0.510)       (0.412)
                                               ----------      ----------     ----------    ----------    ----------    ----------
      Net investment income ................   $    0.381      $    0.719     $    0.531    $    0.805    $    1.080    $    1.064
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions ...........................        0.047          (0.138)        (0.314)        1.045         0.249         1.018
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Change in unit value .....................   $    0.428      $    0.581     $    0.217    $    1.850    $    1.329    $    2.082
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Unit value:
  Net asset value -- end of period .........   $   26.510      $   26.082     $   25.501    $   25.284    $   23.434    $   22.105
                                               ==========      ==========     ==========    ==========    ==========    ==========
  Total Return (%)(+) ......................         1.64++          2.28           0.86          7.89          6.01          --
Ratios (%) (to average net assets):
  Expenses## ...............................         2.10+           2.07           2.05          2.04          0.66#         0.64#
  Net investment income(S) .................         2.96+           2.82           2.08          3.36          4.42#         5.28#
Portfolio turnover (%) .....................           29              89            138           139            89            51
Number of units outstanding at end of period
  (000 Omitted) ............................           85             100            147           205           254           398

FINANCIAL HIGHLIGHTS  -- continued

                                                                  Government Securities Variable Account
                                               ------------------------------------------------------------------------------------
                                                                                Compass 3 - Level 2
                                               ------------------------------------------------------------------------------------
                                               Six Months
                                                 Ended                       Years Ended December 31,
                                              June 30, 2005    -------------------------------------------------------------------
                                               (Unaudited)        2004            2003        2002           2001          2000
                                               ----------      ----------     ----------    ----------    ----------    ----------
Per unit data:*
  Net asset value -- beginning of period ...   $   15.274      $   14.912     $   14.763    $   13.663    $   12.868    $   11.639
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Investment income(S) .....................   $    0.385      $    0.742     $    0.597    $    0.732    $    0.826    $    0.876
  Expenses .................................       (0.148)         (0.289)        (0.282)       (0.267)       (0.248)       (0.228)
                                               ----------      ----------     ----------    ----------    ----------    ----------
      Net investment income ................   $    0.237      $    0.453     $    0.315    $    0.465    $    0.578    $    0.648
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions ...........................        0.025          (0.091)        (0.166)        0.635         0.217         0.581
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Change in unit value .....................   $    0.262      $    0.362     $    0.149    $    1.100    $    0.795    $    1.229
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Unit value:
  Net asset value -- end of period .........   $   15.536      $   15.274     $   14.912    $   14.763    $   13.663    $   12.868
                                               ==========      ==========     ==========    ==========    ==========    ==========
  Total Return (%)(+) ......................         1.72++          2.43           1.01          8.05          6.17          --
Ratios (%) (to average net assets):
  Expenses## ...............................         1.95+           1.92           1.90          1.89          0.66#         0.64#
  Net investment income(S) .................         3.11+           2.99           2.10          3.17          4.42#         5.28#
Portfolio turnover (%) .....................           29              89            138           139            89            51
Number of units outstanding at end of period
  (000 Omitted) ............................        1,368           1,377          1,562         1,692         1,617         1,542

(S) Effective January 1, 2001, the variable account adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per unit data and ratios for periods prior to J anuary 1, 2001 have not been restated to reflect this change.
  * Per unit data are based on the average number of units outstanding during each year.
  + Annualized.
 ++ Not annualized.
  # Excluding mortality and expense risk charges and distribution expense charges.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

                                                See notes to financial statements.

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights tables are intended to help you understand the variable accounts' financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in  the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.
                                                                      High Yield Variable Account
                                               ------------------------------------------------------------------------------------
                                                                                Compass 2
                                               ------------------------------------------------------------------------------------
                                               Six Months
                                                 Ended                       Years Ended December 31,
                                              June 30, 2005    -------------------------------------------------------------------
                                               (Unaudited)        2004            2003        2002           2001          2000
                                               ----------      ----------     ----------    ----------    ----------    ----------
Per unit data:*
  Net asset value -- beginning of period ...   $   36.669      $   34.056     $   28.505    $   28.969    $   29.882    $   33.630
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Investment income(S) .....................   $    1.429      $    2.857     $    2.769    $    3.015    $    3.684    $    3.786
  Expenses .................................       (0.407)         (0.770)        (0.689)       (0.617)       (0.699)       (0.725)
                                               ----------      ----------     ----------    ----------    ----------    ----------
      Net investment income ................   $    1.022      $    2.087     $    2.080    $    2.398    $    2.985    $    3.061
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions ...........................       (1.169)          0.526          3.471        (2.862)       (3.898)       (6.809)
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Change in unit value .....................   $   (0.147)     $    2.613     $    5.551    $   (0.464)   $   (0.913)   $   (3.748)
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Unit value:
  Net asset value -- end of period .........   $   36.522      $   36.669     $   34.056    $   28.505    $   28.969    $   29.882
                                               ==========      ==========     ==========    ==========    ==========    ==========
  Total Return (%)(+)& .....................        (0.40)++         7.67          19.47         (1.60)        (3.05)         --
Ratios (%) (to average net assets):
  Expenses## ...............................         2.27+           2.21           2.20          2.18         0.90#         0.89#
  Net investment income(S) .................         5.60+           5.91           6.53          7.84         9.16#         9.00#
Portfolio turnover (%) .....................           32              81            164           172           103           109
Number of units outstanding at end of period
  (000 Omitted) ............................        1,454           1,601          1,827         2,069         2,328         2,677

                                                                      High Yield Variable Account
                                               ------------------------------------------------------------------------------------
                                                                                Compass 3
                                               ------------------------------------------------------------------------------------
                                               Six Months
                                                 Ended                       Years Ended December 31,
                                              June 30, 2005    -------------------------------------------------------------------
                                               (Unaudited)        2004            2003        2002           2001          2000
                                               ----------      ----------     ----------    ----------    ----------    ----------
Per unit data:*
  Net asset value -- beginning of period ...   $   26.943      $   25.048     $   20.986    $   21.349    $   22.043    $   24.832
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Investment income(S) .....................   $    1.035      $    2.021     $    1.964    $    2.141    $    3.188    $    2.730
  Expenses .................................       (0.310)         (0.576)        (0.514)       (0.469)       (0.643)       (0.557)
                                               ----------      ----------     ----------    ----------    ----------    ----------
      Net investment income ................   $    0.725      $    1.445     $    1.450    $    1.672    $    2.545    $    2.173
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions ...........................       (0.846)          0.450          2.612        (2.035)       (3.239)       (4.962)
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Change in unit value .....................   $   (0.121)     $    1.895     $    4.062    $   (0.363)   $   (0.694)   $   (2.789)
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Unit value:
  Net asset value -- end of period .........   $   26.822      $   26.943     $   25.048    $   20.986    $   21.349    $   22.043
                                               ==========      ==========     ==========    ==========    ==========    ==========
  Total Return (%)(+)& .....................        (0.45)++         7.57          19.35         (1.70)        (3.15)         --
Ratios (%) (to average net assets):
  Expenses## ...............................         2.37+           2.31           2.30          2.28         0.90#         0.89#
  Net investment income(S) .................         5.51+           5.75           6.41          8.45         9.16#         9.00#
Portfolio turnover (%) .....................           32              81            164           172           103           109
Number of units outstanding at end of period
  (000 Omitted) ............................           53              67            115           178           231           297

FINANCIAL HIGHLIGHTS  -- continued
                                                                            High Yield Variable Account
                                               ------------------------------------------------------------------------------------
                                                                                Compass 3 - Level 2
                                               ------------------------------------------------------------------------------------
                                               Six Months
                                                 Ended                       Years Ended December 31,
                                              June 30, 2005    -------------------------------------------------------------------
                                               (Unaudited)        2004            2003        2002           2001          2000
                                               ----------      ----------     ----------    ----------    ----------    ----------
Per unit data:*
  Net asset value -- beginning of period ...   $   14.421      $   13.386     $   11.199    $   11.376    $   11.728    $   13.193
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Investment income(S) .....................   $    0.545      $    1.019     $    1.161    $    1.220    $    0.784    $    1.527
  Expenses .................................       (0.154)         (0.275)        (0.286)       (0.257)       (0.151)       (0.290)
                                               ----------      ----------     ----------    ----------    ----------    ----------
      Net investment income ................   $    0.391      $    0.744     $    0.875    $    0.963    $    0.633    $    1.237
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions ...........................       (0.446)          0.291          1.312        (1.140)       (0.985)       (2.702)
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Change in unit value .....................   $   (0.055)     $    1.035     $    2.187    $   (0.177)   $   (0.352)   $   (1.465)
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Unit value:
  Net asset value -- end of period .........   $   14.366      $   14.421     $   13.386    $   11.199    $   11.376    $   11.728
                                               ==========      ==========     ==========    ==========    ==========    ==========
  Total Return (%)(+)& .....................        (0.38)++         7.73          19.53         (1.55)        (3.01)         --
Ratios (%) (to average net assets):
  Expenses## ...............................         2.22+           2.16           2.15          2.13         0.90#         0.89#
  Net investment income(S) .................         5.60+           5.77           6.57          6.08         9.16#         9.00#
Portfolio turnover (%) .....................           32              81            164           172           103           109
Number of units outstanding at end of period
  (000 Omitted) ............................          975             971          2,631         2,684         1,131         2,619

(S) Effective January 1, 2001, the variable account adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per unit data and ratios for periods prior to J anuary 1, 2001 have not been restated to reflect this change.
  * Per unit data are based on the average number of units outstanding during each year.
  + Annualized.
 ++ Not annualized.
  # Excluding mortality and expense risk charges and distribution expense charges.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  & From time to time the variable account may receive proceeds from litigation settlements, without which performance would be l ower.

                                                See notes to financial statements.

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights tables are intended to help you understand the variable accounts' financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

                                                                    Managed Sectors Variable Account
                                               ------------------------------------------------------------------------------------
                                                                                Compass 2
                                               ------------------------------------------------------------------------------------
                                               Six Months
                                                 Ended                       Years Ended December 31,
                                              June 30, 2005    -------------------------------------------------------------------
                                               (Unaudited)        2004            2003        2002           2001          2000
                                               ----------      ----------     ----------    ----------    ----------    ----------
Per unit data:*
  Net asset value -- beginning of period ...   $   43.708      $   41.525     $   33.716    $   46.116    $   72.313    $   92.865
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Investment income ........................   $    0.193      $    0.549     $    0.333    $    0.270    $    0.465    $    0.633
  Expenses .................................       (0.472)         (0.894)        (0.788)       (0.810)       (1.179)       (1.817)
                                               ----------      ----------     ----------    ----------    ----------    ----------
      Net investment loss ..................   $   (0.279)     $   (0.345)    $   (0.455)   $   (0.540)   $   (0.714)   $   (1.184)
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions ...........................       (1.072)          2.528          8.264       (11.860)      (25.483)      (19.368)
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Change in unit value .....................   $   (1.351)     $    2.183     $    7.809    $  (12.400)   $  (26.197)   $  (20.552)
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Unit value:
  Net asset value -- end of period .........   $   42.357      $   43.708     $   41.525    $   33.716    $   46.116    $   72.313
                                               ==========      ==========     ==========    ==========    ==========    ==========
  Total Return (%)(+)& .....................        (3.09)++         5.26+        23.16^        (26.89)       (36.23)         --
Ratios (%) (to average net assets):
  Expenses## ...............................         2.23+           2.17           2.12          2.10          0.88#         0.83#
  Net investment loss ......................        (1.31)+         (0.83)         (1.22)        (1.45)       (1.32)#       (1.39)#
Portfolio turnover (%) .....................           16              93             80           264           295           447
Number of units outstanding at end of period
  (000 Omitted) ............................          221             345            409           455           573           697

                                                                    Managed Sectors Variable Account
                                               ------------------------------------------------------------------------------------
                                                                                Compass 3
                                               ------------------------------------------------------------------------------------
                                               Six Months
                                                 Ended                       Years Ended December 31,
                                              June 30, 2005    -------------------------------------------------------------------
                                               (Unaudited)        2004            2003        2002           2001          2000
                                               ----------      ----------     ----------    ----------    ----------    ----------
Per unit data:*
  Net asset value -- beginning of period ...   $   42.920      $   40.837     $   33.207    $   45.487    $   71.434    $   91.870
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Investment income ........................   $    0.183      $    0.515     $    0.321    $    0.251    $    0.487    $    0.602
  Expenses .................................       (0.484)         (0.933)        (0.817)       (0.852)       (1.297)       (1.908)
                                               ----------      ----------     ----------    ----------    ----------    ----------
      Net investment loss ..................   $   (0.301)     $   (0.418)    $   (0.496)   $   (0.601)   $   (0.810)   $   (1.306)
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions ...........................       (1.055)          2.501          8.126       (11.679)      (25.137)      (19.130)
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Change in unit value .....................   $   (1.356)     $    2.083     $    7.630    $  (12.280)   $  (25.947)   $  (20.436)
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Unit value:
  Net asset value -- end of period .........   $   41.564      $   42.920     $   40.837    $   33.207    $   45.487    $   71.434
                                               ==========      ==========     ==========    ==========    ==========    ==========
  Total Return (%)(+)& .....................        (3.16)++         5.10+        22.98^        (27.00)       (36.32)         --
Ratios (%) (to average net assets):
  Expenses## ...............................         2.38+           2.32           2.27          2.25          0.88#         0.83#
  Net investment loss ......................        (1.47)+         (1.03)         (1.37)        (1.56)        (1.32)#       (1.39)#
Portfolio turnover (%) .....................           16              93             80           264           295           447
Number of units outstanding at end of period
  (000 Omitted) ............................          100             141            202           296           390           576

FINANCIAL HIGHLIGHTS  -- continued

                                                                         Managed Sectors Variable Account
                                               ------------------------------------------------------------------------------------
                                                                                Compass 3 - Level 2
                                               ------------------------------------------------------------------------------------
                                               Six Months
                                                 Ended                       Years Ended December 31,
                                              June 30, 2005    -------------------------------------------------------------------
                                               (Unaudited)        2004            2003        2002           2001          2000
                                               ----------      ----------     ----------    ----------    ----------    ----------
Per unit data:*
  Net asset value -- beginning of period ...   $   13.910      $   13.215     $   10.730    $   14.676    $   23.014    $   29.554
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Investment income ........................   $    0.061      $    0.177     $    0.106    $    0.083    $    0.136    $    0.201
  Expenses .................................       (0.150)         (0.285)        (0.252)       (0.259)       (0.350)       (0.578)
                                               ----------      ----------     ----------    ----------    ----------    ----------
      Net investment loss ..................   $   (0.089)     $   (0.108)    $   (0.146)   $   (0.176)   $   (0.214)   $   (0.377)
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions ...........................       (0.341)          0.803          2.631        (3.770)       (8.124)       (6.163)
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Change in unit value .....................   $   (0.430)     $    0.695     $    2.485    $   (3.946)   $   (8.338)   $   (6.540)
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Unit value:
  Net asset value -- end of period .........   $   13.480      $   13.910     $   13.215    $   10.730    $   14.676    $   23.014
                                               ==========      ==========     ==========    ==========    ==========    ==========
  Total Return (%)(+)& .....................        (3.09)++         5.26+        23.16^        (26.89)       (36.23)         --
Ratios (%) (to average net assets):
  Expenses## ...............................         2.23+           2.17           2.12          2.10          0.88#         0.83#
  Net investment loss ......................        (1.32)+         (0.82)         (1.22)        (1.46)        (1.32)#       (1.39)#
Portfolio turnover (%) .....................           16              93             80           264           295           447
Number of units outstanding at end of period
 (000 Omitted) .............................        2,267           3,020          3,228         3,173         3,559         3,548

  * Per unit data are based on the average number of units outstanding during each year.
  + Annualized.
 ++ Not annualized.
  # Excluding mortality and expense risk charges and distribution expense charges.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The accounts' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial paymen
    t of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions.
    The proceed s resulted in an increase in the net asset value of $0.083, $0.081, and $0.026 per unit for Compass 2, Compass 3, and Compass 3 - Level 2, res pectively, based on units outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset va lue per unit, the Compass 2, Compass 3, and Compass 3 - Level 2 total return per unit value for the year ended December 31, 2003 would have been lower by approximately 0.24%, 0.25%, and 0.24%, respectively.
  + The account's net asset value and total return calculation include a non-recurring accrual recorded as a result of an adminis trative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual re sulted in an increase in the net asset value of $0.041, $0.040, and $0.013 per unit for Compass 2, Compass 3, and
    Compass 3 - Level 2, res pectively, based on units outstanding on the day the proceeds were recorded.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  & From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

                                                See notes to financial statements.

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights tables are intended to help you understand the variable accounts' financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in  the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

                                                                     Money Market Variable Account
                                               ------------------------------------------------------------------------------------
                                                                                Compass 2
                                               ------------------------------------------------------------------------------------
                                               Six Months
                                                 Ended                       Years Ended December 31,
                                              June 30, 2005    -------------------------------------------------------------------
                                               (Unaudited)        2004            2003        2002           2001          2000
                                               ----------      ----------     ----------    ----------    ----------    ----------
Per unit data:*
  Net asset value -- beginning of period ...   $   20.073      $   20.188     $   20.322    $   20.341    $   19.862    $   18.997
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Investment income ........................   $    0.262      $    0.281     $    0.247    $    0.382    $    0.950    $    1.232
  Expenses .................................       (0.199)         (0.396)        (0.381)       (0.401)       (0.471)       (0.367)
                                               ----------      ----------     ----------    ----------    ----------    ----------
Change in unit value .......................   $    0.063      $   (0.115)    $   (0.134)   $   (0.019)   $    0.479    $    0.865
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Unit value:
  Net asset value -- end of period .........   $   20.136      $   20.073     $   20.188    $   20.322    $   20.341    $   19.862
                                               ==========      ==========     ==========    ==========    ==========    ==========
  Total Return (%)(+) ......................         0.32++         (0.57)         (0.66)        (0.09)         2.41          --
Ratios (%) (to average net assets):
  Expenses## ...............................         1.99+           1.96           1.87          1.96         0.65#         0.60#
  Net investment income (loss) .............         0.83+          (0.56)         (0.63)        (0.12)        2.51#         4.45#
Number of units outstanding at end of period
  (000 Omitted) ............................          972           1,009          1,172         1,626         1,986         3,304

                                                                     Money Market Variable Account
                                               ------------------------------------------------------------------------------------
                                                                                Compass 3
                                               ------------------------------------------------------------------------------------
                                               Six Months
                                                 Ended                       Years Ended December 31,
                                              June 30, 2005    -------------------------------------------------------------------
                                               (Unaudited)        2004            2003        2002           2001          2000
                                               ----------      ----------     ----------    ----------    ----------    ----------
Per unit data:*
  Net asset value -- beginning of period ...   $   16.443      $   16.553     $   16.680    $   16.712    $   16.334    $   15.638
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Investment income ........................   $    0.217      $    0.229     $    0.198    $    0.318    $    0.784    $    1.002
  Expenses .................................       (0.173)         (0.339)        (0.325)       (0.350)       (0.406)       (0.306)
                                               ----------      ----------     ----------    ----------    ----------    ----------
Change in unit value .......................   $    0.044      $   (0.110)    $   (0.127)   $   (0.032)   $    0.378    $    0.696
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Unit value:
  Net asset value -- end of period .........   $   16.487      $   16.443     $   16.553    $   16.680    $   16.712    $   16.334
                                               ==========      ==========     ==========    ==========    ==========    ==========
  Total Return (%)(+) ......................         0.27++         (0.67)         (0.76)        (0.19)         2.31          --
Ratios (%) (to average net assets):
  Expenses## ...............................         2.09+           2.06           1.97          2.06         0.65#         0.60#
  Net investment income (loss) .............         0.68+          (0.71)         (0.74)        (0.14)        2.51#         4.45#
Number of units outstanding at end of period
  (000 Omitted) ............................           85              97            155           186           222           468

FINANCIAL HIGHLIGHTS  -- continued

                                                                     Money Market Variable Account
                                               ------------------------------------------------------------------------------------
                                                                                Compass 3 - Level 2
                                               ------------------------------------------------------------------------------------
                                               Six Months
                                                 Ended                       Years Ended December 31,
                                              June 30, 2005    -------------------------------------------------------------------
                                               (Unaudited)        2004            2003        2002           2001          2000
                                               ----------      ----------     ----------    ----------    ----------    ----------
Per unit data:*
  Net asset value -- beginning of period ...   $   12.326      $   12.390     $   12.466    $   12.472    $   12.172    $   11.636
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Investment income ........................   $    0.162      $    0.181     $    0.131    $    0.223    $    0.710    $    0.747
  Expenses .................................       (0.120)         (0.245)        (0.207)       (0.229)       (0.410)       (0.211)
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Change in unit value .....................   $    0.042      $   (0.064)    $   (0.076)   $   (0.006)   $    0.300)   $    0.536
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Unit value:
  Net asset value -- end of period .........   $   12.368      $   12.326     $   12.390    $   12.466    $   12.472    $   12.172
                                               ==========      ==========     ==========    ==========    ==========    ==========
  Total Return (%)(+) ......................         0.34++         (0.52)         (0.61)        (0.04)         2.46          --
Ratios (%) (to average net assets):
  Expenses## ...............................         1.94+           1.91           1.82          1.91         0.65#         0.60#
  Net investment income (loss) .............         0.84+          (0.48)         (0.61)        (0.01)        2.51#         4.45#
Number of units outstanding at end of period
  (000 Omitted) ............................        1,938           2,259            896         1,113         2,835         1,562

  * Per unit data are based on the average number of units outstanding during each year.
  + Annualized.
 ++ Not annualized.
  # Excluding mortality and expense risk charges and distribution expense charges.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

                                                See notes to financial statements.

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights tables are intended to help you understand the variable accounts' financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in  the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

                                                                     Total Return Variable Account
                                               ------------------------------------------------------------------------------------
                                                                                Compass 2
                                               ------------------------------------------------------------------------------------
                                               Six Months
                                                 Ended                       Years Ended December 31,
                                              June 30, 2005    -------------------------------------------------------------------
                                               (Unaudited)        2004            2003        2002           2001          2000
                                               ----------      ----------     ----------    ----------    ----------    ----------
Per unit data:*
  Net asset value -- beginning of period ...   $   45.729      $   41.571     $   35.950    $   38.562    $   39.126    $   33.728
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Investment income(S) .....................   $    0.746      $    1.450     $    1.237    $    1.407    $    1.513    $    1.464
  Expenses .................................       (0.474)         (0.905)        (0.800)       (0.777)       (0.830)       (0.727)
                                               ----------      ----------     ----------    ----------    ----------    ----------
      Net investment income ................   $    0.272      $    0.545     $    0.437    $    0.630    $    0.683    $    0.737
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions ...........................       (0.213)          3.613          5.184        (3.242)       (1.247)        4.661
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Change in unit value .....................   $    0.059      $    4.158     $    5.621    $   (2.612)   $   (0.564)   $    5.398
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Unit value:
  Net asset value -- end of period .........   $   45.788      $   45.729     $   41.571    $   35.950    $   38.562    $   39.126
                                               ==========      ==========     ==========    ==========    ==========    ==========
  Total Return (%)(+)& .....................         0.13++         10.00+         15.64         (6.77)        (1.44)         --
Ratios (%) (to average net assets):
  Expenses## ...............................         2.11+           2.11           2.10          2.08         0.85#         0.83#
  Net investment income(S) .................         1.19+           1.25           1.13          1.43         1.67#         2.02#
Portfolio turnover (%) .....................           27              64             62            76           104           105
Number of units outstanding at end of period
  (000 Omitted) ............................        1,432           1,511          1,688         1,871         2,080         2,240

                                                                     Total Return Variable Account
                                               ------------------------------------------------------------------------------------
                                                                                Compass 3
                                               ------------------------------------------------------------------------------------
                                               Six Months
                                                 Ended                       Years Ended December 31,
                                              June 30, 2005    -------------------------------------------------------------------
                                               (Unaudited)        2004            2003        2002           2001          2000
                                               ----------      ----------     ----------    ----------    ----------    ----------
Per unit data:*
  Net asset value -- beginning of period ...   $   44.592      $   40.597     $   35.160    $   37.771    $   38.380    $   33.134
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Investment income(S) .....................   $    0.715      $    1.375     $    1.200    $    1.360    $    1.599    $    1.395
  Expenses .................................       (0.488)         (0.929)        (0.823)       (0.804)       (0.939)       (0.749)
                                               ----------      ----------     ----------    ----------    ----------    ----------
      Net investment income ................   $    0.227      $    0.446     $    0.377    $    0.556    $    0.660    $    0.646
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions ...........................       (0.203)          3.549          5.060        (3.167)       (1.269)        4.600
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Change in unit value .....................   $    0.024      $    3.995     $    5.437    $   (2.611)   $   (0.609)   $    5.246
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Unit value:
  Net asset value -- end of period .........   $   44.616      $   44.592     $   40.597    $   35.160    $   37.771    $   38.380
                                               ==========      ==========     ==========    ==========    ==========    ==========
  Total Return (%)(+)& .....................         0.05++          9.84+         15.46         (6.91)        (1.59)         --
Ratios (%) (to average net assets):
  Expenses## ...............................         2.26+           2.26           2.25          2.23         0.85#         0.83#
  Net investment income(S) .................         1.04+           1.07           1.01          1.61         1.67#         2.02#
Portfolio turnover (%) .....................           27              64             62            76           104           105
Number of units outstanding at end of period
  (000 Omitted) ............................          266             315            453           634           838         1,253

FINANCIAL HIGHLIGHTS  -- continued

                                                                        Total Return Variable Account
                                               ------------------------------------------------------------------------------------
                                                                              Compass 3 - Level 2
                                               ------------------------------------------------------------------------------------
                                               Six Months
                                                 Ended                       Years Ended December 31,
                                              June 30, 2005    -------------------------------------------------------------------
                                               (Unaudited)        2004            2003        2002           2001          2000
                                               ----------      ----------     ----------    ----------    ----------    ----------
Per unit data:*
  Net asset value -- beginning of period ...   $   21.559      $   19.599     $   16.949    $   18.180    $   18.446    $   15.901
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Investment income(S) .....................   $    0.349      $    0.676     $    0.575    $    0.658    $    0.687    $    0.683
  Expenses .................................       (0.224)         (0.425)        (0.376)       (0.367)       (0.382)       (0.343)
                                               ----------      ----------     ----------    ----------    ----------    ----------
      Net investment income ................   $    0.125      $    0.251     $    0.199    $    0.291    $    0.305    $    0.340
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions ...........................       (0.097)          1.709          2.451        (1.522)       (0.571)        2.205
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Change in unit value .....................   $    0.028      $    1.960     $    2.650    $   (1.231)   $   (0.266)   $    2.545
                                               ----------      ----------     ----------    ----------    ----------    ----------
  Unit value:
  Net asset value -- end of period .........   $   21.587      $   21.559     $   19.599    $   16.949    $   18.180    $   18.446
                                               ==========      ==========     ==========    ==========    ==========    ==========
  Total Return (%)(+)& .....................         0.13++         10.00+         15.64         (6.77)        (1.44)         --
Ratios (%) (to average net assets):
  Expenses## ...............................         2.11+           2.11           2.10          2.08         0.85#         0.83#
  Net investment income(S) .................         1.18+           1.24           1.11          1.55         1.67#         2.02#
Portfolio turnover (%) .....................           27              64             62            76           104           105
Number of units outstanding at end of period
  (000 Omitted) ............................        5,646           5,646          5,946         6,236         6,537         6,382

(S) Effective January 1, 2001, the variable account adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per unit data and ratios for periods prior to J anuary 1, 2001 have not been restated to reflect this change.
  * Per unit data are based on the average number of units outstanding during each year.
  + Annualized.
 ++ Not annualized.
  # Excluding mortality and expense risk charges and distribution expense charges.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + The account's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per unit based on the units outstanding on the day the proceeds were recorded.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  & From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

                                                See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) BUSINESS AND ORGANIZATION
Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Managed Sectors Variable Account, Money Market Variable Account, and Total Return Variable Account (the variable account(s)) are separate accounts established by Sun Life Assurance Company of Canada (U.S.), the Sponsor, in connection with the issuance of Compass 2 and Compass 3 combination fixed/variable annuity contracts. Capital Appreciation Variable Account, Government Securities Variable Account, Money Market Variable Account, and Total Return Variable Account operate as open-end, diversified management investment companies, and Global Governments Variable Account, High Yield Variable Account, and Managed Sectors Variable Account operate as open-end, non- diversified management investment companies as those terms are defined in the Investment Company Act of 1940, as amended. Effective July 18, 2005, the Managed Sectors Variable Account terminated operations.

(2) SIGNIFICANT ACCOUNTING POLICIES

General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The High Yield Variable Account can invest up to 100% of its portfolio in high- yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The Capital Appreciation Variable Account, Global Governments Variable Account, High Yield Variable Account, Managed Sectors Variable Account, and Total Return Variable Account can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities in the variable accounts' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Bonds and other fixed income securities (other than short-term obligations) in the variable accounts' portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Foreign currency options are valued by Massachusetts Financial Services Company (MFS) using an external pricing model approved by the Board of Managers that uses market data from an independent pricing source. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the variable accounts' portfolio are valued at amortized cost, which approximates market value as determined by the Board of Managers. Money market instruments are valued at amortized cost, which the Managers have determined in good faith approximates market value. The variable accounts' use of amortized cost is subject to the variable accounts' compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Managers. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the variable accounts calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the variable accounts may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the variable accounts' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

Repurchase Agreements - Certain variable accounts may enter into repurchase agreements with institutions that the variable accounts' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The variable accounts require that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the variable accounts to obtain those securities in the event of a default under the repurchase agreement. The variable accounts monitor, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the variable accounts under each such repurchase agreement. The variable accounts, along with other affiliated entities of MFS, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Written Options - Certain variable accounts may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the variable accounts realize a gain equal to the amount of the premium received. When a written call option is exercised or closed, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the variable accounts. The variable accounts, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. Written options may also be used as part of an income producing strategy reflecting the view of the variable accounts' management on the direction of interest rates.

Futures Contracts - Certain variable accounts may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the variable accounts are required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the variable accounts each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the variable accounts. The variable accounts' investment in futures contracts is designed to hedge against anticipated future changes in interest or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in equity index contracts or contracts on related options for purposes other than hedging, may be made when the variable account has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest rates or securities prices move unexpectedly, the variable accounts may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts - Certain variable accounts may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The variable accounts may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the variable accounts may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The variable accounts may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the variable accounts may enter into contracts with the intent of changing the relative exposure of the variable accounts' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Dollar Roll Transactions - The Government Securities Variable Account may enter into dollar roll transactions, with respect to mortgage backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the variable accounts sells mortgage backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon, and maturity) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the variable account will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the variable account's total return. The variable account accounts for dollar roll transactions as purchases and sales. If certain criteria are met these dollar roll transactions may be considered a financing transaction whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. For the Money Market Variable Account, all premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The variable accounts may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the variable accounts. The Capital Appreciation Variable Account was a participation in a class action lawsuit against Cendant Corporation. On March 19, 2004, the variable account received a cash settlement in the amount of $622,626.

Certain variable accounts may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The variable accounts hold, and maintain until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the variable accounts may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the variable accounts' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

Certain variable accounts may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly - The variable accounts' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the variable accounts. During the six months ended June 30, 2005, each variable accounts' custodian fees were reduced under this arrangement. The variable accounts have entered into a commission recapture agreement, under which certain brokers will credit the variable accounts a portion of the commissions generated, to offset certain expenses of the variable accounts. For the six months ended June 30, 2005, the variable accounts' miscellaneous expenses were reduced under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

                                                     Capital     Global    Government    High       Managed     Money       Total
                                                  Appreciation Governments Securities   Yield       Sectors     Market      Return
                                                    Variable    Variable   Variable    Variable     Variable   Variable    Variable
                                                     Account    Account     Account     Account     Account     Account     Account
------------------------------------------------------------------------------------------------------------------------------------
Balance credits .................................   $  2,678    $    199    $  2,945    $  1,322     $    532    $    373    $2,000
Commission recapture credits ....................      1,410        --          --            61          742        --        --
                                                    --------    --------    --------    --------     --------    --------    ------
Total ...........................................   $  4,088    $    199    $  2,945    $  1,383     $  1,274    $    373    $2,000
                                                    ========    ========    ========    ========     ========    ========    ======

Federal Income Taxes - The variable accounts are funding vehicles for individual variable annuities. The operations of the variable accounts are part of the operations of Sun Life Assurance Company of Canada (U.S.), the Sponsor, and are not taxed separately; the variable accounts are not taxed as regulated investment companies. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary. Foreign taxes have been provided for on interest and dividend income earned on foreign investments in accordance with the applicable country's tax rates and to the extent unrecoverable are recorded as a reduction of investment income.

(3) CONTRACT CHARGES
The Sponsor makes a deduction from the variable accounts at the end of each valuation period, during both the accumulation period and after annuity payments begin, for assuming the mortality and expense risks under the contracts. The rate of the deduction may be changed annually but in no event may it exceed 1.25% of the average net assets of each variable account attributable to Compass 3 contracts, or, with respect to Compass 2 contracts, 1.30% of the assets of Capital Appreciation Variable Account, Government Securities Variable Account, High Yield Variable Account, and Money Market Variable Account, or 1.25% of the assets of Global Governments Variable Account, Managed Sectors Variable Account, and Total Return Variable Account attributable to such contracts.

For assuming the distribution expense risk under Compass 3 contracts, the Sponsor makes a deduction from the variable accounts at the end of each valuation period for the first seven contract years at an effective annual rate of 0.15% of the net assets of the variable accounts attributable to such contracts. Contracts are transferred from Compass 3 to Compass 3 -- Level 2 in the month following the seventh contract anniversary. No deduction is made after the seventh contract anniversary. No deduction is made with respect to assets attributable to Compass 2 contracts.

Each year, on the contract anniversary, a contract maintenance charge of $25 with respect to Compass 2 contracts and $30 with respect to Compass 3 contracts is deducted from each contract's accumulation account and paid the Sponsor to cover administrative expenses relating to the contract. After the annuity commencement date, the annual contract maintenance charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges (including the distribution expense charge described above applicable to Compass 3 contracts) exceed 5% of the purchase payments made under a Compass 2 contract or 9% of the purchase payments made under a Compass 3 contract.

(4) ANNUITY RESERVES
Annuity reserves for contracts with annuity commencement dates prior to February 1, 1987 have been calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates between February 1, 1987 and December 31, 1998 have been calculated using the 1983 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after January 1, 1999 have been calculated using the Annuity Mortality 2000 table. Annuity reserves for contracts in payment period are calculated using an assumed interest rate of 4%. Required adjustments are accomplished by transfers to or from the Sponsor.

(5) TRANSACTIONS WITH AFFILIATES

Investment Adviser - Each variable account has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rate based on a percentage of each variable account's average daily net assets:


                                               Annual Rate of Management Fee   Annual Rate of Management Fee
                                                      Based on Average                Based on Average
                                                      Daily Net Assets                Daily Net Assets
                                                 Not Exceeding $300 Million      In Excess of $300 Million
---------------------------------------------------------------------------------------------------------------
Capital Appreciation Variable Account .......             0.75%                           0.675%
Global Governments Variable Account .........             0.75%                           0.675%
Government Securities Variable Account ......             0.55%                           0.495%
High Yield Variable Account .................             0.75%                           0.675%
Managed Sectors Variable Account ............             0.75%                           0.675%
Money Market Variable Account ...............             0.50%*                          0.50%*
Total Return Variable Account ...............             0.75%                           0.675%

* The management fee for the Money Market Variable Account is reduced to 0.45% of the average daily net assets in excess of $500 million.

The investment adviser has agreed to pay a portion of certain variable accounts' operating expenses, exclusive of taxes, extraordinary expenses, brokerage and transaction costs, mortality and expense risk charges, and contract maintenance charges, such that the operating expenses of the variable accounts do not exceed the expense limitations indicated below, based on the average daily net assets of such variable accounts. This is reflected as a reduction of total expenses in the Statements of Operations for these variable accounts. Effective management fees and expense limitations are as follows:


                                                                                                       Compass 3 -
                                                 Effective    Compass 2            Compass 3             Level 2
                                                Management     Expense              Expense              Expense
                                                   Fees      Limitations          Limitations          Limitations
---------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Variable Account .....        0.75%       1.10%                1.25%                1.10%
Global Governments Variable Account .......        0.75%       1.10%                1.25%                1.10%
Government Securities Variable Account ....        0.55%       1.10%                1.25%                1.10%
High Yield Variable Account ...............        0.75%       1.10%                1.25%                1.10%
Managed Sectors Variable Account ..........        0.75%       1.10%                1.25%                1.10%
Money Market Variable Account .............        0.50%       1.10%                1.25%                1.10%
Total Return Variable Account .............        0.75%       1.10%                1.25%                1.10%

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the variable accounts may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Managers. Each variable account is allocated a portion of these administrative costs based on its size and relative average net assets. The administrative services fee incurred for the six months ended June 30, 2005 was equivalent to the following annual effective rate of the variable accounts' average daily net assets:



                                                     Capital     Global    Government    High       Managed     Money       Total
                                                  Appreciation Governments Securities   Yield       Sectors     Market      Return
                                                    Variable    Variable   Variable    Variable     Variable   Variable    Variable
                                                     Account    Account     Account     Account     Account     Account     Account
------------------------------------------------------------------------------------------------------------------------------------
Percent of average daily net assets  ..........    0.0156%     0.0156%    0.0156%     0.0156%      0.0154%     0.0155%     0.0156%
                                                   ======      ======     ======      ======       ======      ======      ======

Managers' and Officers' Compensation - Each variable account pays compensation to Independent Managers in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. Each variable account does not pay compensation directly to officers or members of the Board of Managers who are affiliated with the Investment Advisor or the Sponsor. Certain officers and Managers of the variable accounts are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).


Other - These variable accounts and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2005, payments made by the variable accounts to Tarantino LLC amounted to the following:

                                                                  ICCO Fee
----------------------------------------------------------------------------
Capital Appreciation Variable Account ..........................    $656
Global Governments Variable Account ............................      27
Government Securities Variable Account .........................     240
High Yield Variable Account ....................................     157
Managed Sectors Variable Account ...............................     135
Money Market Variable Account ..................................     118
Total Return Variable Account ..................................     473

The variable accounts' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. On July 28, 2004, certain variable accounts accrued an estimate of the amount to be received pursuant to this matter, which resulted in an increase in net asset value of per unit based on the shares outstanding on the day the proceeds were recorded.


                                                                                                    Capital           Managed
                                                                                                  Appreciation        Sectors
                                                                                                     Variable         Variable
                                                                                                     Account          Account
------------------------------------------------------------------------------------------------------------------------------
Cash Settlement ...............................................................................      $227,161          $63,230
Increase in net asset value per unit
    Compass 2 Contracts .......................................................................      $  0.039         $  0.041
    Compass 3 Contracts .......................................................................      $  0.026         $  0.040
    Compass 3 -- Level 2 Contracts ............................................................      $  0.010         $  0.013

The proceeds were paid to the variable accounts on February 16, 2005.

(6) PORTFOLIO SECURITIES
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations were as follows:

                                                                                                   Purchases         Sales
------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Variable Account .....................................................       $ 1,642,861      $19,781,128
Global Governments Variable Account .......................................................         5,817,479        5,882,462
Government Securities Variable Account ....................................................           981,744          380,180
High Yield Variable Account ...............................................................        20,935,226       26,529,286
Managed Sectors Variable Account ..........................................................         8,711,765       26,391,900
Total Return Variable Account .............................................................        18,437,727       14,529,081

Purchases and sales of U.S. government securities, other than purchased option transactions and short-term obligations, were as follows:

                                                                                                   Purchases         Sales
------------------------------------------------------------------------------------------------------------------------------
Global Governments Variable Account .......................................................       $ 2,514,223      $ 1,997,413
Government Securities Variable Account ....................................................        26,984,613       31,244,835
Total Return Variable Account .............................................................        34,987,828       43,627,271

Purchases and sales of investments for Money Market Variable Account, which consist solely of short-term obligations, amounted to
$287,796,846 and $292,997,380, respectively, excluding repurchase agreements.

(7) PARTICIPANT TRANSACTIONS
The changes in net assets from changes in numbers of outstanding units were as follows:

                                                                 Six Months Ended June 30, 2005 (000 Omitted)
                                            ---------------------------------------------------------------------------------------
                                                             Transfers
                                                              Between
                                                             Variable        Withdrawals,
                                                              Accounts       Surrenders,
                                              Purchase       and Fixed      Annuitizations        Net            Net         Net
                                              Payments      Accumulation     and Contract     Accumulation  Annuitization  Increase
                                              Received        Account          Charges          Activity      Activity    (Decrease)
                                            ------------  ----------------  --------------  ----------------     -----     --------
                                           Units  Dollars  Units   Dollars  Units   Dollars Units   Dollars     Dollars    Dollars
                                           -----  -------  -----   -------  -----   -------------   -------     -------    -------
Capital Appreciation Variable Account
Compass 2 Contracts ......................    17     $965     (22)  $ (1,209)  (236)  $(12,867)    (241) $(13,111) $ (74) $(13,185)
Compass 3 Contracts ......................    22      781     (92)    (3,280)   (34)    (1,209)    (104)   (3,708)    (9)   (3,717)
Compass 3 -- Level 2 Contracts ...........    95    1,399     120      1,808   (500)    (7,368)    (285)   (4,161)   (26)   (4,187)
                                                   ------           --------          --------           --------  -----  --------
                                                   $3,145           $ (2,681)         $(21,444)          $(20,980) $(109) $(21,089)
                                                   ======           ========          ========           ========  =====  ========
Global Governments Variable Account
Compass 2 Contracts ......................     1   $   24      18   $    475    (12)  $   (313)       7      $186    $(2)     $184
Compass 3 Contracts ......................     2       57       2         50     (3)       (79)       1        28     (2)       26
Compass 3 -- Level 2 Contracts ...........     7      105      35        534    (51)      (777)      (9)     (138)     0*     (138)
                                                   ------           --------          --------           --------  -----  --------
                                                   $  186           $  1,059          $ (1,169)          $     76  $  (4) $     72
                                                   ======           ========          ========           ========  =====  ========
Government Securities Variable Account
Compass 2 Contracts ......................     9   $  370      (9)  $   (355)  (155)  $ (5,829)    (155) $ (5,814) $ (60) $ (5,874)
Compass 3 Contracts ......................     7      202     (14)      (363)    (8)      (218)     (15)     (379)     --     (379)
Compass 3 -- Level 2 Contracts ...........    17      262      69      1,059    (95)    (1,451)      (9)     (130)    (6)     (136)
                                                   ------           --------          --------           --------  -----  --------
                                                   $  834           $    341          $ (7,498)          $ (6,323) $ (66) $ (6,389)
                                                   ======           ========          ========           ========  =====  ========
High Yield Variable Account
Compass 2 Contracts ......................     7   $  269      (8)  $   (328)  (146)  $ (5,329)    (147) $ (5,388) $(221) $ (5,609)
Compass 3 Contracts ......................     5      147     (11)      (286)    (8)      (218)     (14)     (357)    (8)     (365)
Compass 3 -- Level 2 Contracts ...........    12      175      73        979    (81)    (1,150)       4         4    (12)       (8)
                                                   ------           --------          --------           --------  -----  --------
                                                   $  591           $    365          $ (6,697)          $ (5,741) $(241) $ (5,982)
                                                   ======           ========          ========           ========  =====  ========
Managed Sectors Variable Account
Compass 2 Contracts ......................     2   $  101     (91)  $ (3,863)   (35)   $(1,499)    (124)  $(5,261)  $(12)  $(5,273)
Compass 3 Contracts ......................     8      365     (40)    (1,659)    (9)      (377)     (41)   (1,671)    (7)   (1,678)
Compass 3 -- Level 2 Contracts ...........    56      753    (438)    (5,950)  (371)    (4,942)    (753)  (10,139)    (2)  (10,141)
                                                   ------           --------          --------           --------  -----  --------
                                                   $1,219           $(11,472)          $(6,818)          $(17,071) $ (21) $(17,092)
                                                   ======           ========           =======           ========  =====  ========
Money Market Variable Account
Compass 2 Contracts ..........         4   $  163     43    $   871   (84)   $ (1,701)  (37)   $   (667)   $ (33)     $  (700)
Compass 3 Contracts ..........        16      289     (4)       (64)  (24)       (399)  (12)       (174)      (5)        (179)
Compass 3 -- Level 2 Contracts        20      264    116      1,430  (457)     (5,654) (321)     (3,960)     (15)      (3,975)
                                           ------           --------         --------          --------    -----      -------
                                           $  716             2,237          $ (7,754)         $ (4,801)   $ (53)     $(4,854)
                                           ======          ========          ========          ========    =====      =======
Total Return Variable Account
Compass 2 Contracts ..........         6   $  282     63    $ 2,875  (148)   $ (6,719)    1    $ (3,562)   $(147)     $(3,709)
Compass 3 Contracts ..........        17      780    (49)    (2,155)  (18)       (778)  (50)     (2,153)     (46)      (2,199)
Compass 3 -- Level 2 Contracts        89    1,905    331      7,126  (420)     (8,987) --            44     (102)         (58)
                                           ------          --------          --------          --------    -----      -------
                                           $2,967          $  7,846          $(16,484)         $ (5,671)   $(295)     $(5,966)
                                           ======          ========          ========          ========    =====      =======

*Amount less than $500.


                                                                  Year Ended December 31, 2004 (000 Omitted)
                                            ---------------------------------------------------------------------------------------
                                                             Transfers
                                                              Between
                                                              Variable       Withdrawals,
                                                              Accounts       Surrenders,
                                              Purchase       and Fixed      Annuitizations,      Net             Net        Net
                                              Payments      Accumulation     and Contract     Accumulation  Annuitization Increase
                                              Received        Account          Charges          Activity       Activity  (Decrease)
                                            ------------  ----------------  --------------  --------------- ------------- --------
                                         Units  Dollars  Units   Dollars  Units   Dollars   Units   Dollars     Dollars    Dollars
                                         -----  -------  -----   -------  -----   --------  -----   -------     -------    -------
Capital Appreciation Variable Account
Compass 2 Contracts ......................  38  $ 1,960    (30) $ (1,561)  (504)  $(26,042)  (496) $(25,643)     $(264)   $(25,907)
Compass 3 Contracts ......................  72    2,460   (201)   (6,881)   (79)    (2,675)  (208)   (7,096)         1      (7,095)
Compass 3 -- Level 2 Contracts ........... 190    2,700    393     5,601   (871)   (12,376)  (288)   (4,075)       (33)     (4,108)
                                                -------         --------          --------         --------      -----    --------
                                                $ 7,120         $ (2,841)         $(41,093)        $(36,814)      (296)   $(37,110)
                                                =======         ========          ========         ========      =====    ========
Global Governments Variable Account
Compass 2 Contracts ......................   2  $    45    (16) $   (379)   (19)  $   (487)   (33) $   (821)     $  (2)   $   (823)
Compass 3 Contracts ......................   5      130    (15)     (380)    (3)       (78)   (13)     (328)        (3)       (331)
Compass 3 -- Level 2 Contracts ...........  14      200     11       155    (84)    (1,212)   (59)     (857)        (1)       (858)
                                                -------         --------          --------         --------      -----    --------
                                                   $375            $(604)          $(1,777)         $(2,006)       $(6)   $ (2,012)
                                                =======         ========          ========         ========      =====    ========
Government Securities Variable Account
Compass 2 Contracts ......................  21  $   777   (100) $ (3,640)  (243)  $ (8,929)  (322) $(11,792)     $(382)   $(12,174)
Compass 3 Contracts ......................  18      461    (44)   (1,132)   (21)      (559)   (47)   (1,230)         --     (1,230)
Compass 3 -- Level 2 Contracts ...........  35      524      6        89   (226)    (3,417)  (185)   (2,804)       (31)     (2,835)
                                                -------         --------          --------         --------      -----    --------
                                                $ 1,762         $ (4,683)         $(12,905)        $(15,826)     $(413)   $(16,239)
                                                =======         ========          ========         ========      =====    ========
High Yield Variable Account
Compass 2 Contracts ......................  11  $   378    (31) $ (1,003)  (206)  $ (7,129)  (226) $ (7,754)     $ (49)   $ (7,803)
Compass 3 Contracts ......................  12      301    (48)   (1,217)   (12)      (289)   (48)   (1,205)       (0)*     (1,205)
Compass 3 -- Level 2 Contracts ...........  24      320 (1,507)  (19,904)  (177)    (2,411)(1,660)  (21,995)        19     (21,976)
                                                -------         --------          --------         --------      -----    --------
                                                $   999         $(22,124)         $ (9,829)        $(30,954)     $ (30)   $(30,984)
                                                =======         ========          ========         ========      =====    ========
Managed Sectors Variable Account
Compass 2 Contracts ......................   5  $   237     (5) $   (186)   (64)  $ (2,652)   (64) $ (2,601)     $ (19)   $ (2,620)
Compass 3 Contracts ......................  24      982    (64)   (2,603)   (21)      (848)   (61)   (2,469)        (7)     (2,476)
Compass 3 -- Level 2 Contracts ........... 105    1,388    160     2,136   (473)    (6,235)  (208)   (2,711)       (13)     (2,724)
                                                -------         --------          --------         --------      -----    --------
                                                $ 2,607         $   (653)         $ (9,735)        $ (7,781)     $ (39)   $ (7,820)
                                                =======         ========          ========         ========      =====    ========
Money Market Variable Account
Compass 2 Contracts ......................  13  $   262    125  $  2,531   (301)  $ (6,058)  (163) $ (3,265)     $  13    $ (3,252)
Compass 3 Contracts ......................  54      896    (78)   (1,291)   (34)      (556)   (58)     (951)       (10)       (961)
Compass 3 -- Level 2 Contracts ...........  34      418  1,685    20,849   (356)    (4,393) 1,363    16,874        (23)     16,851
                                                -------         --------          --------         --------      -----    --------
                                                $ 1,576         $ 22,089          $(11,007)        $ 12,658      $ (20)   $ 12,638
                                                =======         ========          ========         ========      =====    ========
Total Return Variable Account
Compass 2 Contracts ......................  14  $   590     54  $  2,308   (245)  $(10,438)  (177) $ (7,540)     $(149)   $ (7,689)
Compass 3 Contracts ......................  52    2,180   (136)   (5,641)   (54)    (2,231)  (138)   (5,692)       (88)     (5,780)
Compass 3 -- Level 2 Contracts ........... 139    2,811    379     7,650   (818)   (16,482)  (300)   (6,021)       (40)     (6,061)
                                                -------         --------          --------         --------      -----    --------
                                                $ 5,581         $  4,317          $(29,151)        $(19,253)     $(277)   $(19,530)
                                                =======         ========          ========         ========      =====    ========
*Amount less than $500.

(8) LINE OF CREDIT
The variable accounts and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each variable account, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating variable accounts at the end of each calendar quarter. The commitment fee allocated to each variable account for the six months ended June 30, 2005 is included in miscellaneous expense and was as follows:

                                                    Commitment fee
------------------------------------------------------------------------
Capital Appreciation Variable Account ............      $1,004
Global Governments Variable Account ..............         346
Government Securities Variable Account ...........         219
High Yield Variable Account ......................         169
Managed Sectors Variable Account .................         214
Money Market Variable Account ....................         732
Total Return Variable Account ....................          42

The variable accounts had no significant borrowings during the six months ended June 30, 2005.

(9) FINANCIAL INSTRUMENTS
The variable accounts trade financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the variable accounts have in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and purchases in the table below are netted by currency.

                                                                                                                          Net
                                                                                                                       Unrealized
                                                         Settlement         Contracts to     In Exchange   Contracts  Appreciation
                                                              Date        Deliver/Receive        For        at Value (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Global Governments Variable Account ........      Sales         8/08/05  AUD        278,063   $  208,548   $  211,148   $  (2,600)
                                                                7/15/05  CAD         21,893       17,489       17,844        (355)
                                                                8/15/05  DKK        590,864       96,339       95,989         350
                                                        8/08/05-8/24/05  EUR      1,885,066    2,292,102    2,282,927       9,175
                                                        7/05/05-9/06/05  GBP        385,720      712,641      690,301      22,340
                                                                8/08/05  JPY     42,466,369      393,518      384,357       9,161
                                                                7/07/05  NOK        542,100       84,642       82,877       1,765
                                                        7/07/05-8/08/05  NZD        940,708      654,938      652,321       2,617
                                                              8/15/2005  SEK      1,769,870      234,771      227,083       7,688
                                                                                              ----------   ----------   ---------
                                                                                              $4,694,988   $4,644,847     $50,141
                                                                                              ==========   ==========   =========
                                              Purchases         7/06/05  AUD         62,509   $   47,073   $   47,561   $     488
                                                                9/07/05  CHF        284,033      227,810      222,499      (5,311)
                                                                7/11/05  DKK        415,512       72,391       67,418      (4,973)
                                                        8/08/05-8/24/05  EUR        578,767      706,351      700,781      (5,570)
                                                                7/06/05  GBP        211,186      379,700      378,254      (1,446)
                                                        8/08/05-8/09/05  JPY    300,364,342    2,882,955    2,718,564    (164,391)
                                                                7/07/05  NOK        413,236       64,005       63,176        (829)
                                                                8/08/05  NZD        101,269       70,577       70,218        (359)
                                                                                              ----------   ----------   ---------
                                                                                              $4,450,862   $4,268,471   $(182,391)
                                                                                              ==========   ==========   =========

High Yield Variable Account ................      Sales 8/08/05-8/24/05  EUR      1,536,000   $1,876,190   $1,859,629     $16,561
                                                                                              ==========   ==========   =========
                                              Purchases 8/08/05-8/24/05  EUR        511,784   $  621,929   $  619,860   $  (2,069)
                                                                8/15/05  SEK         76,260       10,116        9,785        (331)
                                                                                              ----------   ----------   ---------
                                                                                              $  632,045   $  629,645   $  (2,400)
                                                                                              ==========   ==========   =========

At June 30, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable/receivable of $1,668 with Goldman Sachs & Co. and $4,792 with Merrill Lynch International for the Global Governments Variable Account.

See page 28 for an explanation of abbreviations used to indicate amounts shown in currencies other than U.S. Dollar.

At June 30, 2005, the variable accounts had sufficient cash and/or securities to cover any commitments under these contracts.

FUTURES CONTRACTS
Government Securities Variable Account

                                                                                               Unrealized
                                                                                               Appreciation
Description                             Expiration         Contracts          Position        (Depreciation)
-------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 2 Year .......      September 2005        24              Short              $   276
U.S. Treasury Notes 5 Year .......      September 2005        14              Short               (2,026)
U.S. Treasury Notes 10 Year ......      September 2005        21              Short               (3,783)
                                                                                                 -------
                                                                                                 $(5,533)
                                                                                                 =======

At June 30, 2005, the variable account had sufficient cash and/or securities to cover any margin requirements under these contracts.

(10) RESTRICTED SECURITIES
At June 30, 2005, the High Yield Variable Account owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 0.01% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The variable account does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Managers.

High Yield Variable Account

                                            Date of
Description                               Acquisition            Shares                Cost               Value
---------------------------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V. ..         6/18/02             12,137                 $0               $9,429

(11) SUBSEQUENT EVENT
On April 28, 2005, the Board of Managers approved the termination of the Managed Sectors Variable Account. The account terminated operations effective July 18, 2005.

INVESTMENT ADVISER

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116-3741

CUSTODIAN AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110-2875

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the accounts' Investment Advisory Agreement with MFS will be available on or before December 1, 2005 by clicking on "Sun Life Annuities" in the "Products and Performance" section of the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the accounts' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

Information regarding how the accounts voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The accounts will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The accounts' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549 0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The accounts' Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing the Public Reference Section at the above address.

(C)2005 Sun Life Financial Distributors Inc.

ITEM 2. CODE OF ETHICS.

The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer has changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GLOBAL GOVERNMENTS VARIABLE ACCOUNT
             ------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: August 23, 2005
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: August 23, 2005
      ---------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 23, 2005
      ---------------

* Print name and title of each signing officer under his or her signature.